Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 2.3%
Adient plc *	107,473	3,470,303
American Axle & Manufacturing Holdings, Inc. *	129,991	1,145,221
Aptiv plc	54,288	7,252,877
Autoliv, Inc.	30,508	2,706,365
BorgWarner, Inc.	111,731	4,691,585
Cooper Tire & Rubber Co.	35,311	1,297,679
Dana, Inc.	81,538	1,578,576
Ford Motor Co. *	3,468,905	36,527,570
General Motors Co.	855,723	43,368,041
Gentex Corp.	54,601	1,804,563
Harley-Davidson, Inc.	66,393	2,661,695
Lear Corp.	36,768	5,543,144
The Goodyear Tire & Rubber Co. *	465,955	4,915,825
Thor Industries, Inc.	20,501	2,480,826
Visteon Corp. *	27,406	3,493,717
		122,937,987

Banks 6.1%
Bank of America Corp.	1,576,156	46,733,025
CIT Group, Inc.	90,392	3,335,465
Citigroup, Inc.	910,744	52,814,045
Citizens Financial Group, Inc.	150,036	5,467,312
Comerica, Inc.	52,165	2,983,838
Credicorp Ltd.	12,835	1,929,485
Fifth Third Bancorp	259,318	7,502,070
First Republic Bank	10,332	1,498,037
Huntington Bancshares, Inc.	222,579	2,943,607
JPMorgan Chase & Co.	663,869	85,420,024
KeyCorp	220,861	3,723,716
M&T Bank Corp.	37,383	4,952,126
New York Community Bancorp, Inc.	130,104	1,360,888
PacWest Bancorp	44,922	1,356,195
People’s United Financial, Inc.	79,192	1,081,763
Regions Financial Corp.	254,385	4,327,089
The PNC Financial Services Group, Inc.	104,706	15,027,405
Truist Financial Corp.	175,770	8,433,445
U.S. Bancorp	384,688	16,483,881
Wells Fargo & Co.	2,115,472	63,210,303
Zions Bancorp NA	35,314	1,558,760
		332,142,479

Capital Goods 7.8%
3M Co.	131,415	23,084,359
A.O. Smith Corp.	25,044	1,359,889
Acuity Brands, Inc.	12,921	1,553,621
AECOM *	54,478	2,729,348
AerCap Holdings N.V. *	64,463	2,465,065
AGCO Corp.	28,568	3,168,191
Allison Transmission Holdings, Inc.	41,927	1,706,429
Security	Number of Shares	Value ($)
AMETEK, Inc.	24,164	2,736,815
Carlisle Cos., Inc.	11,902	1,724,957
Carrier Global Corp.	121,436	4,675,286
Caterpillar, Inc.	115,305	21,082,366
Cummins, Inc.	42,521	9,967,773
Curtiss-Wright Corp.	9,087	943,140
Deere & Co.	57,972	16,742,314
Donaldson Co., Inc.	23,802	1,414,791
Dover Corp.	26,376	3,072,540
Eaton Corp. plc	105,289	12,392,515
EMCOR Group, Inc.	21,159	1,868,340
Emerson Electric Co.	149,409	11,855,604
Fastenal Co.	66,193	3,017,739
Flowserve Corp.	42,648	1,516,563
Fluor Corp.	328,560	5,680,802
Fortive Corp.	29,114	1,923,853
Fortune Brands Home & Security, Inc.	29,321	2,528,936
GATX Corp.	15,070	1,398,496
General Dynamics Corp.	75,405	11,060,405
General Electric Co.	4,324,437	46,184,987
Graco, Inc.	17,539	1,209,139
Hexcel Corp.	25,975	1,134,069
Honeywell International, Inc.	105,466	20,604,892
Howmet Aerospace, Inc.	122,786	3,018,080
Hubbell, Inc.	11,180	1,739,608
Huntington Ingalls Industries, Inc.	12,656	1,991,168
IDEX Corp.	7,908	1,472,391
Illinois Tool Works, Inc.	54,277	10,541,136
ITT, Inc.	15,789	1,179,596
Jacobs Engineering Group, Inc.	30,037	3,032,536
Johnson Controls International plc	192,385	9,584,621
L3Harris Technologies, Inc.	13,644	2,340,082
Lennox International, Inc.	4,062	1,119,040
Lincoln Electric Holdings, Inc.	13,830	1,583,535
Lockheed Martin Corp.	31,960	10,285,367
Masco Corp.	40,345	2,191,137
MSC Industrial Direct Co., Inc., Class A	15,787	1,224,598
Nordson Corp.	5,693	1,018,990
Northrop Grumman Corp.	28,121	8,059,760
Oshkosh Corp.	23,398	2,143,023
Otis Worldwide Corp.	69,712	4,506,881
Owens Corning	37,226	2,888,738
PACCAR, Inc.	86,157	7,859,242
Parker-Hannifin Corp.	23,328	6,172,822
Pentair plc	34,423	1,874,677
Quanta Services, Inc.	52,806	3,721,239
Raytheon Technologies Corp.	369,204	24,636,983
Regal Beloit Corp.	12,705	1,594,223
Resideo Technologies, Inc. *	96,924	2,238,944
Rockwell Automation, Inc.	16,699	4,150,202
Roper Technologies, Inc.	5,791	2,275,342
Sensata Technologies Holding plc *	28,216	1,537,772
Snap-on, Inc.	13,978	2,515,900
Spirit AeroSystems Holdings, Inc., Class A	82,756	2,802,946
Stanley Black & Decker, Inc.	26,611	4,616,742
Textron, Inc.	96,739	4,378,407

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Boeing Co.	138,354	26,866,963
The Timken Co.	19,319	1,461,676
The Toro Co.	13,494	1,271,809
Trane Technologies plc	45,969	6,589,656
TransDigm Group, Inc. *	5,417	2,997,118
Trinity Industries, Inc.	51,195	1,423,733
UFP Industries, Inc.	19,215	1,036,457
United Rentals, Inc. *	25,770	6,262,368
Univar Solutions, Inc. *	63,148	1,173,921
Valmont Industries, Inc.	7,997	1,542,781
W.W. Grainger, Inc.	10,251	3,735,362
Watsco, Inc.	6,607	1,575,703
WESCO International, Inc. *	52,490	3,995,014
Westinghouse Air Brake Technologies Corp.	17,441	1,294,297
Xylem, Inc.	19,421	1,875,874
		424,201,684

Commercial & Professional Services 0.6%
ABM Industries, Inc.	27,159	997,822
Cintas Corp.	8,243	2,622,263
CoreCivic, Inc.	101,866	724,267
Equifax, Inc.	11,210	1,985,403
IHS Markit Ltd.	23,046	2,006,846
ManpowerGroup, Inc.	49,138	4,345,765
Nielsen Holdings plc	195,323	4,361,563
Pitney Bowes, Inc.	262,196	2,448,911
Republic Services, Inc.	33,085	2,994,854
Robert Half International, Inc.	39,848	2,689,740
Verisk Analytics, Inc.	8,033	1,474,055
Waste Management, Inc.	65,123	7,249,492
		33,900,981

Consumer Durables & Apparel 1.6%
Brunswick Corp.	20,737	1,792,921
Capri Holdings Ltd. *	132,558	5,522,366
Carter’s, Inc.	15,119	1,331,077
D.R. Horton, Inc.	61,287	4,706,842
Garmin Ltd.	18,318	2,104,005
Hanesbrands, Inc.	132,983	2,033,310
Hasbro, Inc.	24,380	2,287,332
Leggett & Platt, Inc.	40,540	1,662,140
Lennar Corp., Class A	44,182	3,673,733
Lululemon Athletica, Inc. *	4,719	1,551,041
Mattel, Inc. *	127,169	2,304,302
Mohawk Industries, Inc. *	25,618	3,678,745
Newell Brands, Inc.	114,450	2,749,089
NIKE, Inc., Class B	123,383	16,482,735
NVR, Inc. *	607	2,699,013
Polaris, Inc.	17,073	1,991,907
PulteGroup, Inc.	73,328	3,189,768
PVH Corp.	46,311	3,948,476
Ralph Lauren Corp.	24,566	2,482,394
Skechers U.S.A., Inc., Class A *	33,047	1,139,461
Tapestry, Inc.	134,011	4,237,428
Taylor Morrison Home Corp. *	51,145	1,328,747
Toll Brothers, Inc.	40,602	2,074,762
Under Armour, Inc., Class A *	42,147	737,573
Under Armour, Inc., Class C *	44,940	672,752
VF Corp.	60,884	4,680,153
Whirlpool Corp.	27,279	5,049,070
		86,111,142

Security	Number of Shares	Value ($)
Consumer Services 1.8%
Aramark	82,395	2,825,325
Carnival Corp.	355,513	6,637,428
Chipotle Mexican Grill, Inc. *	1,831	2,709,880
Cracker Barrel Old Country Store, Inc.	8,009	1,083,698
Darden Restaurants, Inc.	27,536	3,218,683
Domino’s Pizza, Inc.	4,266	1,581,662
Extended Stay America, Inc.	88,680	1,301,822
H&R Block, Inc.	76,702	1,321,575
Hilton Worldwide Holdings, Inc.	26,955	2,732,967
Las Vegas Sands Corp.	85,928	4,132,278
Marriott International, Inc., Class A	36,927	4,294,979
McDonald’s Corp.	108,597	22,570,800
MGM Resorts International	138,109	3,944,393
Norwegian Cruise Line Holdings Ltd. *	112,866	2,556,415
Royal Caribbean Cruises Ltd.	60,453	3,929,445
Service Corp. International	23,178	1,168,867
Six Flags Entertainment Corp.	42,613	1,457,365
Starbucks Corp.	152,172	14,731,771
The Wendy’s Co.	49,004	999,682
Wyndham Destinations, Inc.	33,899	1,499,692
Wynn Resorts Ltd.	20,104	2,000,951
Yum China Holdings, Inc.	52,233	2,962,133
Yum! Brands, Inc.	56,689	5,753,367
		95,415,178

Diversified Financials 5.4%
Affiliated Managers Group, Inc.	19,377	2,135,152
Ally Financial, Inc.	247,260	9,356,318
American Express Co.	160,971	18,714,488
Ameriprise Financial, Inc.	39,285	7,773,323
Annaly Capital Management, Inc.	196,860	1,598,503
Berkshire Hathaway, Inc., Class A *	62	21,334,200
Berkshire Hathaway, Inc., Class B *	196,981	44,886,061
BlackRock, Inc.	13,299	9,326,057
Capital One Financial Corp.	238,113	24,825,661
Chimera Investment Corp.	93,004	939,340
CME Group, Inc.	22,106	4,017,544
Discover Financial Services	171,631	14,338,054
Equitable Holdings, Inc.	100,495	2,490,266
Evercore, Inc., Class A	14,121	1,540,601
Franklin Resources, Inc.	203,370	5,346,597
Intercontinental Exchange, Inc.	37,339	4,120,359
Invesco Ltd.	229,966	4,735,000
Jefferies Financial Group, Inc.	73,557	1,717,556
Lazard Ltd., Class A	39,310	1,619,572
LPL Financial Holdings, Inc.	16,609	1,799,419
Moody’s Corp.	9,801	2,609,614
Morgan Stanley	263,785	17,686,784
MSCI, Inc.	3,352	1,325,046
Nasdaq, Inc.	9,472	1,281,277
Navient Corp.	217,602	2,449,111
New Residential Investment Corp.	161,142	1,513,123
Northern Trust Corp.	31,846	2,840,345
PROG Holdings, Inc.	24,082	1,136,189
Raymond James Financial, Inc.	17,810	1,779,753
S&P Global, Inc.	14,146	4,484,282
Santander Consumer USA Holdings, Inc.	56,069	1,239,125
SEI Investments Co.	21,248	1,122,957
Starwood Property Trust, Inc.	62,137	1,165,690
State Street Corp.	74,564	5,219,480
Synchrony Financial	351,894	11,841,233
T. Rowe Price Group, Inc.	42,145	6,594,850
The Bank of New York Mellon Corp.	254,432	10,134,027
The Charles Schwab Corp. (a)	130,496	6,725,764

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	97,259	26,373,723
Voya Financial, Inc.	60,804	3,372,190
		293,508,634

Energy 7.4%
Antero Resources Corp. *	505,403	3,507,497
Apache Corp.	206,550	2,949,534
Baker Hughes Co.	435,862	8,756,468
Cabot Oil & Gas Corp.	57,371	1,051,610
Chevron Corp.	775,215	66,048,318
ConocoPhillips	487,349	19,508,580
Delek US Holdings, Inc.	71,959	1,349,951
Devon Energy Corp.	233,917	3,850,274
EOG Resources, Inc.	134,866	6,872,771
Exxon Mobil Corp.	2,528,319	113,369,824
Halliburton Co.	387,357	6,829,104
Helmerich & Payne, Inc.	87,281	2,119,183
Hess Corp.	70,058	3,781,731
HollyFrontier Corp.	158,165	4,501,376
Kinder Morgan, Inc.	593,031	8,349,876
Marathon Oil Corp.	605,724	4,385,442
Marathon Petroleum Corp.	462,332	19,954,249
Murphy Oil Corp.	143,551	1,775,726
Nabors Industries Ltd.	29,121	2,079,822
NOV, Inc.	395,325	4,894,123
Occidental Petroleum Corp.	672,895	13,498,274
Oceaneering International, Inc. *	173,160	1,463,202
ONEOK, Inc.	113,308	4,513,058
Patterson-UTI Energy, Inc.	258,024	1,586,848
PBF Energy, Inc., Class A	277,253	2,348,333
Peabody Energy Corp. *	430,671	1,649,470
Phillips 66	362,944	24,607,603
Pioneer Natural Resources Co.	32,011	3,870,130
Schlumberger N.V.	795,339	17,664,479
SM Energy Co.	258,350	2,167,556
Targa Resources Corp.	119,502	3,270,770
The Williams Cos., Inc.	269,210	5,715,328
Transocean Ltd. *	989,215	3,323,762
Valero Energy Corp.	416,349	23,494,574
World Fuel Services Corp.	149,471	4,572,318
		399,681,164

Food & Staples Retailing 3.0%
Casey’s General Stores, Inc.	10,052	1,884,549
Costco Wholesale Corp.	67,815	23,900,041
Performance Food Group Co. *	45,472	2,131,727
Rite Aid Corp. *	153,496	4,035,410
SpartanNash, Co.	69,837	1,293,381
Sprouts Farmers Market, Inc. *	51,448	1,165,297
Sysco Corp.	111,286	7,958,062
The Kroger Co.	500,302	17,260,419
U.S. Foods Holding Corp. *	140,128	4,342,567
United Natural Foods, Inc. *	165,017	4,468,660
Walgreens Boots Alliance, Inc.	597,592	30,028,998
Walmart, Inc.	442,942	62,228,922
		160,698,033

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	505,278	20,756,820
Archer-Daniels-Midland Co.	398,486	19,928,285
Brown-Forman Corp., Class B	21,064	1,509,657
Bunge Ltd.	152,482	9,978,422
Campbell Soup Co.	30,858	1,484,578
Coca-Cola European Partners plc	51,160	2,377,405
Conagra Brands, Inc.	77,830	2,692,918
Constellation Brands, Inc., Class A	18,014	3,799,693
Security	Number of Shares	Value ($)
Darling Ingredients, Inc. *	33,072	2,050,795
Flowers Foods, Inc.	50,404	1,157,276
General Mills, Inc.	113,745	6,608,585
Hormel Foods Corp.	44,883	2,103,217
Ingredion, Inc.	28,927	2,183,121
Kellogg Co.	47,702	2,811,556
McCormick & Co., Inc. - Non Voting Shares	17,261	1,545,550
Molson Coors Beverage Co., Class B	69,638	3,493,042
Mondelez International, Inc., Class A	267,476	14,828,869
Monster Beverage Corp. *	28,112	2,440,965
PepsiCo, Inc.	197,236	26,936,521
Philip Morris International, Inc.	310,161	24,704,324
Sanderson Farms, Inc.	9,575	1,304,019
The Coca-Cola Co.	482,962	23,254,620
The Hershey Co.	18,627	2,709,111
The JM Smucker Co.	30,615	3,563,892
The Kraft Heinz Co.	196,802	6,594,835
Tyson Foods, Inc., Class A	123,019	7,911,352
		198,729,428

Health Care Equipment & Services 5.5%
Abbott Laboratories	129,235	15,972,154
AmerisourceBergen Corp.	48,266	5,029,317
Anthem, Inc.	75,071	22,294,586
Baxter International, Inc.	54,107	4,157,041
Becton, Dickinson & Co.	19,739	5,167,473
Boston Scientific Corp. *	66,667	2,362,678
Cardinal Health, Inc.	188,629	10,135,036
Centene Corp. *	93,134	5,615,980
Cerner Corp.	43,308	3,469,404
Cigna Corp.	39,788	8,635,985
CVS Health Corp.	552,071	39,555,887
Danaher Corp.	34,947	8,311,794
DaVita, Inc. *	37,788	4,435,178
DENTSPLY SIRONA, Inc.	35,981	1,924,624
Edwards Lifesciences Corp. *	19,171	1,583,141
Encompass Health Corp.	15,855	1,274,742
HCA Healthcare, Inc.	69,968	11,368,401
Henry Schein, Inc. *	37,430	2,464,765
Hologic, Inc. *	24,431	1,947,884
Humana, Inc.	32,704	12,529,229
Intuitive Surgical, Inc. *	3,729	2,787,950
Laboratory Corp. of America Holdings *	16,006	3,663,933
Magellan Health, Inc. *	14,385	1,351,902
McKesson Corp.	94,317	16,455,487
MEDNAX, Inc. *	80,968	2,207,997
Medtronic plc	201,499	22,432,884
Molina Healthcare, Inc. *	8,766	1,872,505
Owens & Minor, Inc.	92,941	2,702,724
Patterson Cos., Inc.	55,173	1,747,881
Quest Diagnostics, Inc.	30,220	3,902,913
ResMed, Inc.	7,509	1,513,589
STERIS plc	7,285	1,363,096
Stryker Corp.	25,991	5,744,271
Tenet Healthcare Corp. *	64,310	3,039,934
The Cooper Cos., Inc.	3,172	1,154,735
UnitedHealth Group, Inc.	146,720	48,942,858
Universal Health Services, Inc., Class B	27,797	3,465,730
Varian Medical Systems, Inc. *	9,849	1,729,189
Zimmer Biomet Holdings, Inc.	21,000	3,227,070
		297,541,947

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	26,606	2,246,345
Colgate-Palmolive Co.	103,262	8,054,436
Kimberly-Clark Corp.	40,249	5,316,893

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nu Skin Enterprises, Inc., Class A	26,418	1,528,810
The Clorox Co.	12,364	2,589,763
The Estee Lauder Cos., Inc., Class A	16,316	3,861,181
The Procter & Gamble Co.	343,909	44,092,573
		67,690,001

Insurance 3.3%
Aflac, Inc.	220,305	9,953,380
Alleghany Corp.	2,996	1,698,283
American Financial Group, Inc.	17,085	1,608,382
American International Group, Inc.	728,528	27,276,088
Aon plc, Class A	33,235	6,750,028
Arch Capital Group Ltd. *	44,204	1,388,448
Arthur J. Gallagher & Co.	17,625	2,034,101
Assurant, Inc.	10,282	1,392,903
Assured Guaranty Ltd.	67,355	2,407,941
Athene Holding Ltd., Class A *	28,581	1,168,677
Axis Capital Holdings Ltd.	26,475	1,215,203
Chubb Ltd.	73,658	10,729,761
Cincinnati Financial Corp.	26,152	2,199,122
CNO Financial Group, Inc.	79,489	1,685,962
Everest Re Group Ltd.	9,911	2,092,014
Fidelity National Financial, Inc.	68,367	2,481,722
First American Financial Corp.	27,428	1,434,210
Genworth Financial, Inc., Class A *	373,710	1,061,336
Globe Life, Inc.	20,707	1,871,706
Lincoln National Corp.	91,347	4,155,375
Loews Corp.	97,245	4,404,226
Markel Corp. *	1,331	1,290,378
Marsh & McLennan Cos., Inc.	62,140	6,829,807
MetLife, Inc.	286,441	13,792,134
Old Republic International Corp.	85,471	1,547,025
Primerica, Inc.	7,827	1,090,379
Principal Financial Group, Inc.	82,397	4,059,700
Prudential Financial, Inc.	168,676	13,203,957
Reinsurance Group of America, Inc.	20,124	2,114,026
RenaissanceRe Holdings Ltd.	5,690	856,004
The Allstate Corp.	100,844	10,808,460
The Hartford Financial Services Group, Inc.	103,657	4,977,609
The Progressive Corp.	67,138	5,853,762
The Travelers Cos., Inc.	136,126	18,553,974
Unum Group	115,089	2,673,517
W.R. Berkley Corp.	26,127	1,623,532
Willis Towers Watson plc	11,205	2,273,943
		180,557,075

Materials 3.5%
Air Products & Chemicals, Inc.	19,910	5,311,192
Albemarle Corp.	18,943	3,081,268
Alcoa Corp. *	210,862	3,795,516
AptarGroup, Inc.	8,393	1,116,017
Arconic Corp. *	28,398	715,630
Ashland Global Holdings, Inc.	14,800	1,183,852
Avery Dennison Corp.	14,632	2,207,530
Ball Corp.	26,957	2,372,755
Berry Global Group, Inc. *	27,450	1,355,207
Celanese Corp.	29,448	3,597,073
CF Industries Holdings, Inc.	75,022	3,104,410
Commercial Metals Co.	64,047	1,261,085
Corteva, Inc.	95,387	3,802,126
Crown Holdings, Inc. *	17,528	1,580,149
Domtar Corp.	61,483	1,842,646
Dow, Inc.	89,583	4,649,358
DuPont de Nemours, Inc.	270,581	21,497,660
Eastman Chemical Co.	53,770	5,288,279
Ecolab, Inc.	26,795	5,479,845
Security	Number of Shares	Value ($)
Freeport-McMoRan, Inc. *	249,283	6,708,206
Graphic Packaging Holding Co.	93,145	1,458,651
Huntsman Corp.	102,362	2,704,404
International Flavors & Fragrances, Inc. (b)	12,487	1,403,289
International Paper Co.	168,026	8,453,388
Linde plc	54,277	13,319,576
LyondellBasell Industries N.V., Class A	148,690	12,751,654
Martin Marietta Materials, Inc.	9,011	2,589,852
Newmont Corp.	55,906	3,331,998
Nucor Corp.	160,780	7,834,809
O-I Glass, Inc.	134,420	1,699,069
Olin Corp.	98,487	2,354,824
Packaging Corp. of America	23,927	3,217,224
PPG Industries, Inc.	58,062	7,821,532
Reliance Steel & Aluminum Co.	32,023	3,717,230
RPM International, Inc.	18,478	1,523,881
Sealed Air Corp.	55,937	2,364,457
Sonoco Products Co.	28,727	1,663,581
Steel Dynamics, Inc.	99,077	3,395,369
The Chemours Co.	78,183	2,059,340
The Mosaic Co.	268,084	6,959,461
The Sherwin-Williams Co.	5,983	4,139,039
United States Steel Corp.	279,961	4,972,107
Vulcan Materials Co.	14,973	2,233,073
WestRock Co.	144,347	5,980,296
		187,897,908

Media & Entertainment 4.5%
Activision Blizzard, Inc.	51,482	4,684,862
Alphabet, Inc., Class A *	17,352	31,708,351
Alphabet, Inc., Class C *	17,372	31,890,475
Altice USA, Inc., Class A *	79,828	2,839,482
Charter Communications, Inc., Class A *	17,478	10,618,934
Cinemark Holdings, Inc.	64,018	1,295,724
Comcast Corp., Class A	890,716	44,152,792
Discovery, Inc., Class A *	37,580	1,556,564
Discovery, Inc., Class C *	83,503	2,925,110
DISH Network Corp., Class A *	58,159	1,687,774
Electronic Arts, Inc.	27,277	3,906,066
Facebook, Inc., Class A *	99,712	25,758,601
Fox Corp., Class A	89,679	2,796,191
Fox Corp., Class B	41,760	1,248,206
IAC/InterActiveCorp *	5,705	1,197,765
Liberty Media Corp. - Liberty SiriusXM, Class A *	36,465	1,473,915
Liberty Media Corp. - Liberty SiriusXM, Class C *	67,709	2,746,277
Netflix, Inc. *	3,148	1,675,964
News Corp., Class A	124,788	2,420,887
News Corp., Class B	39,019	736,679
Omnicom Group, Inc.	61,659	3,846,288
The Interpublic Group of Cos., Inc.	97,758	2,353,035
The Walt Disney Co. *	296,033	49,783,870
ViacomCBS, Inc., Class B	252,199	12,231,652
		245,535,464

Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	307,599	31,522,745
Agilent Technologies, Inc.	25,130	3,019,872
Alexion Pharmaceuticals, Inc. *	17,847	2,736,480
Amgen, Inc.	108,127	26,105,102
Biogen, Inc. *	27,458	7,759,905
Bristol-Myers Squibb Co.	189,341	11,631,218
Eli Lilly & Co.	61,306	12,749,809
Gilead Sciences, Inc.	438,818	28,786,461
ICON plc *	5,930	1,208,593
Illumina, Inc. *	4,633	1,975,697

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
IQVIA Holdings, Inc. *	23,251	4,134,028
Jazz Pharmaceuticals plc *	9,011	1,401,210
Johnson & Johnson	382,722	62,433,440
Merck & Co., Inc.	415,495	32,022,200
Mettler-Toledo International, Inc. *	1,766	2,062,865
Perrigo Co., plc	25,123	1,072,752
Pfizer, Inc.	1,323,343	47,508,014
Regeneron Pharmaceuticals, Inc. *	4,250	2,141,320
Thermo Fisher Scientific, Inc.	22,265	11,348,470
United Therapeutics Corp. *	13,836	2,266,614
Viatris, Inc. *	348,770	5,925,602
Waters Corp. *	8,675	2,296,012
Zoetis, Inc.	18,775	2,896,044
		305,004,453

Real Estate 1.9%
Alexandria Real Estate Equities, Inc.	6,138	1,025,721
American Tower Corp.	20,097	4,569,254
Apple Hospitality REIT, Inc.	92,257	1,151,367
AvalonBay Communities, Inc.	14,129	2,312,494
Boston Properties, Inc.	26,649	2,432,254
Brixmor Property Group, Inc.	90,953	1,539,834
Camden Property Trust	10,701	1,093,107
CBRE Group, Inc., Class A *	61,943	3,777,284
Colony Capital, Inc.	421,515	2,090,714
Crown Castle International Corp.	29,031	4,623,477
Digital Realty Trust, Inc.	60,425	8,698,179
Diversified Healthcare Trust	261,874	1,052,734
Duke Realty Corp.	30,071	1,189,609
Equinix, Inc.	4,413	3,265,444
Equity Residential	48,274	2,975,609
Essex Property Trust, Inc.	5,875	1,407,709
Extra Space Storage, Inc.	10,246	1,165,892
Healthpeak Properties, Inc.	71,854	2,130,471
Host Hotels & Resorts, Inc.	286,896	3,887,441
Iron Mountain, Inc.	85,022	2,862,691
Jones Lang LaSalle, Inc. *	17,166	2,509,841
Kimco Realty Corp.	88,367	1,458,939
Lamar Advertising Co., Class A	13,994	1,130,435
Mid-America Apartment Communities, Inc.	11,184	1,484,676
Outfront Media, Inc.	57,122	1,041,334
Park Hotels & Resorts, Inc.	137,148	2,287,629
Prologis, Inc.	29,951	3,090,943
Public Storage	11,999	2,731,212
Realogy Holdings Corp. *	196,616	2,791,947
Realty Income Corp.	21,467	1,267,841
Service Properties Trust	152,971	1,623,022
Simon Property Group, Inc.	72,620	6,748,577
SL Green Realty Corp.	27,321	1,843,593
The Macerich Co. (b)	126,714	1,989,410
UDR, Inc.	27,385	1,052,953
Ventas, Inc.	87,030	4,009,472
VEREIT, Inc.	46,314	1,631,642
Vornado Realty Trust	39,095	1,554,417
Welltower, Inc.	76,239	4,620,084
Weyerhaeuser Co.	191,348	5,968,144
WP Carey, Inc.	14,792	982,189
		105,069,585

Retailing 8.0%
Abercrombie & Fitch Co., Class A	80,767	1,863,295
Advance Auto Parts, Inc.	16,377	2,442,466
Amazon.com, Inc. *	8,462	27,130,864
American Eagle Outfitters, Inc.	122,664	2,783,246
Asbury Automotive Group, Inc. *	10,395	1,482,431
AutoNation, Inc. *	33,120	2,360,794
Security	Number of Shares	Value ($)
AutoZone, Inc. *	1,971	2,204,307
Bed Bath & Beyond, Inc. (b)	392,234	13,857,627
Best Buy Co., Inc.	76,923	8,370,761
Big Lots, Inc.	37,896	2,261,633
Booking Holdings, Inc. *	5,592	10,872,693
Burlington Stores, Inc. *	4,646	1,156,389
CarMax, Inc. *	37,176	4,378,589
Core-Mark Holding Co., Inc.	60,724	1,862,405
Dick’s Sporting Goods, Inc.	42,690	2,860,657
Dollar General Corp.	44,162	8,594,367
Dollar Tree, Inc. *	45,087	4,583,545
eBay, Inc.	163,169	9,220,680
Expedia Group, Inc.	26,962	3,345,984
Foot Locker, Inc.	91,034	3,989,110
GameStop Corp., Class A *(b)	418,457	135,998,525
Genuine Parts Co.	40,332	3,786,368
Group 1 Automotive, Inc.	14,774	2,033,198
Kohl’s Corp.	276,347	12,175,849
L Brands, Inc.	132,806	5,413,173
Lithia Motors, Inc., Class A	7,162	2,282,386
LKQ Corp. *	74,782	2,624,100
Lowe’s Cos., Inc.	129,004	21,524,317
Macy’s, Inc.	840,498	12,641,090
Murphy USA, Inc.	16,581	2,065,495
Nordstrom, Inc.	130,941	4,641,859
O'Reilly Automotive, Inc. *	10,403	4,426,164
Penske Automotive Group, Inc.	23,654	1,415,455
Qurate Retail, Inc. Class A	483,394	6,090,764
Ross Stores, Inc.	48,462	5,393,336
Signet Jewelers Ltd. *	84,281	3,423,494
Target Corp.	141,152	25,572,508
The Aaron’s Co., Inc. *	12,252	207,549
The Gap, Inc. *	247,071	5,003,188
The Home Depot, Inc.	132,393	35,854,672
The ODP Corp.	79,311	3,385,787
The TJX Cos., Inc.	224,846	14,399,138
Tractor Supply Co.	22,635	3,208,285
Ulta Beauty, Inc. *	7,202	2,014,832
Urban Outfitters, Inc. *	55,708	1,528,071
Williams-Sonoma, Inc.	19,750	2,546,170
		435,277,616

Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	28,435	4,189,329
Applied Materials, Inc.	142,945	13,819,923
Broadcom, Inc.	32,948	14,843,074
Intel Corp.	1,018,122	56,515,952
KLA Corp.	16,427	4,600,710
Lam Research Corp.	15,044	7,280,544
Marvell Technology Group Ltd.	38,065	1,958,825
Maxim Integrated Products, Inc.	30,802	2,701,643
Microchip Technology, Inc.	18,330	2,494,896
Micron Technology, Inc. *	252,444	19,758,792
NVIDIA Corp.	15,144	7,868,671
NXP Semiconductors N.V.	45,414	7,287,585
ON Semiconductor Corp. *	78,862	2,719,950
Qorvo, Inc. *	18,703	3,195,969
QUALCOMM, Inc.	227,569	35,564,483
Skyworks Solutions, Inc.	25,734	4,355,479
Teradyne, Inc.	14,932	1,694,483
Texas Instruments, Inc.	124,325	20,599,409
Xilinx, Inc.	25,677	3,352,646
		214,802,363

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 5.7%
Accenture plc, Class A	60,040	14,524,877
Adobe, Inc. *	11,089	5,087,301
Akamai Technologies, Inc. *	17,193	1,908,939
Alliance Data Systems Corp.	42,807	2,895,894
Amdocs Ltd.	34,897	2,464,426
ANSYS, Inc. *	3,718	1,317,548
Autodesk, Inc. *	4,600	1,276,178
Automatic Data Processing, Inc.	40,860	6,746,803
Booz Allen Hamilton Holding Corp.	15,679	1,335,380
Broadridge Financial Solutions, Inc.	11,859	1,675,795
CACI International, Inc., Class A *	4,142	999,133
Cadence Design Systems, Inc. *	12,151	1,584,369
CDK Global, Inc.	25,850	1,289,915
Check Point Software Technologies Ltd. *	13,822	1,765,622
Citrix Systems, Inc.	17,105	2,280,268
Cognizant Technology Solutions Corp., Class A	116,826	9,106,587
Concentrix Corp. *	14,529	1,553,441
Conduent, Inc. *	327,203	1,577,118
DXC Technology Co.	269,267	7,593,329
Fidelity National Information Services, Inc.	32,421	4,002,697
Fiserv, Inc. *	35,969	3,693,657
FleetCor Technologies, Inc. *	6,061	1,471,308
Genpact Ltd.	30,393	1,163,444
Global Payments, Inc.	8,269	1,459,644
International Business Machines Corp.	325,457	38,765,183
Intuit, Inc.	14,161	5,115,378
Jack Henry & Associates, Inc.	6,671	965,894
Leidos Holdings, Inc.	24,975	2,648,848
Mastercard, Inc., Class A	34,773	10,998,352
MAXIMUS, Inc.	14,275	1,071,482
Microsoft Corp.	437,077	101,384,381
NortonLifeLock, Inc.	184,508	3,887,584
Oracle Corp.	459,024	27,738,820
Paychex, Inc.	34,056	2,973,770
PayPal Holdings, Inc. *	35,427	8,300,900
Perspecta, Inc.	44,240	1,280,748
Sabre Corp.	126,683	1,365,643
salesforce.com, Inc. *	11,472	2,587,624
Science Applications International Corp.	11,470	1,101,464
Synopsys, Inc. *	6,515	1,664,257
Teradata Corp. *	57,466	1,545,835
The Western Union Co.	110,554	2,462,038
VeriSign, Inc. *	4,928	956,377
Visa, Inc., Class A	81,566	15,762,629
		311,350,880

Technology Hardware & Equipment 7.9%
Amphenol Corp., Class A	29,529	3,687,581
Apple, Inc.	2,055,686	271,268,325
Arrow Electronics, Inc. *	53,723	5,244,976
Avnet, Inc.	175,203	6,186,418
CDW Corp.	20,398	2,685,601
Cisco Systems, Inc.	971,750	43,320,615
CommScope Holding Co., Inc. *	107,536	1,579,704
Corning, Inc.	340,099	12,199,351
Dell Technologies, Inc., Class C *	19,627	1,430,612
F5 Networks, Inc. *	14,008	2,744,868
Flex Ltd. *	260,796	4,600,441
FLIR Systems, Inc.	23,516	1,224,008
Hewlett Packard Enterprise Co.	1,140,723	14,076,522
HP, Inc.	398,298	9,694,573
Insight Enterprises, Inc. *	16,854	1,282,589
Jabil, Inc.	81,847	3,386,010
Juniper Networks, Inc.	168,236	4,108,323
Motorola Solutions, Inc.	28,447	4,766,295
Security	Number of Shares	Value ($)
NCR Corp. *	51,601	1,721,409
NetApp, Inc.	80,873	5,373,202
Sanmina Corp. *	48,341	1,503,405
Seagate Technology plc	109,123	7,215,213
SYNNEX Corp.	14,609	1,192,387
TE Connectivity Ltd.	62,995	7,584,598
Trimble, Inc. *	22,453	1,479,877
Vontier Corp. *	12,295	398,727
Western Digital Corp.	149,555	8,439,389
Xerox Holdings Corp.	109,594	2,304,762
		430,699,781

Telecommunication Services 3.1%
AT&T, Inc.	2,648,115	75,815,532
Liberty Global plc, Class A *	85,554	2,065,274
Liberty Global plc, Class C *	200,944	4,854,807
Lumen Technologies, Inc.	1,006,619	12,461,943
T-Mobile US, Inc. *	59,555	7,508,694
Telephone & Data Systems, Inc.	78,246	1,467,113
Verizon Communications, Inc.	1,164,045	63,731,464
		167,904,827

Transportation 2.3%
American Airlines Group, Inc.	194,569	3,340,750
Avis Budget Group, Inc. *	80,274	3,318,527
C.H. Robinson Worldwide, Inc.	40,403	3,456,881
CSX Corp.	134,647	11,546,653
Delta Air Lines, Inc.	89,326	3,390,815
Expeditors International of Washington, Inc.	39,827	3,565,313
FedEx Corp.	87,613	20,618,843
JB Hunt Transport Services, Inc.	16,803	2,262,692
Kansas City Southern	12,773	2,588,704
Kirby Corp. *	19,406	985,049
Knight-Swift Transportation Holdings, Inc.	27,243	1,089,720
Landstar System, Inc.	9,491	1,323,045
Macquarie Infrastructure Corp.	32,843	912,707
Norfolk Southern Corp.	45,753	10,826,075
Old Dominion Freight Line, Inc.	8,296	1,609,424
Ryder System, Inc.	60,677	3,797,773
Southwest Airlines Co.	63,896	2,807,590
Union Pacific Corp.	130,016	25,674,260
United Airlines Holdings, Inc. *	58,886	2,354,851
United Parcel Service, Inc., Class B	95,100	14,740,500
XPO Logistics, Inc. *	22,312	2,463,468
		122,673,640

Utilities 3.2%
Alliant Energy Corp.	34,522	1,679,495
Ameren Corp.	44,424	3,230,513
American Electric Power Co., Inc.	98,673	7,983,632
American Water Works Co., Inc.	16,757	2,664,698
Atmos Energy Corp.	16,525	1,470,725
CenterPoint Energy, Inc.	164,186	3,462,683
CMS Energy Corp.	49,155	2,795,936
Consolidated Edison, Inc.	84,461	5,978,150
Dominion Energy, Inc.	114,386	8,337,596
DTE Energy Co.	37,857	4,494,383
Duke Energy Corp.	172,892	16,251,848
Edison International	86,397	5,024,850
Entergy Corp.	40,506	3,861,437
Evergy, Inc.	63,610	3,417,765
Eversource Energy	50,314	4,402,475
Exelon Corp.	329,581	13,697,386
FirstEnergy Corp.	154,137	4,741,254
MDU Resources Group, Inc.	56,062	1,473,870

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
NextEra Energy, Inc.	183,079	14,805,599
NiSource, Inc.	72,297	1,601,379
NRG Energy, Inc.	42,579	1,763,196
OGE Energy Corp.	43,111	1,315,748
PG&E Corp. *	423,766	4,843,645
Pinnacle West Capital Corp.	27,237	2,049,584
Portland General Electric Co.	22,783	963,493
PPL Corp.	210,837	5,833,860
Public Service Enterprise Group, Inc.	114,546	6,463,831
Sempra Energy	40,602	5,024,904
Southwest Gas Holdings, Inc.	13,947	836,262
The AES Corp.	264,832	6,459,252
The Southern Co.	202,554	11,934,482
UGI Corp.	65,944	2,373,325
Vistra Corp.	137,131	2,738,506
WEC Energy Group, Inc.	41,477	3,687,305
Xcel Energy, Inc.	84,981	5,437,934
		173,101,001
Total Common Stock
(Cost $3,070,588,248)		5,392,433,251

Other Investment Companies 3.0% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	7,077,299	7,077,299

Security	Number of Shares	Value ($)
Securities Lending Collateral 2.9%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	153,676,197	153,676,197
Total Other Investment Companies
(Cost $160,753,496)		160,753,496

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 03/19/21	139	25,751,140	(171,711)
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $142,645,438.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended January 31, 2021:
	Value at 10/31/20	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 01/31/21	Balance of Shares Held at 01/31/21	Dividends Received
The Charles Schwab Corp.	$5,308,534	$227,861	($142,384)	$1,559	$1,330,194	$6,725,764	130,496	$22,986

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,392,433,251	$—	$—	$5,392,433,251
Other Investment Companies[1]	160,753,496	—	—	160,753,496
Liabilities
Futures Contracts[2]	(171,711)	—	—	(171,711)
Total	$5,553,015,036	$—	$—	$5,553,015,036
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.8%
Cooper-Standard Holdings, Inc. *	157,651	4,809,932
Dorman Products, Inc. *	19,737	1,792,712
Fox Factory Holding Corp. *	7,094	848,726
Gentherm, Inc. *	29,392	1,800,554
LCI Industries	21,712	2,809,099
Modine Manufacturing Co. *	162,964	2,045,198
Patrick Industries, Inc.	17,989	1,242,320
Standard Motor Products, Inc.	27,179	1,066,232
Stoneridge, Inc. *	27,712	760,694
Tenneco, Inc., Class A *	368,011	3,716,911
Tesla, Inc. *	9,814	7,787,704
Veoneer, Inc. *	137,573	3,616,794
Winnebago Industries, Inc.	20,450	1,412,277
		33,709,153

Banks 8.2%
Associated Banc-Corp.	137,252	2,462,301
Atlantic Union Bankshares Corp.	29,620	972,721
Axos Financial, Inc. *	24,988	973,283
BancorpSouth Bank	66,676	1,843,591
Bank of Hawaii Corp.	27,192	2,126,142
Bank OZK	75,059	2,789,192
BankUnited, Inc.	105,797	3,665,866
Banner Corp.	23,084	1,021,005
Berkshire Hills Bancorp, Inc.	42,344	702,064
BOK Financial Corp.	20,867	1,541,237
Boston Private Financial Holdings, Inc.	99,237	1,209,699
Brookline Bancorp, Inc.	52,710	663,619
Cadence BanCorp	59,097	1,059,018
Capitol Federal Financial, Inc.	92,557	1,149,558
Cathay General Bancorp	51,340	1,736,319
Central Pacific Financial Corp.	37,595	747,389
Columbia Banking System, Inc.	41,895	1,613,795
Commerce Bancshares, Inc.	37,412	2,500,992
Community Bank System, Inc.	17,937	1,163,214
Cullen/Frost Bankers, Inc.	30,829	2,843,667
CVB Financial Corp.	47,648	925,801
Eagle Bancorp, Inc.	16,530	702,360
East West Bancorp, Inc.	86,318	5,173,901
Essent Group Ltd.	31,932	1,335,716
F.N.B. Corp.	275,304	2,714,497
Federal Agricultural Mortgage Corp., Class C	8,256	627,456
First BanCorp	142,207	1,294,084
First Citizens BancShares, Inc., Class A	3,399	2,025,770
First Commonwealth Financial Corp.	71,450	838,109
First Financial Bancorp	55,973	1,025,425
First Financial Bankshares, Inc.	25,948	982,910
First Hawaiian, Inc.	100,504	2,336,718
First Horizon Corp.	368,237	5,114,812
First Interstate BancSystem, Inc., Class A	17,064	659,694
Security	Number of Shares	Value ($)
First Merchants Corp.	21,857	823,353
First Midwest Bancorp, Inc.	66,755	1,103,460
Flagstar Bancorp, Inc.	23,394	1,002,433
Fulton Financial Corp.	152,385	2,041,959
Glacier Bancorp, Inc.	31,490	1,469,008
Great Western Bancorp, Inc.	68,044	1,633,056
Hancock Whitney Corp.	77,435	2,643,631
Heartland Financial USA, Inc.	16,617	708,881
Hilltop Holdings, Inc.	43,393	1,303,526
Home BancShares, Inc.	84,332	1,787,838
Hope Bancorp, Inc.	117,760	1,316,557
Independent Bank Corp.	10,162	762,963
International Bancshares Corp.	36,661	1,386,152
Investors Bancorp, Inc.	159,019	1,830,309
MGIC Investment Corp.	294,806	3,455,126
National Bank Holdings Corp., Class A	21,058	700,600
NBT Bancorp, Inc.	26,175	864,037
Northwest Bancshares, Inc.	84,478	1,077,095
OFG Bancorp	55,619	955,534
Old National Bancorp	94,266	1,582,726
Park National Corp.	8,356	902,532
Pinnacle Financial Partners, Inc.	24,399	1,672,063
Popular, Inc.	70,225	3,985,269
Prosperity Bancshares, Inc.	33,777	2,277,921
Provident Financial Services, Inc.	52,204	966,818
Radian Group, Inc.	164,584	3,160,013
Renasant Corp.	27,595	976,863
S&T Bancorp, Inc.	24,883	632,028
Sandy Spring Bancorp, Inc.	21,100	701,153
Signature Bank	22,805	3,767,158
Simmons First National Corp., Class A	41,712	1,030,286
South State Corp.	17,626	1,229,237
Sterling Bancorp	91,641	1,691,693
SVB Financial Group *	13,936	6,100,902
Synovus Financial Corp.	132,819	4,940,867
TCF Financial Corp.	39,060	1,517,872
Texas Capital Bancshares, Inc. *	33,019	1,988,404
The Bank of N.T. Butterfield & Son Ltd.	35,542	1,080,832
Towne Bank	33,151	769,103
Trustmark Corp.	49,468	1,358,886
UMB Financial Corp.	21,998	1,561,198
Umpqua Holdings Corp.	210,273	3,051,061
United Bankshares, Inc.	59,848	1,894,788
United Community Banks, Inc.	39,427	1,176,107
Valley National Bancorp	194,893	1,989,858
Walker & Dunlop, Inc.	23,429	1,928,675
Washington Federal, Inc.	78,447	2,053,742
Webster Financial Corp.	66,128	3,091,484
WesBanco, Inc.	32,156	932,524
Westamerica Bancorp	9,980	557,084
Western Alliance Bancorp	31,342	2,136,898
Wintrust Financial Corp.	35,857	2,158,233
WSFS Financial Corp.	17,600	756,272
		151,027,993

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 11.5%
AAON, Inc.	12,662	936,988
AAR Corp.	78,828	2,644,679
Advanced Drainage Systems, Inc.	10,707	883,113
Aegion Corp. *	65,928	1,211,097
Aerojet Rocketdyne Holdings, Inc. *	20,551	1,069,474
Air Lease Corp.	84,066	3,331,536
Alamo Group, Inc.	8,458	1,180,652
Albany International Corp., Class A	17,504	1,216,878
Allegion plc	27,011	2,890,447
Altra Industrial Motion Corp.	27,666	1,422,309
American Woodmark Corp. *	12,877	1,113,989
Apogee Enterprises, Inc.	57,340	2,012,634
Applied Industrial Technologies, Inc.	41,719	2,936,600
Arcosa, Inc.	59,210	3,303,326
Argan, Inc.	19,878	859,326
Armstrong World Industries, Inc.	21,867	1,710,218
Astec Industries, Inc.	27,812	1,653,980
Astronics Corp. *	49,126	612,110
Atkore International Group, Inc. *	38,349	1,701,162
AZZ, Inc.	32,390	1,541,440
Barnes Group, Inc.	47,296	2,273,519
Beacon Roofing Supply, Inc. *	92,303	3,670,890
Boise Cascade Co.	75,655	3,603,448
Builders FirstSource, Inc. *	170,810	6,533,483
BWX Technologies, Inc.	38,597	2,081,150
CAI International, Inc.	24,971	810,808
Chart Industries, Inc. *	14,123	1,696,314
CIRCOR International, Inc. *	24,736	790,810
Colfax Corp. *	92,262	3,424,765
Columbus McKinnon Corp.	18,688	807,135
Comfort Systems USA, Inc.	35,571	1,971,701
Crane Co.	45,192	3,420,131
Cubic Corp.	24,842	1,519,834
Douglas Dynamics, Inc.	16,414	669,691
DXP Enterprises, Inc. *	36,511	846,690
Dycom Industries, Inc. *	51,099	4,146,173
Encore Wire Corp.	30,293	1,749,421
Enerpac Tool Group Corp.	62,597	1,268,841
EnerSys	43,901	3,609,979
EnPro Industries, Inc.	23,008	1,660,948
ESCO Technologies, Inc.	9,788	930,643
Federal Signal Corp.	34,611	1,131,434
Franklin Electric Co., Inc.	26,990	1,873,646
Generac Holdings, Inc. *	13,328	3,284,286
Gibraltar Industries, Inc. *	17,402	1,559,741
GMS, Inc. *	57,365	1,663,011
Granite Construction, Inc.	124,990	3,700,954
Griffon Corp.	58,177	1,306,655
H&E Equipment Services, Inc.	66,279	1,821,347
HEICO Corp.	6,495	764,721
HEICO Corp., Class A	12,131	1,289,647
Herc Holdings, Inc. *	36,940	2,363,421
Hillenbrand, Inc.	68,636	2,820,940
Hyster-Yale Materials Handling, Inc.	22,789	2,044,401
Ingersoll Rand, Inc. *	36,618	1,532,097
Insteel Industries, Inc.	32,362	816,817
JELD-WEN Holding, Inc. *	83,351	2,166,292
John Bean Technologies Corp.	11,490	1,331,461
Kadant, Inc.	5,459	780,364
Kaman Corp.	34,086	1,716,571
Kennametal, Inc.	73,083	2,768,384
Lindsay Corp.	8,891	1,243,229
Lydall, Inc. *	36,601	1,101,690
Masonite International Corp. *	24,886	2,476,157
MasTec, Inc. *	69,811	5,385,919
Matrix Service Co. *	98,630	1,162,848
Maxar Technologies, Inc.	52,623	2,203,325
Security	Number of Shares	Value ($)
Meritor, Inc. *	72,394	1,868,489
Moog, Inc., Class A	46,112	3,406,293
MRC Global, Inc. *	299,459	2,069,262
Mueller Industries, Inc.	82,543	2,818,843
Mueller Water Products, Inc., Class A	117,291	1,406,319
MYR Group, Inc. *	33,248	1,848,921
National Presto Industries, Inc.	7,073	632,397
Navistar International Corp. *	25,386	1,116,984
NOW, Inc. *	358,793	2,974,394
nVent Electric plc	154,594	3,459,814
Primoris Services Corp.	82,992	2,415,482
Proto Labs, Inc. *	5,499	1,164,688
Quanex Building Products Corp.	56,091	1,233,441
Raven Industries, Inc.	30,137	972,521
RBC Bearings, Inc. *	7,558	1,264,680
REV Group, Inc.	77,413	799,676
Rexnord Corp.	56,331	2,132,692
Rush Enterprises, Inc., Class A	95,320	4,002,487
Simpson Manufacturing Co., Inc.	21,654	1,992,168
SiteOne Landscape Supply, Inc. *	7,918	1,248,510
SPX FLOW, Inc. *	35,989	1,906,337
Standex International Corp.	13,410	1,098,413
Teledyne Technologies, Inc. *	9,483	3,385,526
Tennant Co.	11,843	802,363
Terex Corp.	142,080	5,080,781
The Greenbrier Cos., Inc.	112,625	4,074,773
The Manitowoc Co., Inc. *	59,927	787,441
The Middleby Corp. *	31,353	4,255,229
Titan Machinery, Inc. *	60,533	1,289,353
Trex Co., Inc. *	17,478	1,603,956
TriMas Corp. *	34,222	1,083,126
Triton International Ltd.	53,400	2,474,556
Tutor Perini Corp. *	227,016	3,382,538
Vectrus, Inc. *	14,850	763,290
Wabash National Corp.	158,970	2,535,572
Watts Water Technologies, Inc., Class A	15,325	1,840,073
Welbilt, Inc. *	109,964	1,419,635
Woodward, Inc.	30,585	3,423,991
		212,062,704

Commercial & Professional Services 5.0%
ACCO Brands Corp.	200,960	1,625,766
ADT, Inc.	108,009	975,321
ASGN, Inc. *	37,764	3,131,013
Brady Corp., Class A	32,455	1,490,009
CBIZ, Inc. *	33,422	865,964
Cimpress plc *	8,682	793,448
Clean Harbors, Inc. *	42,628	3,301,965
Copart, Inc. *	30,857	3,386,556
CoreLogic, Inc.	45,278	3,408,981
CoStar Group, Inc. *	2,246	2,020,749
Covanta Holding Corp.	181,244	2,564,603
Deluxe Corp.	119,517	4,050,431
Exponent, Inc.	10,279	848,840
FTI Consulting, Inc. *	19,984	2,197,640
Harsco Corp. *	104,503	1,737,885
Healthcare Services Group, Inc.	83,684	2,713,035
Herman Miller, Inc.	86,855	2,974,784
HNI Corp.	70,613	2,277,975
Huron Consulting Group, Inc. *	16,932	896,719
IAA, Inc. *	36,469	2,083,839
ICF International, Inc.	16,695	1,287,685
Insperity, Inc.	17,186	1,348,929
Interface, Inc.	121,618	1,221,045
KAR Auction Services, Inc.	114,410	2,112,009
Kelly Services, Inc., Class A	181,794	3,548,619
Kforce, Inc.	33,402	1,424,595
Knoll, Inc.	83,525	1,249,534

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Korn Ferry	55,731	2,541,334
Matthews International Corp., Class A	53,365	1,629,233
McGrath RentCorp	16,677	1,163,888
MSA Safety, Inc.	10,336	1,613,656
Quad Graphics, Inc.	383,124	1,793,020
Resources Connection, Inc.	75,515	871,443
Rollins, Inc.	44,889	1,616,902
RR Donnelley & Sons Co.	1,127,429	2,694,555
SP Plus Corp. *	42,398	1,229,542
Steelcase, Inc., Class A	179,416	2,319,849
Stericycle, Inc. *	48,811	3,196,144
Team, Inc. *	95,654	945,062
Tetra Tech, Inc.	26,449	3,215,405
The Brink’s Co.	27,240	1,855,861
TransUnion	30,920	2,691,277
TriNet Group, Inc. *	11,737	869,829
TrueBlue, Inc. *	128,583	2,390,358
U.S. Ecology, Inc. *	15,813	521,829
UniFirst Corp.	11,215	2,386,552
Viad Corp.	47,958	1,654,551
		92,738,229

Consumer Durables & Apparel 4.7%
Acushnet Holdings Corp.	25,480	1,040,094
American Outdoor Brands, Inc. *	20,434	387,837
Beazer Homes USA, Inc. *	71,689	1,191,471
Callaway Golf Co.	64,964	1,811,846
Cavco Industries, Inc. *	4,316	814,257
Century Communities, Inc. *	19,655	922,606
Columbia Sportswear Co.	21,365	1,868,583
Crocs, Inc. *	20,388	1,427,568
Deckers Outdoor Corp. *	16,203	4,730,952
Ethan Allen Interiors, Inc.	76,895	1,818,567
Fossil Group, Inc. *	520,730	7,550,585
G-III Apparel Group Ltd. *	159,774	4,320,289
Helen of Troy Ltd. *	14,250	3,480,562
iRobot Corp. *	17,138	2,058,274
KB Home	65,833	2,741,286
Kontoor Brands, Inc.	117,947	4,260,246
La-Z-Boy, Inc.	68,989	2,671,254
LGI Homes, Inc. *	8,472	904,047
M.D.C. Holdings, Inc.	46,893	2,439,374
M/I Homes, Inc. *	31,949	1,577,322
Meritage Homes Corp. *	31,640	2,539,426
Movado Group, Inc.	51,415	1,062,234
Oxford Industries, Inc.	27,145	1,770,940
Smith & Wesson Brands, Inc.	76,639	1,269,142
Steven Madden Ltd.	103,582	3,480,355
Sturm, Ruger & Co., Inc.	20,018	1,268,340
Tempur Sealy International, Inc. *	91,190	2,407,416
TopBuild Corp. *	13,627	2,724,719
Tri Pointe Homes, Inc. *	182,170	3,679,834
Tupperware Brands Corp. *	335,159	10,081,583
Universal Electronics, Inc. *	14,972	812,081
Vista Outdoor, Inc. *	141,241	4,120,000
Wolverine World Wide, Inc.	103,349	2,959,915
		86,193,005

Consumer Services 5.4%
Adtalem Global Education, Inc. *	77,834	3,003,614
American Public Education, Inc. *	21,027	605,157
Arcos Dorados Holdings, Inc., Class A	234,796	1,159,892
BJ’s Restaurants, Inc. *	47,376	2,214,354
Bloomin’ Brands, Inc.	174,259	3,671,637
Boyd Gaming Corp. *	69,540	3,140,426
Bright Horizons Family Solutions, Inc. *	17,234	2,619,051
Brinker International, Inc.	88,556	5,214,177
Security	Number of Shares	Value ($)
Caesars Entertainment, Inc. *	66,248	4,663,197
Choice Hotels International, Inc.	10,115	1,017,974
Churchill Downs, Inc.	14,278	2,676,411
Dave & Buster’s Entertainment, Inc. *	76,699	2,609,300
Denny’s Corp. *	54,839	862,617
Dine Brands Global, Inc.	16,308	1,121,338
Fiesta Restaurant Group, Inc. *	56,705	853,977
frontdoor, Inc. *	20,491	1,127,825
Graham Holdings Co., Class B	7,018	3,986,996
Grand Canyon Education, Inc. *	21,190	1,799,879
Hilton Grand Vacations, Inc. *	81,426	2,419,981
Houghton Mifflin Harcourt Co. *	558,241	2,752,128
Hyatt Hotels Corp., Class A	47,181	3,097,904
International Game Technology plc	257,268	4,144,588
Jack in the Box, Inc.	40,314	3,795,160
Laureate Education, Inc., Class A *	136,108	1,770,765
Marriott Vacations Worldwide Corp.	27,384	3,361,660
Papa John’s International, Inc.	13,811	1,412,589
Penn National Gaming, Inc. *	59,048	6,124,459
Perdoceo Education Corp. *	45,976	543,896
Planet Fitness, Inc., Class A *	10,042	723,024
Red Robin Gourmet Burgers, Inc. *	80,728	2,114,266
Red Rock Resorts, Inc., Class A	66,787	1,568,159
Regis Corp. *	103,514	982,348
Ruth’s Hospitality Group, Inc.	49,023	891,728
Scientific Games Corp., Class A *	60,412	2,369,359
SeaWorld Entertainment, Inc. *	40,580	1,159,371
Strategic Education, Inc.	6,450	569,987
Stride, Inc. *	55,812	1,437,159
Terminix Global Holdings, Inc. *	49,005	2,336,558
Texas Roadhouse, Inc.	43,677	3,328,624
The Cheesecake Factory, Inc.	98,463	4,427,881
Vail Resorts, Inc.	13,869	3,688,599
WW International, Inc. *	26,597	706,416
Wyndham Hotels & Resorts, Inc.	41,115	2,391,660
		100,466,091

Diversified Financials 4.2%
AGNC Investment Corp.	200,783	3,132,215
Apollo Commercial Real Estate Finance, Inc.	96,339	1,077,070
Artisan Partners Asset Management, Inc., Class A	36,286	1,756,242
BGC Partners, Inc., Class A	317,459	1,126,979
Blackstone Mortgage Trust, Inc., Class A	63,628	1,696,323
Brightsphere Investment Group, Inc.	60,692	1,112,484
Cannae Holdings, Inc. *	41,871	1,590,679
Capstead Mortgage Corp.	137,869	736,220
Cboe Global Markets, Inc.	32,446	2,976,272
Cohen & Steers, Inc.	10,098	661,419
Compass Diversified Holdings	74,460	1,533,876
Credit Acceptance Corp. *	4,666	1,800,003
Donnelley Financial Solutions, Inc. *	76,997	1,377,476
Eaton Vance Corp.	68,415	4,593,383
Encore Capital Group, Inc. *	21,918	650,965
Enova International, Inc. *	49,630	1,121,638
FactSet Research Systems, Inc.	7,417	2,242,456
Federated Hermes, Inc.	95,788	2,586,276
FirstCash, Inc.	28,055	1,651,878
Green Dot Corp., Class A *	19,845	996,814
Greenhill & Co., Inc.	63,289	734,785
Houlihan Lokey, Inc.	16,657	1,080,206
Invesco Mortgage Capital, Inc. (a)	321,797	1,300,060
Janus Henderson Group plc	145,463	4,474,442
Ladder Capital Corp. REIT	123,691	1,215,883
MarketAxess Holdings, Inc.	3,151	1,703,935
MFA Financial, Inc.	618,687	2,252,021
Moelis & Co., Class A	32,864	1,633,669

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Morningstar, Inc.	6,007	1,380,949
Nelnet, Inc., Class A	18,499	1,272,546
New York Mortgage Trust, Inc.	276,581	1,031,647
OneMain Holdings, Inc.	92,405	4,302,377
PennyMac Mortgage Investment Trust	79,270	1,367,408
Piper Sandler Cos.	9,942	908,003
PRA Group, Inc. *	35,830	1,181,315
Redwood Trust, Inc.	133,664	1,146,837
SLM Corp.	265,488	3,684,973
Stifel Financial Corp.	47,411	2,456,838
Two Harbors Investment Corp.	257,450	1,562,722
Virtus Investment Partners, Inc.	4,992	1,048,320
Waddell & Reed Financial, Inc., Class A	224,876	5,687,114
WisdomTree Investments, Inc.	170,023	907,073
World Acceptance Corp. *	12,894	1,849,258
		78,603,049

Energy 4.6%
Arch Resources, Inc.	65,928	3,159,270
Archrock, Inc.	162,965	1,445,500
Callon Petroleum Co. *	74,375	1,029,350
Centennial Resource Development, Inc. *	813,059	1,902,558
ChampionX Corp. *	130,294	1,992,195
Cheniere Energy, Inc. *	45,754	2,897,601
Cimarex Energy Co.	77,458	3,267,178
CNX Resources Corp. *	329,906	4,179,909
CONSOL Energy, Inc. *	285,299	2,316,628
Continental Resources, Inc.	102,132	2,010,979
Core Laboratories N.V.	63,162	2,083,083
Cosan Ltd., Class A	140,383	2,432,837
CVR Energy, Inc.	82,052	1,403,089
Diamondback Energy, Inc.	54,410	3,084,503
Dril-Quip, Inc. *	51,361	1,546,993
EQT Corp.	223,484	3,645,024
Equitrans Midstream Corp.	194,028	1,290,286
Exterran Corp. *	200,655	866,830
Forum Energy Technologies, Inc. *	57,699	855,676
Frank’s International N.V. *	297,833	827,976
GasLog Ltd.	171,012	701,149
Green Plains, Inc. *	184,973	3,553,331
Helix Energy Solutions Group, Inc. *	243,524	1,003,319
International Seaways, Inc.	39,336	629,769
Kosmos Energy Ltd.	566,934	1,258,594
Liberty Oilfield Services, Inc., Class A	86,371	1,038,179
Magnolia Oil & Gas Corp., Class A *	95,585	809,605
Matador Resources Co. *	65,341	998,411
Newpark Resources, Inc. *	401,536	959,671
NexTier Oilfield Solutions, Inc. *	228,832	759,722
Nordic American Tankers Ltd. (a)	248,583	735,806
Oil States International, Inc. *	418,712	2,344,787
Par Pacific Holdings, Inc. *	87,409	1,160,792
PDC Energy, Inc. *	108,662	2,359,052
ProPetro Holding Corp. *	134,064	1,071,171
QEP Resources, Inc.	1,522,536	4,339,228
Range Resources Corp. *	453,667	4,178,273
Renewable Energy Group, Inc. *	51,490	4,613,504
REX American Resources Corp. *	10,508	803,862
RPC, Inc. *	245,949	1,096,933
Scorpio Tankers, Inc.	67,026	833,803
SFL Corp., Ltd.	128,895	814,616
Southwestern Energy Co. *	354,806	1,337,619
Teekay Tankers Ltd., Class A *	53,443	547,791
Tidewater, Inc. *	127,603	1,210,952
US Silica Holdings, Inc.	285,127	2,320,934
Whiting Petroleum Corp. *	40,838	830,645
		84,548,983

Security	Number of Shares	Value ($)
Food & Staples Retailing 0.7%
BJ’s Wholesale Club Holdings, Inc. *	33,663	1,416,202
Ingles Markets, Inc., Class A	45,708	2,173,873
PriceSmart, Inc.	35,489	3,331,707
The Andersons, Inc.	127,753	2,938,319
The Chefs’ Warehouse, Inc. *	34,285	935,638
Weis Markets, Inc.	27,328	1,346,724
		12,142,463

Food, Beverage & Tobacco 2.2%
B&G Foods, Inc. (a)	95,367	3,631,575
Cal-Maine Foods, Inc. *	42,203	1,618,063
Calavo Growers, Inc.	15,353	1,169,131
Coca-Cola Consolidated, Inc.	2,529	674,889
Fresh Del Monte Produce, Inc.	117,122	2,865,975
Hostess Brands, Inc. *	55,626	853,859
J&J Snack Foods Corp.	9,965	1,521,257
John B. Sanfilippo & Son, Inc.	10,142	815,721
Keurig Dr Pepper, Inc.	91,883	2,921,879
Lamb Weston Holdings, Inc.	37,043	2,767,112
Lancaster Colony Corp.	10,309	1,799,745
Nomad Foods Ltd. *	93,741	2,352,899
Pilgrim’s Pride Corp. *	100,118	1,940,287
Post Holdings, Inc. *	32,880	3,118,668
The Boston Beer Co., Inc., Class A *	2,211	2,027,244
The Hain Celestial Group, Inc. *	65,150	2,709,263
TreeHouse Foods, Inc. *	74,555	3,148,458
Universal Corp.	66,195	3,036,365
Vector Group Ltd.	135,886	1,595,302
		40,567,692

Health Care Equipment & Services 4.3%
ABIOMED, Inc. *	4,231	1,473,446
Acadia Healthcare Co., Inc. *	68,097	3,451,156
Align Technology, Inc. *	9,682	5,086,729
Allscripts Healthcare Solutions, Inc. *	145,293	2,397,334
Amedisys, Inc. *	6,811	1,956,868
AMN Healthcare Services, Inc. *	30,152	2,174,562
Avanos Medical, Inc. *	25,100	1,137,030
Brookdale Senior Living, Inc. *	556,238	2,747,816
Cantel Medical Corp. *	18,521	1,462,603
Chemed Corp.	5,426	2,810,125
Community Health Systems, Inc. *	425,535	3,965,986
CONMED Corp.	10,664	1,193,302
Covetrus, Inc. *	186,554	6,355,895
Globus Medical, Inc., Class A *	18,598	1,147,311
Haemonetics Corp. *	13,001	1,485,884
Hill-Rom Holdings, Inc.	26,750	2,569,070
HMS Holdings Corp. *	29,370	1,081,403
ICU Medical, Inc. *	5,081	1,038,963
IDEXX Laboratories, Inc. *	5,412	2,590,616
Integer Holdings Corp. *	13,561	1,000,802
Integra LifeSciences Holdings Corp. *	16,751	1,106,236
Invacare Corp.	72,477	678,385
LENSAR, Inc. *	29,209	204,171
LHC Group, Inc. *	6,486	1,292,141
LivaNova plc *	15,639	983,693
Masimo Corp. *	7,508	1,921,447
Merit Medical Systems, Inc. *	17,039	922,662
ModivCare, Inc. *	12,600	1,997,982
National HealthCare Corp.	15,376	984,833
Neogen Corp. *	9,382	758,722
NextGen Healthcare, Inc. *	50,193	992,818
NuVasive, Inc. *	21,472	1,153,905
Omnicell, Inc. *	9,141	1,076,810
Premier, Inc., Class A	35,334	1,196,763

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Select Medical Holdings Corp. *	102,269	2,628,313
Teleflex, Inc.	8,242	3,112,426
The Ensign Group, Inc.	24,531	1,920,287
Tivity Health, Inc. *	61,349	1,383,420
Triple-S Management Corp., Class B *	71,750	1,681,103
Varex Imaging Corp. *	47,091	911,682
Veeva Systems, Inc., Class A *	4,309	1,191,180
West Pharmaceutical Services, Inc.	11,769	3,524,698
		78,750,578

Household & Personal Products 1.0%
Central Garden & Pet Co. *	7,605	321,615
Central Garden & Pet Co., Class A *	30,567	1,192,113
Coty, Inc., Class A	562,419	3,582,609
Edgewell Personal Care Co.	93,421	3,120,261
Energizer Holdings, Inc.	28,659	1,256,411
Herbalife Nutrition Ltd. *	68,828	3,507,475
Medifast, Inc.	4,705	1,104,122
Spectrum Brands Holdings, Inc.	32,092	2,425,192
USANA Health Sciences, Inc. *	14,777	1,222,945
WD-40 Co.	4,060	1,235,905
		18,968,648

Insurance 2.1%
Ambac Financial Group, Inc. *	61,699	889,700
American Equity Investment Life Holding Co.	123,478	3,604,323
American National Group, Inc.	8,080	714,110
AMERISAFE, Inc.	13,877	770,173
Argo Group International Holdings Ltd.	36,112	1,457,119
Brighthouse Financial, Inc. *	64,784	2,290,762
Brown & Brown, Inc.	75,281	3,243,858
CNA Financial Corp.	35,460	1,362,373
Employers Holdings, Inc.	24,911	759,785
Horace Mann Educators Corp.	23,030	902,085
James River Group Holdings Ltd.	26,739	1,189,351
Kemper Corp.	30,961	2,178,106
MBIA, Inc. *	194,857	1,196,422
Mercury General Corp.	30,694	1,627,089
ProAssurance Corp.	162,948	2,986,837
RLI Corp.	15,201	1,471,153
Safety Insurance Group, Inc.	11,844	869,823
Selective Insurance Group, Inc.	32,314	2,099,764
Stewart Information Services Corp.	42,542	1,973,098
The Hanover Insurance Group, Inc.	30,648	3,446,981
United Fire Group, Inc.	25,190	693,733
Universal Insurance Holdings, Inc.	51,253	686,278
White Mountains Insurance Group Ltd.	3,314	3,380,280
		39,793,203

Materials 7.1%
AdvanSix, Inc. *	85,847	1,830,258
Allegheny Technologies, Inc. *	198,455	3,375,720
Alpha Metallurgical Resources, Inc. *	218,831	2,481,544
Avient Corp.	95,902	3,685,514
Axalta Coating Systems Ltd. *	133,744	3,609,751
Balchem Corp.	10,485	1,122,210
Cabot Corp.	77,119	3,386,295
Carpenter Technology Corp.	97,390	3,042,464
Century Aluminum Co. *	111,798	1,090,030
Clearwater Paper Corp. *	46,296	1,762,952
Cleveland-Cliffs, Inc.	519,394	7,967,504
Compass Minerals International, Inc.	35,911	2,092,175
Constellium SE *	101,957	1,257,130
Eagle Materials, Inc.	32,510	3,577,075
Element Solutions, Inc.	118,792	2,023,028
Security	Number of Shares	Value ($)
Ferro Corp. *	63,232	871,969
FMC Corp.	25,974	2,812,724
GCP Applied Technologies, Inc. *	51,188	1,268,951
Glatfelter Corp.	69,251	1,083,778
Greif, Inc., Class A	44,829	2,024,478
H.B. Fuller Co.	41,543	2,114,123
Hecla Mining Co.	239,290	1,361,560
Ingevity Corp. *	20,383	1,338,959
Innospec, Inc.	18,694	1,641,146
Kaiser Aluminum Corp.	23,721	2,056,611
Kraton Corp. *	77,928	2,188,218
Livent Corp. *	70,513	1,284,747
Louisiana-Pacific Corp.	110,972	4,218,046
Materion Corp.	24,480	1,669,291
Mercer International, Inc.	82,959	937,437
Minerals Technologies, Inc.	39,124	2,411,212
Myers Industries, Inc.	41,755	837,188
Neenah, Inc.	22,718	1,156,801
NewMarket Corp.	5,625	2,206,069
Orion Engineered Carbons S.A.	97,919	1,491,306
Quaker Chemical Corp.	3,988	1,045,374
Rayonier Advanced Materials, Inc. *	306,765	2,122,814
Royal Gold, Inc.	11,011	1,176,856
Schnitzer Steel Industries, Inc., Class A	99,240	2,929,565
Schweitzer-Mauduit International, Inc.	41,992	1,559,583
Sensient Technologies Corp.	34,833	2,456,771
Silgan Holdings, Inc.	73,489	2,677,204
Southern Copper Corp.	45,875	3,046,559
Stepan Co.	17,459	1,967,280
Summit Materials, Inc., Class A *	103,385	2,122,494
SunCoke Energy, Inc.	239,079	1,178,659
The Scotts Miracle-Gro Co.	17,752	3,930,470
TimkenSteel Corp. *	232,869	1,171,331
Trinseo S.A.	112,778	5,732,506
Tronox Holdings plc, Class A *	125,152	1,921,083
US Concrete, Inc. *	28,528	1,263,505
Valvoline, Inc.	71,252	1,691,522
Verso Corp., Class A	137,097	1,576,615
W.R. Grace & Co.	46,518	2,698,974
Warrior Met Coal, Inc.	193,597	4,456,603
Westlake Chemical Corp.	43,908	3,357,206
Worthington Industries, Inc.	61,218	3,204,150
		130,565,388

Media & Entertainment 3.9%
AMC Entertainment Holdings, Inc., Class A	359,973	4,773,242
AMC Networks, Inc., Class A *(a)	101,858	5,033,822
Cable One, Inc.	924	1,848,000
Cars.com, Inc. *	155,395	1,804,136
Gannett Co., Inc. *	704,982	3,158,319
Gray Television, Inc. *	73,785	1,258,034
iHeartMedia, Inc., Class A *	159,203	2,314,812
John Wiley & Sons, Inc., Class A	63,400	2,891,674
Liberty Media Corp. - Liberty Formula One, Class A *	5,303	192,234
Liberty Media Corp. - Liberty Formula One, Class C *	40,868	1,644,120
Liberty TripAdvisor Holdings, Inc., Class A *	216,038	881,435
Lions Gate Entertainment Corp., Class A *	64,451	901,669
Lions Gate Entertainment Corp., Class B *	146,677	1,812,928
Live Nation Entertainment, Inc. *	35,906	2,385,954
Madison Square Garden Entertainment Corp. *	5,745	509,869
Madison Square Garden Sports Corp. *	5,627	910,955
Meredith Corp.	93,585	2,052,319
MSG Networks, Inc., Class A *	55,255	954,254
National CineMedia, Inc.	222,742	927,720
Nexstar Media Group, Inc., Class A	26,806	3,047,038

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Scholastic Corp.	65,147	1,678,838
Sinclair Broadcast Group, Inc., Class A	122,346	3,855,122
Sirius XM Holdings, Inc.	405,445	2,538,086
Spotify Technology S.A. *	5,231	1,647,765
Take-Two Interactive Software, Inc. *	17,047	3,417,071
TEGNA, Inc.	249,769	4,003,797
The E.W. Scripps Co., Class A	55,606	823,525
The Marcus Corp.	41,121	723,730
The New York Times Co., Class A	40,107	1,988,906
TripAdvisor, Inc. *	88,463	2,739,699
Twitter, Inc. *	68,459	3,459,233
Yandex N.V., Class A *	48,176	3,017,745
Yelp, Inc. *	41,645	1,357,210
Zynga, Inc., Class A *	173,681	1,721,179
		72,274,440

Pharmaceuticals, Biotechnology & Life Sciences 2.0%
Alkermes plc *	37,875	794,996
Bio-Rad Laboratories, Inc., Class A *	4,064	2,331,801
Bio-Techne Corp.	5,422	1,761,662
BioMarin Pharmaceutical, Inc. *	10,958	907,103
Bruker Corp.	33,024	1,911,760
Catalent, Inc. *	25,306	2,911,455
Charles River Laboratories International, Inc. *	10,427	2,701,114
Elanco Animal Health, Inc. *	129,345	3,754,886
Emergent BioSolutions, Inc. *	9,691	1,035,483
Horizon Therapeutics plc *	11,446	829,606
Incyte Corp. *	12,377	1,110,836
Lannett Co., Inc. *	91,693	710,621
Myriad Genetics, Inc. *	112,218	3,091,606
Nektar Therapeutics *	36,039	709,968
PDL BioPharma, Inc. *(b)	397,542	981,929
PerkinElmer, Inc.	29,863	4,391,952
PRA Health Sciences, Inc. *	16,204	1,996,981
Prestige Consumer Healthcare, Inc. *	29,455	1,178,200
Syneos Health, Inc. *	20,312	1,510,197
Taro Pharmaceutical Industries Ltd. *	12,395	926,402
Vertex Pharmaceuticals, Inc. *	6,124	1,402,886
		36,951,444

Real Estate 9.3%
Acadia Realty Trust	61,519	892,025
Alexander & Baldwin, Inc.	114,623	1,733,100
American Assets Trust, Inc.	25,111	693,817
American Campus Communities, Inc.	85,247	3,508,766
American Finance Trust, Inc.	95,831	697,650
American Homes 4 Rent, Class A	66,524	2,011,020
Americold Realty Trust	32,552	1,136,390
Apartment Income REIT Corp. *	82,288	3,190,306
Apartment Investment & Management Co., Class A	83,050	381,199
Ashford Hospitality Trust, Inc. *(a)	328,014	957,801
Brandywine Realty Trust	170,198	1,872,178
Brookfield Property REIT, Inc., Class A	89,956	1,560,737
Centerspace	9,948	695,763
Chatham Lodging Trust	92,415	989,765
Columbia Property Trust, Inc.	134,945	1,835,252
CorePoint Lodging, Inc.	194,865	1,327,031
CoreSite Realty Corp.	8,207	1,103,349
Corporate Office Properties Trust	71,466	1,877,412
Cousins Properties, Inc.	40,340	1,272,324
CubeSmart	69,964	2,437,546
Cushman & Wakefield plc *	53,626	768,461
CyrusOne, Inc.	25,652	1,871,313
DiamondRock Hospitality Co. *	316,855	2,598,211
Douglas Emmett, Inc.	71,895	1,992,210
Security	Number of Shares	Value ($)
EastGroup Properties, Inc.	8,129	1,098,553
Empire State Realty Trust, Inc., Class A	175,003	1,725,530
EPR Properties	56,377	2,234,784
Equity Commonwealth	57,104	1,628,035
Equity LifeStyle Properties, Inc.	38,946	2,369,475
Federal Realty Investment Trust	35,513	3,109,518
First Industrial Realty Trust, Inc.	33,887	1,377,168
Franklin Street Properties Corp.	187,690	771,406
Gaming & Leisure Properties, Inc.	76,600	3,150,558
Global Net Lease, Inc.	50,769	817,889
Healthcare Realty Trust, Inc.	56,326	1,690,343
Healthcare Trust of America, Inc., Class A	78,257	2,210,760
Hersha Hospitality Trust *	131,243	1,002,696
Highwoods Properties, Inc.	67,670	2,536,948
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	75,116	1,760,719
Invitation Homes, Inc.	113,897	3,357,684
iStar, Inc.	64,669	981,675
JBG SMITH Properties	44,163	1,318,707
Kennedy-Wilson Holdings, Inc.	82,625	1,420,324
Kilroy Realty Corp.	41,629	2,357,450
Kite Realty Group Trust	108,889	1,735,691
Lexington Realty Trust	156,415	1,603,254
Life Storage, Inc.	27,887	2,274,981
LTC Properties, Inc.	16,304	629,987
Mack-Cali Realty Corp.	90,557	1,152,791
Marcus & Millichap, Inc. *	19,144	684,015
Medical Properties Trust, Inc.	119,321	2,518,866
National Health Investors, Inc.	15,580	1,010,207
National Retail Properties, Inc.	57,936	2,259,504
New Senior Investment Group, Inc.	208,327	1,104,133
Newmark Group, Inc., Class A	111,985	757,019
Office Properties Income Trust	46,442	1,074,668
Omega Healthcare Investors, Inc.	95,966	3,475,888
Paramount Group, Inc.	187,612	1,667,871
Pebblebrook Hotel Trust	109,249	2,007,997
Pennsylvania Real Estate Investment Trust	588,921	1,542,973
Physicians Realty Trust	57,506	1,013,831
Piedmont Office Realty Trust, Inc., Class A	138,947	2,137,005
PotlatchDeltic Corp.	30,907	1,476,118
Preferred Apartment Communities, Inc., Class A	75,739	544,563
PS Business Parks, Inc.	7,534	1,025,528
QTS Realty Trust, Inc., Class A	15,473	1,007,292
Rayonier, Inc.	93,604	2,878,323
Regency Centers Corp.	71,349	3,366,246
Retail Opportunity Investments Corp.	77,107	1,086,438
Retail Properties of America, Inc., Class A	323,092	2,975,677
RLJ Lodging Trust	292,233	3,772,728
RPT Realty	126,429	1,169,468
Ryman Hospitality Properties, Inc.	38,975	2,527,529
Sabra Health Care REIT, Inc.	89,949	1,510,244
SBA Communications Corp.	9,755	2,620,876
Seritage Growth Properties, Class A *	47,128	839,350
SITE Centers Corp.	272,087	3,017,445
Spirit Realty Capital, Inc.	59,238	2,284,217
STAG Industrial, Inc.	31,453	937,299
STORE Capital Corp.	54,107	1,678,399
Summit Hotel Properties, Inc.	154,550	1,251,855
Sun Communities, Inc.	19,265	2,757,399
Sunstone Hotel Investors, Inc.	328,091	3,510,574
Tanger Factory Outlet Centers, Inc. (a)	220,655	3,404,707
The GEO Group, Inc.	272,725	2,438,161
The Howard Hughes Corp. *	18,827	1,622,323
Uniti Group, Inc.	319,830	3,937,107
Urban Edge Properties	94,176	1,298,687
VICI Properties, Inc.	101,422	2,563,948
Washington Prime Group, Inc. (a)	328,457	4,631,244
Washington Real Estate Investment Trust	53,109	1,165,211

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Weingarten Realty Investors	99,449	2,238,597
Xenia Hotels & Resorts, Inc.	198,045	2,865,711
		171,377,793

Retailing 5.4%
At Home Group, Inc. *	75,049	1,828,944
Caleres, Inc.	236,336	3,571,037
Chico’s FAS, Inc.	1,983,148	4,382,757
Conn’s, Inc. *	87,139	1,370,696
Designer Brands, Inc., Class A	426,066	5,219,308
Dillard’s, Inc., Class A (a)	89,948	7,898,334
Express, Inc. *(a)	1,480,979	8,885,874
Five Below, Inc. *	12,055	2,118,425
Floor & Decor Holdings, Inc., Class A *	10,879	1,001,630
Genesco, Inc. *	115,753	4,492,374
Groupon, Inc. *	59,486	2,032,637
GrubHub, Inc. *	14,619	1,100,372
Guess?, Inc.	155,766	3,616,887
Haverty Furniture Cos., Inc.	50,360	1,646,268
Hibbett Sports, Inc. *	57,368	3,238,424
Lumber Liquidators Holdings, Inc. *	46,741	1,306,878
MarineMax, Inc. *	32,716	1,368,510
MercadoLibre, Inc. *	974	1,733,243
Monro, Inc.	26,887	1,572,083
National Vision Holdings, Inc. *	32,412	1,502,944
Ollie’s Bargain Outlet Holdings, Inc. *	14,156	1,340,998
Party City Holdco, Inc. *	743,800	5,347,922
Pool Corp.	9,779	3,463,526
Rent-A-Center, Inc.	31,295	1,355,073
RH *	2,519	1,197,432
Sally Beauty Holdings, Inc. *	286,396	4,324,580
Shoe Carnival, Inc.	29,175	1,370,933
Sleep Number Corp. *	28,430	3,063,048
Sonic Automotive, Inc., Class A	68,585	2,807,184
Stamps.com, Inc. *	4,912	1,121,459
The Buckle, Inc.	71,502	2,811,459
The Cato Corp., Class A	133,551	1,518,475
The Children’s Place, Inc. *	48,725	3,579,826
The Michaels Cos., Inc. *	353,496	5,479,188
Zumiez, Inc. *	36,190	1,559,065
		100,227,793

Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	17,363	1,781,096
Advanced Micro Devices, Inc. *	25,841	2,213,023
Ambarella, Inc. *	10,200	962,472
Amkor Technology, Inc.	162,054	2,515,078
Brooks Automation, Inc.	17,253	1,307,087
Cirrus Logic, Inc. *	39,124	3,665,528
CMC Materials, Inc.	6,757	995,374
Cree, Inc. *	49,357	4,989,005
Diodes, Inc. *	21,287	1,506,694
Entegris, Inc.	26,585	2,615,698
First Solar, Inc. *	55,318	5,484,780
Kulicke & Soffa Industries, Inc.	52,289	1,865,149
MKS Instruments, Inc.	23,708	3,747,524
Monolithic Power Systems, Inc.	4,144	1,472,322
Photronics, Inc. *	73,921	820,523
Power Integrations, Inc.	18,255	1,470,440
Semtech Corp. *	19,323	1,370,967
Silicon Laboratories, Inc. *	11,533	1,512,784
Synaptics, Inc. *	27,328	2,711,484
Ultra Clean Holdings, Inc. *	25,872	998,659
		44,005,687

Security	Number of Shares	Value ($)
Software & Services 4.2%
ACI Worldwide, Inc. *	51,274	1,968,409
Aspen Technology, Inc. *	14,190	1,900,041
Black Knight, Inc. *	31,846	2,601,500
Blackbaud, Inc.	12,093	804,064
Cardtronics plc, Class A *	33,946	1,318,802
Cerence, Inc. *	23,459	2,625,297
CommVault Systems, Inc. *	24,594	1,544,011
CSG Systems International, Inc.	25,463	1,097,201
Ebix, Inc.	25,487	1,327,108
EPAM Systems, Inc. *	6,545	2,254,294
Euronet Worldwide, Inc. *	20,203	2,524,567
EVERTEC, Inc.	25,684	891,235
ExlService Holdings, Inc. *	14,212	1,089,776
Fair Isaac Corp. *	4,886	2,199,237
Fortinet, Inc. *	11,199	1,621,055
Gartner, Inc. *	23,182	3,521,578
GoDaddy, Inc., Class A *	13,182	1,035,842
InterDigital, Inc.	30,934	1,986,272
j2 Global, Inc. *	25,702	2,638,053
KBR, Inc.	122,213	3,550,288
LiveRamp Holdings, Inc. *	43,206	3,271,126
Manhattan Associates, Inc. *	20,799	2,355,071
ManTech International Corp., Class A	20,522	1,840,618
MicroStrategy, Inc., Class A *	4,463	2,755,054
NIC, Inc.	29,830	803,024
Nuance Communications, Inc. *	50,660	2,307,056
Palo Alto Networks, Inc. *	2,942	1,031,906
Paycom Software, Inc. *	1,971	748,468
Pegasystems, Inc.	5,549	707,220
Perficient, Inc. *	16,908	923,346
Progress Software Corp.	26,851	1,078,873
PTC, Inc. *	17,311	2,300,805
Square, Inc., Class A *	6,127	1,323,187
SS&C Technologies Holdings, Inc.	40,728	2,560,977
Sykes Enterprises, Inc. *	48,613	1,875,976
Tyler Technologies, Inc. *	3,515	1,486,107
Unisys Corp. *	55,741	1,331,652
Verint Systems, Inc. *	23,936	1,767,195
Virtusa Corp. *	15,463	789,386
VMware, Inc., Class A *	20,710	2,854,873
WEX, Inc. *	10,477	1,975,962
Xperi Holding Corp.	136,387	2,626,814
		77,213,326

Technology Hardware & Equipment 4.5%
3D Systems Corp. *	77,909	2,768,886
ADTRAN, Inc.	99,162	1,705,586
Arista Networks, Inc. *	7,004	2,154,150
Badger Meter, Inc.	10,215	936,818
Belden, Inc.	56,287	2,658,998
Benchmark Electronics, Inc.	128,260	3,248,826
Ciena Corp. *	56,371	3,009,648
Cognex Corp.	30,789	2,528,701
Coherent, Inc. *	15,217	3,056,182
Comtech Telecommunications Corp.	34,610	738,577
CTS Corp.	25,925	790,712
Diebold Nixdorf, Inc. *	97,181	1,327,492
Dolby Laboratories, Inc., Class A	23,692	2,085,607
EchoStar Corp., Class A *	54,962	1,150,904
ePlus, Inc. *	16,542	1,390,190
Fabrinet *	19,571	1,544,935
II-VI, Inc. *	28,596	2,404,066
IPG Photonics Corp. *	12,828	2,866,160
Itron, Inc. *	17,175	1,477,393
Keysight Technologies, Inc. *	30,074	4,258,178
Knowles Corp. *	72,926	1,406,743

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Littelfuse, Inc.	9,675	2,354,605
Lumentum Holdings, Inc. *	12,575	1,179,535
Methode Electronics, Inc.	39,852	1,504,413
MTS Systems Corp.	25,900	1,516,186
National Instruments Corp.	68,242	2,825,219
NETGEAR, Inc. *	36,682	1,518,268
NetScout Systems, Inc. *	92,154	2,694,122
OSI Systems, Inc. *	13,716	1,234,714
PC Connection, Inc.	25,743	1,263,724
Plantronics, Inc.	89,779	2,847,790
Plexus Corp. *	34,149	2,626,741
Rogers Corp. *	9,284	1,448,954
ScanSource, Inc. *	99,850	2,415,371
Stratasys Ltd. *(a)	44,140	1,832,251
TTM Technologies, Inc. *	159,696	2,141,523
ViaSat, Inc. *	42,703	1,859,289
Viavi Solutions, Inc. *	60,355	932,485
Vishay Intertechnology, Inc.	167,812	3,616,349
Zebra Technologies Corp., Class A *	9,858	3,823,228
		83,143,519

Telecommunication Services 0.6%
ATN International, Inc.	11,498	496,484
Cincinnati Bell, Inc. *	74,025	1,128,141
Cogent Communications Holdings, Inc.	14,609	831,983
Consolidated Communications Holdings, Inc. *	269,205	1,643,497
Iridium Communications, Inc. *	25,860	1,274,122
Liberty Latin America Ltd., Class A *	67,382	679,884
Liberty Latin America Ltd., Class C *	175,580	1,736,486
Shenandoah Telecommunications Co.	17,826	692,897
United States Cellular Corp. *	26,945	840,145
Vonage Holdings Corp. *	93,451	1,166,268
		10,489,907

Transportation 2.1%
Air Transport Services Group, Inc. *	44,577	1,132,702
Alaska Air Group, Inc.	55,550	2,712,506
Allegiant Travel Co.	5,211	945,744
AMERCO	7,504	3,470,150
ArcBest Corp.	86,468	4,007,792
Atlas Air Worldwide Holdings, Inc. *	14,119	731,647
Atlas Corp.	139,182	1,564,406
Copa Holdings S.A., Class A	12,627	976,951
Costamare, Inc.	108,101	864,808
Echo Global Logistics, Inc. *	49,499	1,303,309
Forward Air Corp.	29,901	2,143,603
Hawaiian Holdings, Inc.	45,790	896,110
Heartland Express, Inc.	43,496	816,420
Hub Group, Inc., Class A *	52,423	2,759,022
JetBlue Airways Corp. *	189,193	2,713,028
Marten Transport Ltd.	51,871	822,155
Saia, Inc. *	13,837	2,445,690
Schneider National, Inc., Class B	72,060	1,513,260
SEACOR Holdings, Inc. *	23,692	988,904
SkyWest, Inc.	21,366	833,060
Spirit Airlines, Inc. *	44,442	1,152,825
Uber Technologies, Inc. *	26,241	1,336,454
Werner Enterprises, Inc.	50,744	1,991,194
YRC Worldwide, Inc. *	316,934	1,648,057
		39,769,797

Security	Number of Shares	Value ($)
Utilities 2.5%
ALLETE, Inc.	45,408	2,853,439
American States Water Co.	13,409	1,035,979
Atlantica Sustainable Infrastructure plc	45,226	1,870,095
Avangrid, Inc.	39,440	1,824,889
Avista Corp.	65,064	2,438,599
Black Hills Corp.	42,050	2,485,996
California Water Service Group	21,852	1,193,993
Chesapeake Utilities Corp.	8,034	814,889
Clearway Energy, Inc., Class A	13,130	378,538
Clearway Energy, Inc., Class C	26,637	825,214
Essential Utilities, Inc.	57,415	2,658,314
Hawaiian Electric Industries, Inc.	85,165	2,815,555
IDACORP, Inc.	29,734	2,625,512
MGE Energy, Inc.	16,714	1,064,347
National Fuel Gas Co.	65,203	2,625,073
New Jersey Resources Corp.	68,242	2,389,152
Northwest Natural Holding Co.	20,105	939,105
NorthWestern Corp.	40,815	2,223,193
ONE Gas, Inc.	32,411	2,370,216
Ormat Technologies, Inc.	16,530	1,887,065
Otter Tail Corp.	30,088	1,194,193
PNM Resources, Inc.	54,097	2,624,786
SJW Group.	10,915	722,246
South Jersey Industries, Inc.	63,040	1,456,224
Spire, Inc.	37,858	2,316,531
Unitil Corp.	14,345	584,846
		46,217,989
Total Common Stock
(Cost $1,191,465,938)		1,841,808,874

Other Investment Company 0.9% of net assets

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	16,339,356	16,339,356
Total Other Investment Company
(Cost $16,339,356)		16,339,356

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 03/19/21	53	5,480,730	(81,544)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,852,306.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,633,479,637	$—	$—	$1,633,479,637
Pharmaceuticals, Biotechnology & Life Sciences	35,969,515	—	981,929	36,951,444
Real Estate	171,377,793	—	—*	171,377,793
Other Investment Company[1]	16,339,356	—	—	16,339,356
Liabilities
Futures Contracts[2]	(81,544)	—	—	(81,544)
Total	$1,857,084,757	$—	$981,929	$1,858,066,686
*	Level 3 amount shown includes securities determined to have no value at January 31, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Australia 5.5%
AGL Energy Ltd.	70,980	620,475
Amcor plc	50,974	556,307
AMP Ltd.	637,675	719,266
Ampol Ltd.	42,921	854,560
APA Group	41,901	311,547
Aristocrat Leisure Ltd.	10,457	246,344
Aurizon Holdings Ltd.	150,140	423,498
Australia & New Zealand Banking Group Ltd.	265,158	4,773,896
Bendigo & Adelaide Bank Ltd.	48,330	337,790
BGP Holdings plc *(a)	453,854	694
BHP Group Ltd.	201,178	6,709,085
BlueScope Steel Ltd.	64,354	807,960
Boral Ltd.	127,090	467,157
Brambles Ltd.	76,463	615,232
Coca-Cola Amatil Ltd.	30,614	304,734
Coles Group Ltd.	71,727	992,937
Commonwealth Bank of Australia	99,424	6,312,609
Computershare Ltd.	22,407	244,566
Crown Resorts Ltd.	41,351	301,991
CSL Ltd.	5,094	1,056,096
Downer EDI Ltd.	100,062	391,748
Fortescue Metals Group Ltd.	72,059	1,186,936
Goodman Group	21,687	291,841
Incitec Pivot Ltd. *	181,654	364,013
Insurance Australia Group Ltd.	172,619	636,289
Lendlease Corp. Ltd.	65,043	593,011
Macquarie Group Ltd.	12,964	1,292,880
Medibank Pvt Ltd.	206,043	457,682
Metcash Ltd.	187,925	489,438
Mirvac Group	191,259	345,136
National Australia Bank Ltd.	250,467	4,489,644
Newcrest Mining Ltd.	17,810	338,505
Oil Search Ltd.	90,484	266,018
Orica Ltd.	25,848	300,035
Origin Energy Ltd.	156,036	560,861
QBE Insurance Group Ltd.	95,093	583,265
Ramsay Health Care Ltd.	6,083	291,888
Rio Tinto Ltd.	28,942	2,422,415
Scentre Group	299,880	621,244
Sims Ltd.	44,095	409,363
Sonic Healthcare Ltd.	18,150	474,330
South32 Ltd.	360,509	695,297
Stockland	145,620	491,438
Suncorp Group Ltd.	153,093	1,172,925
Tabcorp Holdings Ltd.	88,716	268,843
Telstra Corp. Ltd.	577,681	1,371,917
Transurban Group	43,092	434,199
Viva Energy Group Ltd.	231,385	307,828
Wesfarmers Ltd.	86,124	3,574,949
Westpac Banking Corp.	337,452	5,409,757
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	79,514	1,475,902
Woolworths Group Ltd.	102,383	3,184,493
		61,850,834

Austria 0.3%
ANDRITZ AG	6,118	290,637
Erste Group Bank AG *	24,778	756,699
OMV AG	20,992	880,863
Raiffeisen Bank International AG *	15,119	295,554
Voestalpine AG	25,109	916,413
Wienerberger AG	8,504	289,374
		3,429,540

Belgium 0.8%
Ageas S.A./N.V.	15,951	816,643
Anheuser-Busch InBev S.A./N.V.	50,427	3,165,437
Etablissements Franz Colruyt N.V.	4,609	284,313
Groupe Bruxelles Lambert S.A.	8,042	795,516
KBC Group N.V. *	18,249	1,272,585
Proximus	17,666	372,279
Solvay S.A.	7,626	867,381
UCB S.A.	3,673	380,347
Umicore S.A.	11,265	638,044
		8,592,545

Canada 6.6%
Agnico-Eagle Mines Ltd.	4,618	322,384
Air Canada *	17,100	267,716
Alimentation Couche-Tard, Inc., Class B	43,980	1,341,325
ARC Resources Ltd.	57,972	267,929
Atco Ltd., Class I	8,989	257,351
Bank of Montreal	38,302	2,849,100
Barrick Gold Corp.	30,970	691,694
Bausch Health Cos., Inc. *	33,509	855,053
BCE, Inc.	20,222	857,745
Brookfield Asset Management, Inc., Class A	47,498	1,840,489
Canadian Imperial Bank of Commerce	24,538	2,091,223
Canadian National Railway Co.	24,517	2,483,239
Canadian Natural Resources Ltd.	94,845	2,142,774
Canadian Pacific Railway Ltd.	4,450	1,495,130
Canadian Tire Corp., Ltd., Class A (b)	6,576	852,682
Cenovus Energy, Inc.	240,435	1,419,577
CGI, Inc. *	11,092	889,095
CI Financial Corp.	27,515	341,692
Crescent Point Energy Corp.	266,871	734,613
Dollarama, Inc.	9,800	383,110
Emera, Inc.	10,400	434,868
Empire Co., Ltd., Class A	19,900	549,808
Enbridge, Inc.	75,686	2,542,694
Fairfax Financial Holdings Ltd.	1,750	634,886
Finning International, Inc.	18,517	386,631

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
First Quantum Minerals Ltd.	42,270	704,087
Fortis, Inc.	17,315	700,318
George Weston Ltd.	8,894	643,776
Gibson Energy, Inc.	12,053	182,574
Gildan Activewear, Inc.	18,400	459,730
Great-West Lifeco, Inc.	16,754	382,574
H&R Real Estate Investment Trust	27,500	261,505
Hydro One Ltd.	16,600	384,640
iA Financial Corp., Inc.	5,500	245,075
Imperial Oil Ltd.	33,941	645,775
Intact Financial Corp.	3,906	430,691
Inter Pipeline Ltd.	35,274	353,912
Keyera Corp.	14,500	272,368
Kinross Gold Corp.	38,800	270,955
Linamar Corp.	7,900	403,294
Loblaw Cos., Ltd.	15,943	769,877
Magna International, Inc.	51,627	3,635,994
Manulife Financial Corp.	102,600	1,854,222
Methanex Corp.	13,600	450,515
Metro, Inc.	13,394	579,019
National Bank of Canada	14,733	828,044
Nutrien Ltd.	42,800	2,107,952
Onex Corp.	7,165	379,444
Open Text Corp.	5,700	255,324
Parkland Corp.	8,800	264,052
Pembina Pipeline Corp.	22,478	591,679
Power Corp. of Canada	63,703	1,483,041
Restaurant Brands International, Inc.	4,400	253,798
RioCan Real Estate Investment Trust	19,700	262,359
Rogers Communications, Inc., Class B	22,141	999,224
Royal Bank of Canada	61,144	4,948,898
Saputo, Inc.	15,275	400,524
Shaw Communications, Inc., Class B	32,434	556,482
SNC-Lavalin Group, Inc.	20,640	341,700
Sun Life Financial, Inc.	25,775	1,191,243
Suncor Energy, Inc.	186,437	3,118,583
TC Energy Corp.	33,694	1,444,198
Teck Resources Ltd., Class B	78,368	1,431,614
TELUS Corp.	33,071	682,497
TFI International, Inc.	5,800	385,261
The Bank of Nova Scotia	75,915	4,048,800
The Toronto-Dominion Bank	79,152	4,485,125
Thomson Reuters Corp.	9,517	776,022
TransAlta Corp.	33,421	293,242
Waste Connections, Inc.	4,000	394,072
West Fraser Timber Co., Ltd.	11,800	756,123
WSP Global, Inc.	4,000	372,551
		73,615,561

Denmark 1.0%
AP Moller - Maersk A/S, Series A	461	869,540
AP Moller - Maersk A/S, Series B	675	1,386,562
Carlsberg A/S, Class B	3,959	578,379
Coloplast A/S, Class B	1,688	251,964
Danske Bank A/S *	67,336	1,146,320
DSV PANALPINA A/S	3,340	521,124
ISS A/S *	27,744	476,480
Novo Nordisk A/S, Class B	35,424	2,467,926
Novozymes A/S, Class B	5,850	351,108
Orsted A/S	3,718	706,149
Pandora A/S	7,220	694,754
Vestas Wind Systems A/S	6,268	1,345,851
		10,796,157

Security	Number of Shares	Value ($)
Finland 1.1%
Elisa Oyj	4,931	293,576
Fortum Oyj	24,773	599,206
Kesko Oyj, B Shares	19,539	507,362
Kone Oyj, Class B	10,298	809,887
Metso Outotec Oyj	24,392	243,384
Neles Oyj	5,766	74,215
Neste Oyj	13,560	955,174
Nokia Oyj *	353,677	1,699,626
Nokian Renkaat Oyj	11,416	417,998
Nordea Bank Abp *	264,366	2,146,141
Outokumpu Oyj *	99,951	465,378
Sampo Oyj, A Shares	24,956	1,049,190
Stora Enso Oyj, R Shares	51,724	938,669
UPM-Kymmene Oyj	44,019	1,572,887
Wartsila Oyj Abp	41,186	403,711
		12,176,404

France 8.3%
Accor S.A. *	8,920	299,942
Air France-KLM *(b)	80,093	471,559
Air Liquide S.A.	15,190	2,484,278
Airbus SE *	18,801	1,890,583
Alstom S.A. *	11,070	600,211
Arkema S.A.	6,385	706,561
Atos SE *	4,356	334,277
AXA S.A.	152,449	3,377,408
BNP Paribas S.A. *	115,628	5,545,017
Bollore S.A.	67,368	272,818
Bouygues S.A.	26,958	1,057,610
Bureau Veritas S.A. *	10,333	271,135
Capgemini SE	7,450	1,076,606
Carrefour S.A.	115,630	1,960,791
Casino Guichard Perrachon S.A. *(b)	18,406	624,300
Cie de Saint-Gobain *	66,663	3,313,897
CNP Assurances *	17,641	267,368
Compagnie Generale des Etablissements Michelin S.C.A.	18,624	2,566,525
Credit Agricole S.A. *	98,086	1,110,148
Danone S.A.	29,102	1,935,242
Dassault Systemes SE	1,382	275,880
Eiffage S.A. *	6,829	619,852
Electricite de France S.A. *	88,963	1,106,215
Elis S.A. *	15,730	236,914
Engie S.A. *	214,168	3,323,729
EssilorLuxottica S.A.	5,933	839,268
Eurazeo SE *	3,741	262,000
Eutelsat Communications S.A.	24,727	294,471
Faurecia SE *	11,493	601,443
Hermes International	402	410,175
Kering S.A.	1,452	952,996
Klepierre S.A.	12,232	293,166
L'Oreal S.A.	5,361	1,886,000
Lagardere S.C.A. *	18,169	422,325
Legrand S.A.	8,404	772,217
LVMH Moet Hennessy Louis Vuitton SE	5,374	3,249,094
Natixis S.A. *	129,747	488,401
Orange S.A.	268,894	3,155,853
Pernod-Ricard S.A.	5,722	1,078,379
Publicis Groupe S.A.	20,390	1,055,275
Rallye S.A. *	38,804	299,953
Renault S.A. *	74,501	3,168,417
Rexel S.A. *	61,071	929,308
Rubis S.C.A.	5,476	247,854
Safran S.A. *	10,256	1,289,257
Sanofi	51,314	4,825,992

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schneider Electric SE	22,724	3,325,899
SCOR SE *	15,202	462,271
SES S.A.	49,312	420,349
Societe Generale S.A. *	203,131	3,786,970
Sodexo S.A. *	7,304	649,879
STMicroelectronics N.V.	18,057	723,555
Suez S.A.	37,225	763,989
TechnipFMC plc	68,348	737,263
Teleperformance	1,084	354,557
Thales S.A.	4,776	428,537
TOTAL SE	292,771	12,339,821
Valeo S.A.	37,374	1,391,324
Veolia Environnement S.A.	49,506	1,319,245
Vinci S.A.	24,584	2,279,629
Vivendi S.A.	38,979	1,197,766
Wendel SE	2,506	289,311
		92,721,075

Germany 8.0%
adidas AG *	5,571	1,766,446
Allianz SE	25,372	5,734,301
Aurubis AG	8,774	676,192
BASF SE	107,506	8,308,729
Bayer AG	69,179	4,186,909
Bayerische Motoren Werke AG	57,720	4,887,086
Beiersdorf AG	2,686	293,191
Brenntag AG	12,285	962,321
Commerzbank AG *	163,824	1,082,381
Continental AG	17,628	2,467,108
Covestro AG	26,733	1,816,020
Daimler AG	151,710	10,655,210
Deutsche Bank AG *	166,744	1,681,327
Deutsche Boerse AG	3,021	485,031
Deutsche Lufthansa AG *(b)	84,744	1,091,717
Deutsche Post AG	74,703	3,689,959
Deutsche Telekom AG	319,486	5,681,278
Deutsche Wohnen SE	5,489	271,632
E.ON SE	154,780	1,637,345
Evonik Industries AG	18,659	613,583
Freenet AG	13,948	291,231
Fresenius Medical Care AG & Co. KGaA	12,383	1,001,770
Fresenius SE & Co. KGaA	34,280	1,526,581
GEA Group AG	12,438	429,756
Hannover Rueck SE	2,594	401,974
HeidelbergCement AG	17,785	1,314,653
Hella GmbH & Co. KGaA *	4,905	299,034
Henkel AG & Co. KGaA	5,395	504,460
Hugo Boss AG	10,729	381,893
Infineon Technologies AG	34,692	1,389,885
K&S AG	51,854	585,233
KION Group AG	4,273	368,931
LANXESS AG	7,275	548,064
Leoni AG *	26,771	384,657
Merck KGaA	3,840	640,008
METRO AG	41,824	488,978
MTU Aero Engines AG	1,583	367,309
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,783	2,063,724
OSRAM Licht AG *	5,073	316,334
ProSiebenSat.1 Media SE *	29,337	530,136
Rheinmetall AG	3,507	370,309
RWE AG	38,133	1,638,128
Salzgitter AG *	17,963	467,025
SAP SE	21,142	2,682,666
Siemens AG	45,050	6,980,053
Siemens Energy AG *	22,602	838,768
Security	Number of Shares	Value ($)
Symrise AG	2,284	284,229
Telefonica Deutschland Holding AG	94,756	259,673
ThyssenKrupp AG *	89,837	1,041,609
Uniper SE	33,763	1,182,323
United Internet AG	7,699	334,102
Volkswagen AG	4,766	1,005,773
Vonovia SE	10,129	676,313
		89,583,348

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	35,500	192,499
AIA Group Ltd.	220,400	2,657,307
BOC Hong Kong (Holdings) Ltd.	195,500	582,982
CK Asset Holdings Ltd.	159,500	795,828
CK Hutchison Holdings Ltd.	261,500	1,804,619
CLP Holdings Ltd.	99,500	933,764
Galaxy Entertainment Group Ltd.	58,000	437,596
Hang Seng Bank Ltd.	30,900	557,262
Henderson Land Development Co., Ltd.	52,300	213,906
Hong Kong & China Gas Co., Ltd.	233,168	334,884
Hong Kong Exchanges & Clearing Ltd.	8,821	563,945
Hongkong Land Holdings Ltd.	67,800	312,580
Jardine Matheson Holdings Ltd.	15,244	878,621
Jardine Strategic Holdings Ltd.	15,908	413,449
Lenovo Group Ltd.	894,000	1,040,565
Link REIT	40,000	347,010
MTR Corp., Ltd.	70,364	408,343
New World Development Co., Ltd.	131,422	608,495
Noble Group Ltd. *(a)	18,617,693	210,227
PCCW Ltd.	451,000	250,804
Sands China Ltd.	113,600	451,145
Sino Land Co., Ltd.	189,350	262,262
Sun Hung Kai Properties Ltd.	86,000	1,174,778
Swire Pacific Ltd., Class A	87,300	545,588
Swire Pacific Ltd., Class B	126,251	128,233
Techtronic Industries Co., Ltd.	27,000	403,336
The Wharf Holdings Ltd.	240,000	528,070
Want Want China Holdings Ltd.	285,000	204,661
WH Group Ltd.	932,500	755,655
Wharf Real Estate Investment Co., Ltd.	120,000	633,792
Yue Yuen Industrial Holdings Ltd.	161,000	350,227
		18,982,433

Ireland 0.1%
Bank of Ireland Group plc *	121,070	449,760
Kerry Group plc, Class A	3,436	466,289
		916,049

Israel 0.2%
Bank Hapoalim B.M. *	52,935	372,511
Bank Leumi Le-Israel B.M.	70,274	433,053
Bezeq The Israeli Telecommunication Corp., Ltd. *	313,963	323,568
ICL Group Ltd.	71,859	382,301
Teva Pharmaceutical Industries Ltd. *	69,085	819,291
		2,330,724

Italy 3.2%
A2A S.p.A.	140,298	227,505
Assicurazioni Generali S.p.A.	103,064	1,758,974
Atlantia S.p.A. *	38,235	605,719
Banco BPM S.p.A. *	197,409	432,038
CNH Industrial N.V. *	107,326	1,367,592

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Enel S.p.A.	551,482	5,469,591
Eni S.p.A.	527,409	5,327,237
EXOR N.V.	30,536	2,263,378
Ferrari N.V.	1,299	270,307
Hera S.p.A.	61,094	213,436
Intesa Sanpaolo S.p.A. *	1,667,972	3,636,355
Leonardo S.p.A.	49,257	341,284
Mediobanca Banca di Credito Finanziario S.p.A. *	48,172	428,695
Pirelli & C S.p.A. *	46,759	243,513
Poste Italiane S.p.A	24,859	242,919
Prysmian S.p.A.	12,799	412,308
Saipem S.p.A.	90,865	238,090
Saras S.p.A. *	298,671	195,977
Snam S.p.A.	102,184	535,823
Stellantis N.V. *(c)	177,056	2,688,836
Stellantis N.V. (c)	262,193	3,986,848
Telecom Italia S.p.A.	2,974,513	1,273,639
Tenaris S.A.	52,130	402,526
Terna - Rete Elettrica Nationale S.p.A.	51,108	370,643
UniCredit S.p.A. *	251,004	2,287,365
Unipol Gruppo S.p.A. *	61,753	270,946
		35,491,544

Japan 23.7%
Aeon Co., Ltd.	52,600	1,647,892
AGC, Inc.	28,100	976,156
Air Water, Inc.	16,200	261,910
Aisin Seiki Co., Ltd.	34,200	1,051,172
Ajinomoto Co., Inc.	30,600	723,572
Alfresa Holdings Corp.	28,200	562,165
Alps Alpine Co., Ltd.	32,800	438,327
Amada Co., Ltd.	30,300	341,144
ANA Holdings, Inc. *	16,000	340,254
Asahi Group Holdings Ltd.	22,300	900,303
Asahi Kasei Corp.	155,000	1,723,571
Asics Corp.	17,000	299,224
Astellas Pharma, Inc.	94,700	1,537,174
Bandai Namco Holdings, Inc.	8,000	682,169
Bic Camera, Inc.	19,900	215,223
Bridgestone Corp.	79,100	2,947,066
Brother Industries Ltd.	26,100	581,992
Canon, Inc.	128,300	2,838,189
Casio Computer Co., Ltd.	12,400	219,071
Central Japan Railway Co.	12,300	1,761,263
Chubu Electric Power Co., Inc.	107,500	1,316,632
Chugai Pharmaceutical Co., Ltd.	5,700	298,276
Coca-Cola Bottlers Japan Holdings, Inc.	16,600	252,004
COMSYS Holdings Corp.	7,600	225,096
Concordia Financial Group Ltd.	80,600	291,697
Cosmo Energy Holdings Co., Ltd.	23,200	513,758
Dai Nippon Printing Co., Ltd.	35,600	613,643
Dai-ichi Life Holdings, Inc.	92,100	1,403,308
Daicel Corp.	43,200	328,628
Daido Steel Co., Ltd.	6,300	257,801
Daiichi Sankyo Co., Ltd.	29,900	962,511
Daikin Industries Ltd.	8,600	1,815,738
Daito Trust Construction Co., Ltd.	6,900	719,076
Daiwa House Industry Co., Ltd.	64,200	1,820,123
Daiwa Securities Group, Inc.	113,400	539,721
Denka Co., Ltd.	9,800	373,227
Denso Corp.	51,700	2,873,749
Dentsu Group, Inc.	17,201	548,632
DIC Corp.	14,300	350,112
East Japan Railway Co.	34,418	2,270,284
Ebara Corp.	10,700	369,438
Security	Number of Shares	Value ($)
EDION Corp.	22,500	220,500
Eisai Co., Ltd.	6,800	496,287
Electric Power Development Co., Ltd.	29,200	476,722
ENEOS Holdings, Inc.	718,650	2,912,504
FANUC Corp.	6,500	1,696,949
Fast Retailing Co., Ltd.	1,000	859,522
Fuji Electric Co., Ltd.	12,300	490,104
FUJIFILM Holdings Corp.	28,100	1,609,624
Fujikura Ltd. *	88,300	413,831
Fujitsu Ltd.	14,700	2,243,217
Furukawa Electric Co., Ltd.	11,800	318,176
H2O Retailing Corp.	33,600	241,395
Hakuhodo DY Holdings, Inc.	23,500	340,533
Hankyu Hanshin Holdings, Inc.	14,000	452,970
Hanwa Co., Ltd.	14,900	384,906
Haseko Corp.	35,000	412,552
Hino Motors Ltd.	54,000	465,435
Hitachi Construction Machinery Co., Ltd.	9,000	262,345
Hitachi Ltd.	121,100	4,988,748
Hitachi Metals Ltd.	21,300	339,835
Hokkaido Electric Power Co., Inc.	57,100	242,236
Hokuriku Electric Power Co.	30,000	196,335
Honda Motor Co., Ltd.	290,300	7,665,860
Hoya Corp.	6,950	889,279
Idemitsu Kosan Co., Ltd.	40,169	943,327
IHI Corp.	25,100	439,557
Iida Group Holdings Co., Ltd.	21,800	480,897
Inpex Corp.	140,000	810,397
Isetan Mitsukoshi Holdings Ltd.	82,400	506,611
Isuzu Motors Ltd.	81,400	778,415
ITOCHU Corp.	88,400	2,531,686
J. Front Retailing Co., Ltd.	40,600	336,358
Japan Airlines Co., Ltd. *	20,000	356,996
Japan Post Bank Co., Ltd.	25,900	223,957
Japan Post Holdings Co., Ltd.	144,200	1,146,760
Japan Post Insurance Co., Ltd.	16,900	331,937
Japan Tobacco, Inc.	91,900	1,825,528
JFE Holdings, Inc. *	191,200	1,658,917
JGC Holdings Corp.	30,600	346,695
JSR Corp.	12,300	375,342
JTEKT Corp.	59,000	524,258
K’s Holdings Corp.	23,300	315,059
Kajima Corp.	57,300	767,740
Kaneka Corp.	11,200	402,226
Kao Corp.	15,600	1,131,885
Kawasaki Heavy Industries Ltd. *	31,600	671,521
KDDI Corp.	135,100	3,970,958
Keio Corp.	4,100	300,059
Kewpie Corp.	12,700	292,849
Keyence Corp.	1,392	747,338
Kikkoman Corp.	5,900	416,321
Kintetsu Group Holdings Co., Ltd.	8,800	370,381
Kirin Holdings Co., Ltd.	58,300	1,253,101
Kobe Steel Ltd. *	157,800	734,086
Koito Manufacturing Co., Ltd.	9,700	625,839
Komatsu Ltd.	79,600	2,181,000
Konica Minolta, Inc.	153,900	667,632
Kubota Corp.	67,400	1,480,855
Kuraray Co., Ltd.	47,600	509,960
Kyocera Corp.	19,500	1,249,799
Kyushu Electric Power Co., Inc.	85,100	789,483
Kyushu Railway Co.	11,700	245,712
Lixil Corp.	30,000	699,609
Makita Corp.	10,700	510,602
Marubeni Corp.	286,100	1,900,936
Matsumotokiyoshi Holdings Co., Ltd.	6,500	257,791
Mazda Motor Corp.	218,900	1,560,555
Medipal Holdings Corp.	25,000	511,869

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MEIJI Holdings Co., Ltd.	9,400	641,644
Minebea Mitsumi, Inc.	26,500	588,128
MISUMI Group, Inc.	8,900	289,783
Mitsubishi Chemical Holdings Corp.	236,600	1,618,327
Mitsubishi Corp.	124,300	3,148,781
Mitsubishi Electric Corp.	193,700	2,954,855
Mitsubishi Estate Co., Ltd.	43,300	685,005
Mitsubishi Gas Chemical Co., Inc.	20,500	469,060
Mitsubishi Heavy Industries Ltd.	54,100	1,553,930
Mitsubishi Materials Corp.	27,700	588,561
Mitsubishi Motors Corp. *	184,800	420,152
Mitsubishi UFJ Financial Group, Inc.	1,030,434	4,653,211
Mitsui & Co., Ltd.	147,000	2,727,522
Mitsui Chemicals, Inc.	26,000	745,022
Mitsui Fudosan Co., Ltd.	52,400	1,063,596
Mitsui Mining & Smelting Co., Ltd.	9,000	313,434
Mitsui O.S.K. Lines Ltd.	22,500	610,840
Mizuho Financial Group, Inc.	194,421	2,562,921
MS&AD Insurance Group Holdings, Inc.	39,690	1,141,935
Murata Manufacturing Co., Ltd.	21,200	2,036,218
Nagase & Co., Ltd.	26,200	375,723
Nagoya Railroad Co., Ltd.	11,100	282,714
NEC Corp.	19,600	1,066,412
NGK Insulators Ltd.	22,000	385,273
NGK Spark Plug Co., Ltd.	21,200	395,465
NH Foods Ltd.	15,000	642,799
NHK Spring Co., Ltd.	36,300	248,314
Nichirei Corp.	8,000	231,800
Nidec Corp.	10,000	1,330,782
Nikon Corp.	51,700	412,019
Nintendo Co., Ltd.	1,480	851,940
Nippon Electric Glass Co., Ltd.	13,200	290,000
Nippon Express Co., Ltd.	10,700	726,974
Nippon Light Metal Holdings Co., Ltd.	11,720	211,609
Nippon Paper Industries Co., Ltd.	23,600	288,158
Nippon Shokubai Co., Ltd.	4,000	224,033
Nippon Steel Corp. *	241,000	2,783,937
Nippon Steel Trading Corp.	6,300	216,124
Nippon Telegraph & Telephone Corp.	131,716	3,292,084
Nippon Yusen K.K.	38,300	882,190
Nissan Motor Co., Ltd. *	650,200	3,352,242
Nisshin Seifun Group, Inc.	20,530	345,561
Nitori Holdings Co., Ltd.	1,900	377,080
Nitto Denko Corp.	13,600	1,232,738
NOK Corp.	27,400	357,539
Nomura Holdings, Inc.	169,100	894,716
Nomura Real Estate Holdings, Inc.	10,900	243,461
NSK Ltd.	68,900	624,697
NTN Corp. *	116,700	308,243
NTT Data Corp.	39,300	564,392
Obayashi Corp.	74,100	620,677
Odakyu Electric Railway Co., Ltd.	11,000	319,742
Oji Holdings Corp.	127,400	770,202
Olympus Corp.	22,200	401,393
Omron Corp.	9,200	815,088
Ono Pharmaceutical Co., Ltd.	9,100	271,627
Oriental Land Co., Ltd.	2,400	375,627
ORIX Corp.	87,400	1,402,411
Osaka Gas Co., Ltd.	45,500	841,417
Otsuka Corp.	4,800	241,685
Otsuka Holdings Co., Ltd.	23,100	986,402
Pan Pacific International Holdings Corp.	12,400	278,452
Panasonic Corp.	276,650	3,591,535
Rakuten, Inc.	24,900	245,084
Recruit Holdings Co., Ltd.	26,900	1,170,080
Renesas Electronics Corp. *	39,300	448,470
Resona Holdings, Inc.	171,858	596,583
Security	Number of Shares	Value ($)
Ricoh Co., Ltd.	110,200	835,530
Rohm Co., Ltd.	5,100	517,461
Ryohin Keikaku Co., Ltd.	15,100	361,053
Santen Pharmaceutical Co., Ltd.	13,100	216,659
SBI Holdings, Inc.	10,100	252,138
Secom Co., Ltd.	7,900	715,812
Seiko Epson Corp.	39,400	671,175
Seino Holdings Co., Ltd.	20,400	264,277
Sekisui Chemical Co., Ltd.	37,700	679,964
Sekisui House Ltd.	54,800	1,058,761
Seven & i Holdings Co., Ltd.	78,900	3,013,035
SG Holdings Co., Ltd.	20,800	533,160
Shikoku Electric Power Co., Inc.	30,100	204,981
Shimadzu Corp.	8,900	340,258
Shimamura Co., Ltd.	3,500	388,706
Shimano, Inc.	1,900	445,498
Shimizu Corp.	64,800	456,468
Shin-Etsu Chemical Co., Ltd.	13,600	2,367,470
Shionogi & Co., Ltd.	8,400	456,036
Shiseido Co., Ltd.	8,600	558,308
Showa Denko K.K.	22,000	524,869
SMC Corp.	1,200	726,195
Softbank Corp.	93,400	1,226,945
SoftBank Group Corp.	100,700	7,801,530
Sojitz Corp.	218,600	506,043
Sompo Holdings, Inc.	25,500	1,018,274
Sony Corp.	36,200	3,464,797
Stanley Electric Co., Ltd.	12,200	381,647
Subaru Corp.	91,400	1,755,816
Sumitomo Chemical Co., Ltd.	287,200	1,351,963
Sumitomo Corp.	129,600	1,720,381
Sumitomo Electric Industries Ltd.	144,600	1,930,195
Sumitomo Forestry Co., Ltd.	20,800	402,810
Sumitomo Heavy Industries Ltd.	17,600	489,765
Sumitomo Metal Mining Co., Ltd.	19,100	828,138
Sumitomo Mitsui Financial Group, Inc.	113,110	3,514,138
Sumitomo Mitsui Trust Holdings, Inc.	25,800	771,878
Sumitomo Realty & Development Co., Ltd.	17,400	525,233
Sumitomo Rubber Industries Ltd.	37,900	348,794
Suntory Beverage & Food Ltd.	8,600	300,418
Suzuken Co., Ltd.	12,930	500,764
Suzuki Motor Corp.	41,700	1,881,841
Sysmex Corp.	3,600	419,984
T&D Holdings, Inc.	45,250	527,335
Taiheiyo Cement Corp.	19,100	475,533
Taisei Corp.	20,000	647,942
Takashimaya Co., Ltd.	37,000	351,316
Takeda Pharmaceutical Co., Ltd.	46,821	1,646,676
TDK Corp.	7,600	1,228,858
Teijin Ltd.	27,400	501,268
Terumo Corp.	13,100	509,140
The Chugoku Electric Power Co., Inc.	31,200	384,723
The Kansai Electric Power Co., Inc.	120,800	1,184,369
The Yokohama Rubber Co., Ltd.	14,700	231,531
TIS, Inc.	12,100	269,064
Tobu Railway Co., Ltd.	10,800	304,759
Toho Gas Co., Ltd.	6,100	358,595
Toho Holdings Co., Ltd.	12,300	231,634
Tohoku Electric Power Co., Inc.	99,100	850,524
Tokio Marine Holdings, Inc.	37,500	1,842,033
Tokyo Electric Power Co. Holdings, Inc. *	708,500	2,717,742
Tokyo Electron Ltd.	4,000	1,521,011
Tokyo Gas Co., Ltd.	55,000	1,205,199
Tokyu Corp.	34,000	399,779
Tokyu Fudosan Holdings Corp.	58,300	329,434
Toppan Printing Co., Ltd.	42,800	608,703

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Toray Industries, Inc.	220,000	1,435,438
Toshiba Corp.	39,000	1,273,590
Tosoh Corp.	38,100	653,327
TOTO Ltd.	8,100	448,626
Toyo Seikan Group Holdings Ltd.	32,800	351,512
Toyo Suisan Kaisha Ltd.	4,800	236,229
Toyoda Gosei Co., Ltd.	11,000	290,917
Toyota Industries Corp.	12,300	968,879
Toyota Motor Corp.	210,418	14,757,840
Toyota Tsusho Corp.	42,000	1,640,502
TS Tech Co., Ltd.	8,700	251,864
Tsuruha Holdings, Inc.	2,000	265,581
Ube Industries Ltd.	21,200	402,726
Unicharm Corp.	8,100	363,280
West Japan Railway Co.	17,963	957,624
Yakult Honsha Co., Ltd.	4,300	219,630
Yamada Holdings Co., Ltd.	119,200	607,661
Yamaha Corp.	6,500	366,316
Yamaha Motor Co., Ltd.	45,200	997,169
Yamato Holdings Co., Ltd.	31,900	791,463
Yamazaki Baking Co., Ltd.	16,100	296,419
Yaskawa Electric Corp.	7,900	405,178
Yokogawa Electric Corp.	17,400	376,159
Z Holdings Corp.	93,200	578,989
		264,615,634

Netherlands 2.5%
Aalberts N.V.	6,188	279,348
ABN AMRO Bank N.V. CVA *	66,147	690,841
Aegon N.V.	287,136	1,190,540
Akzo Nobel N.V.	12,362	1,258,445
APERAM S.A.	7,642	330,777
ArcelorMittal S.A. *	184,617	4,042,988
ASML Holding N.V.	3,896	2,079,894
ASR Nederland N.V.	12,611	488,855
Boskalis Westminster N.V. *	10,898	306,167
Heineken Holding N.V.	7,151	630,029
Heineken N.V.	9,383	978,576
ING Groep N.V. *	384,739	3,420,853
Koninklijke Ahold Delhaize N.V.	122,904	3,527,901
Koninklijke DSM N.V.	6,339	1,108,141
Koninklijke KPN N.V.	278,057	868,650
Koninklijke Philips N.V. *	35,659	1,943,741
NN Group N.V.	24,986	1,040,705
Randstad N.V. *	14,179	885,873
Signify N.V. *	20,211	964,389
SNS Reaal N.V. *(a)	124,822	—
Unibail-Rodamco-Westfield	14,011	1,183,081
Wolters Kluwer N.V.	7,251	602,487
		27,822,281

New Zealand 0.1%
Contact Energy Ltd.	52,983	309,218
Fletcher Building Ltd. *	153,066	680,362
Spark New Zealand Ltd.	120,151	412,520
		1,402,100

Norway 0.8%
DNB A.S.A. *	60,334	1,174,610
Equinor A.S.A.	145,112	2,600,579
Mowi A.S.A.	23,817	528,445
Norsk Hydro A.S.A.	231,782	1,023,594
Orkla A.S.A.	41,069	399,218
Seadrill Ltd. *	870,294	237,753
Subsea 7 S.A. *	48,614	454,443
Security	Number of Shares	Value ($)
Telenor A.S.A.	60,915	1,004,878
Yara International A.S.A.	22,612	1,051,463
		8,474,983

Poland 0.3%
Bank Polska Kasa Opieki S.A. *	18,661	317,611
Grupa Lotos S.A.	19,542	201,725
KGHM Polska Miedz S.A. *	12,218	614,965
PGE Polska Grupa Energetyczna S.A. *	206,267	360,194
Polski Koncern Naftowy ORLEN S.A.	79,315	1,188,716
Polskie Gornictwo Naftowe i Gazownictwo S.A.	293,393	444,077
Powszechna Kasa Oszczednosci Bank Polski S.A. *	50,211	387,682
Powszechny Zaklad Ubezpieczen S.A. *	50,647	404,263
		3,919,233

Portugal 0.2%
EDP - Energias de Portugal S.A.	217,180	1,363,126
Galp Energia, SGPS, S.A.	58,547	587,644
Jeronimo Martins, SGPS, S.A.	16,012	261,837
		2,212,607

Republic of Korea 7.5%
Amorepacific Corp. *	1,764	351,603
BNK Financial Group, Inc. *	52,818	259,442
CJ CheilJedang Corp. *	1,012	384,281
CJ Corp. *	4,246	357,232
Coway Co., Ltd. *	3,511	218,049
DB Insurance Co., Ltd. *	8,165	268,423
DL E&C Co. Ltd *	2,593	258,465
DL Holdings Co., Ltd. *	2,068	112,412
Doosan Heavy Industries & Construction Co., Ltd. *	46,102	481,672
E-MART, Inc. *	5,572	816,263
GS Holdings Corp. *	13,944	452,502
Hana Financial Group, Inc.	32,333	942,650
Hankook Tire & Technology Co., Ltd. *	15,830	580,319
Hanwha Corp. *	18,562	531,716
Hanwha Solutions Corp. *	9,896	440,274
Hyundai Engineering & Construction Co., Ltd. *	15,928	572,220
Hyundai Glovis Co., Ltd.	3,401	576,749
Hyundai Heavy Industries Holdings Co. Ltd *	3,158	663,602
Hyundai Marine & Fire Insurance Co., Ltd. *	13,835	245,445
Hyundai Mobis Co., Ltd. *	9,877	2,799,034
Hyundai Motor Co.	24,148	4,923,566
Hyundai Steel Co.	32,444	1,122,506
Industrial Bank of Korea	50,964	356,287
KB Financial Group, Inc.	34,866	1,258,846
Kia Motors Corp.	52,769	3,867,340
Korea Electric Power Corp.	106,473	2,172,568
Korea Gas Corp. *	11,131	308,638
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	5,428	454,662
Korea Zinc Co., Ltd. *	930	335,567
Korean Air Lines Co., Ltd. *	8,415	215,438
KT&G Corp.	7,971	570,298
LG Chem Ltd.	2,672	2,179,424
LG Corp. *	6,328	559,563
LG Display Co., Ltd.	100,869	1,960,786

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LG Electronics, Inc.	23,826	3,252,807
LG Household & Health Care Ltd.	256	356,368
LG Uplus Corp. *	36,338	387,655
Lotte Chemical Corp. *	2,997	696,998
Lotte Shopping Co., Ltd. *	5,318	500,737
NAVER Corp.	1,553	473,869
POSCO	18,588	4,080,175
Posco International Corp.	18,710	276,062
S-Oil Corp. *	6,496	396,412
Samsung C&T Corp.	4,466	517,517
Samsung Electro-Mechanics Co., Ltd.	3,197	581,497
Samsung Electronics Co., Ltd.	361,559	26,432,481
Samsung Fire & Marine Insurance Co., Ltd.	3,858	579,128
Samsung Heavy Industries Co., Ltd. *	47,408	262,991
Samsung Life Insurance Co., Ltd.	7,511	473,520
Samsung SDI Co., Ltd.	1,081	706,218
Samsung SDS Co., Ltd.	1,958	340,957
Shinhan Financial Group Co., Ltd.	47,559	1,304,283
SK Holdings Co., Ltd.	5,331	1,481,383
SK Hynix, Inc.	39,100	4,268,958
SK Innovation Co., Ltd. *	15,354	3,833,050
SK Networks Co., Ltd. *	70,331	324,415
SK Telecom Co., Ltd.	2,709	590,802
Woori Financial Group, Inc.	72,127	567,491
		84,283,616

Singapore 0.6%
CapitaLand Ltd.	122,586	294,654
ComfortDelGro Corp., Ltd.	250,300	297,002
DBS Group Holdings Ltd.	79,889	1,506,487
Jardine Cycle & Carriage Ltd.	14,000	226,378
Keppel Corp., Ltd.	126,600	475,844
Oversea-Chinese Banking Corp., Ltd.	158,638	1,229,485
Singapore Airlines Ltd. *	132,070	407,383
Singapore Telecommunications Ltd.	566,586	1,003,733
United Overseas Bank Ltd.	62,152	1,091,999
Wilmar International Ltd.	195,966	775,622
		7,308,587

Spain 3.2%
Acciona S.A.	1,914	286,854
Acerinox S.A.	25,409	282,127
ACS Actividades de Construccion y Servicios S.A.	29,214	910,426
Aena SME S.A. *	2,839	437,821
Amadeus IT Group S.A. *	11,606	740,964
Banco Bilbao Vizcaya Argentaria S.A.	944,968	4,311,618
Banco De Sabadell S.A. *	1,894,519	827,425
Banco Santander S.A. *	3,260,889	9,518,216
Bankia S.A.	189,743	325,216
Bankinter S.A.	44,838	251,672
CaixaBank S.A.	136,563	344,616
Enagas S.A.	13,189	290,561
Endesa S.A.	30,828	787,878
Ferrovial S.A.	15,904	381,274
Grifols S.A.	9,213	271,209
Iberdrola S.A.	298,873	4,046,496
Iberdrola S.A. - Interim Shares *(a)	4,484	60,710
Industria de Diseno Textil S.A.	42,205	1,251,724
Mapfre S.A.	149,256	273,919
Naturgy Energy Group S.A.	34,348	887,376
Red Electrica Corp. S.A.	21,406	406,455
Repsol S.A.	365,020	3,585,845
Telefonica S.A.	1,101,650	4,753,499
		35,233,901

Security	Number of Shares	Value ($)
Sweden 2.1%
Alfa Laval AB *	12,715	333,219
Assa Abloy AB, B Shares	28,743	710,865
Atlas Copco AB, A Shares	18,031	978,242
Atlas Copco AB, B Shares	10,974	513,803
Boliden AB	24,062	788,435
Electrolux AB, B Shares	20,005	488,738
Electrolux Professional AB *	20,345	110,808
Epiroc AB, A Shares	15,574	298,380
Epiroc AB, B Shares	7,734	132,748
Essity AB, B Shares	23,927	764,248
Hennes & Mauritz AB, B Shares *	79,806	1,706,202
Hexagon AB, B Shares	5,356	466,755
Husqvarna AB, B Shares	26,671	329,989
ICA Gruppen AB	6,110	306,261
Investor AB, A Shares	4,989	365,427
Investor AB, B Shares	16,849	1,235,863
Sandvik AB *	50,334	1,253,573
Securitas AB, B Shares	27,913	430,101
Skandinaviska Enskilda Banken AB, A Shares *	87,252	949,257
Skanska AB, B Shares	27,923	721,532
SKF AB, B Shares	30,467	833,869
SSAB AB, A Shares *	40,020	170,820
SSAB AB, B Shares *	118,427	455,585
Svenska Handelsbanken AB, A Shares *	90,146	898,665
Swedbank AB, A Shares *	79,166	1,489,568
Swedish Match AB	4,523	348,781
Tele2 AB, B Shares	24,216	334,201
Telefonaktiebolaget LM Ericsson, B Shares	130,007	1,636,976
Telia Co. AB	260,233	1,140,415
Trelleborg AB, B Shares *	18,183	411,250
Volvo AB, B Shares *	97,106	2,392,559
		22,997,135

Switzerland 4.4%
ABB Ltd.	86,937	2,564,328
Adecco Group AG	20,972	1,310,023
Alcon, Inc. *	11,345	814,201
Baloise Holding AG	2,192	367,076
Chocoladefabriken Lindt & Spruengli AG	2	186,066
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	22	190,611
Cie Financiere Richemont S.A.	22,553	2,094,814
Clariant AG	11,864	252,062
Credit Suisse Group AG	91,601	1,201,582
DKSH Holding AG	3,782	304,170
Geberit AG	823	503,731
Georg Fischer AG	291	363,497
Givaudan S.A.	167	672,805
Julius Baer Group Ltd.	6,843	414,038
Kuehne & Nagel International AG	2,482	564,794
LafargeHolcim Ltd. *	39,824	2,153,510
Lonza Group AG	833	532,037
Nestle S.A.	89,946	10,082,639
Novartis AG	59,064	5,347,956
Roche Holding AG	20,034	6,913,969
Roche Holding AG - Bearer Shares	763	268,825
Schindler Holding AG	558	146,786
Schindler Holding AG - Participation Certificates	1,186	313,014
SGS S.A.	169	512,576
Sika AG	2,374	645,993
Sonova Holding AG *	1,076	259,573

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Swiss Life Holding AG	1,594	726,792
Swiss Prime Site AG	2,419	235,107
Swiss Re AG	21,625	1,906,497
Swisscom AG	1,596	868,668
The Swatch Group AG	4,209	237,024
The Swatch Group AG - Bearer Shares	2,818	811,728
UBS Group AG	189,669	2,733,856
Zurich Insurance Group AG	7,585	3,032,836
		49,533,184

United Kingdom 16.0%
3i Group plc	38,068	576,864
Admiral Group plc	6,640	261,688
Aggreko plc	38,882	308,395
Anglo American plc	76,777	2,525,460
Antofagasta plc	18,954	369,648
Ashtead Group plc	19,716	989,484
Associated British Foods plc *	30,048	867,966
AstraZeneca plc	30,942	3,156,429
Aviva plc	361,024	1,651,353
Babcock International Group plc *	53,404	169,801
BAE Systems plc	196,938	1,242,624
Balfour Beatty plc *	65,716	241,988
Barclays plc *	1,631,326	2,975,856
Barratt Developments plc *	89,380	778,404
Bellway plc	10,692	402,136
BHP Group plc	132,314	3,626,108
BP plc	3,570,924	13,269,390
British American Tobacco plc	128,038	4,652,627
BT Group plc *	1,846,272	3,165,750
Bunzl plc	18,120	581,646
Burberry Group plc *	25,330	593,652
Carnival plc	29,589	466,159
Centrica plc *	2,457,732	1,736,782
Coca-Cola HBC AG *	10,875	321,059
Compass Group plc *	90,602	1,618,403
CRH plc	53,457	2,206,339
Croda International plc	3,286	282,329
DCC plc	7,609	572,422
Diageo plc	65,259	2,619,964
Direct Line Insurance Group plc	150,575	618,014
Dixons Carphone plc *	460,056	690,309
Drax Group plc	78,319	400,906
DS Smith plc *	101,508	503,844
easyJet plc	34,028	336,983
Evraz plc	58,951	403,072
Experian plc	17,313	605,134
Ferguson plc	14,075	1,634,231
FirstGroup plc *	462,571	452,851
Flutter Entertainment plc *	2,396	445,632
G4S plc *	183,677	651,927
GlaxoSmithKline plc	229,716	4,266,124
Glencore plc *	3,005,659	10,033,267
Hays plc *	190,570	364,706
HSBC Holdings plc *	1,663,506	8,704,472
IMI plc	17,314	294,660
Imperial Brands plc	120,543	2,419,491
Inchcape plc *	64,688	586,291
Informa plc *	43,739	297,615
InterContinental Hotels Group plc *	7,341	452,258
International Consolidated Airlines Group S.A. *	216,425	420,549
Intertek Group plc	3,511	264,425
Investec plc	58,259	150,794
ITV plc *	476,739	689,167
J. Sainsbury plc	391,308	1,306,855
John Wood Group plc *	96,542	385,661
Security	Number of Shares	Value ($)
Johnson Matthey plc	29,310	1,179,118
Kingfisher plc *	436,120	1,655,597
Land Securities Group plc	37,950	317,747
Legal & General Group plc	360,535	1,199,089
Lloyds Banking Group plc *	7,348,016	3,297,283
London Stock Exchange Group plc	2,425	287,884
M&G plc	229,144	549,727
Marks & Spencer Group plc *	603,887	1,166,354
Meggitt plc *	74,922	405,148
Micro Focus International plc *	44,160	266,318
Mondi plc	43,001	1,012,670
National Grid plc	285,043	3,310,972
Natwest Group plc *	127,970	256,921
Next plc *	7,290	769,633
Ninety One PLC	28,141	89,817
Pearson plc	78,155	865,886
Pennon Group plc	19,242	245,712
Persimmon plc	21,154	736,337
Prudential plc	97,394	1,558,247
Reckitt Benckiser Group plc	20,786	1,762,204
RELX plc	47,763	1,182,539
Rentokil Initial plc *	36,287	246,274
Rio Tinto plc	84,545	6,414,186
Rolls-Royce Holdings plc *	392,431	489,752
Royal Dutch Shell plc, A Shares	789,755	14,613,858
Royal Dutch Shell plc, B Shares	731,000	12,740,224
Royal Mail plc *	348,768	1,926,752
RSA Insurance Group plc	57,691	531,856
Severn Trent plc	12,962	409,767
Smith & Nephew plc	29,081	612,265
Smiths Group plc	21,967	424,272
Smurfit Kappa Group plc	16,821	802,131
SSE plc	96,469	1,954,165
Standard Chartered plc *	218,512	1,322,149
Standard Life Aberdeen plc	150,633	620,105
Tate & Lyle plc	37,815	356,165
Taylor Wimpey plc *	320,634	639,927
Tesco plc	745,120	2,438,329
The Berkeley Group Holdings plc	8,301	474,728
The British Land Co., plc	46,774	286,034
The Sage Group plc	32,404	260,918
The Weir Group plc *	14,101	364,314
Travis Perkins plc *	32,745	602,585
TUI AG (b)	189,561	909,539
Unilever plc (c)	62,198	3,615,509
Unilever plc (c)	39,478	2,299,798
United Utilities Group plc	39,258	494,839
Vodafone Group plc	4,208,452	7,186,977
Whitbread plc *	14,440	548,764
WM Morrison Supermarkets plc	455,479	1,117,014
WPP plc	169,697	1,773,269
		178,201,632
Total Common Stock
(Cost $903,313,493)		1,096,491,107

Preferred Stock 1.2% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	9,941	648,788
Fuchs Petrolub SE	5,374	305,768
Henkel AG & Co. KGaA	9,525	986,519
Volkswagen AG	28,325	5,354,856
		7,295,931

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Italy 0.1%
Telecom Italia S.p.A. - RSP	1,532,461	725,314

Republic of Korea 0.5%
Hyundai Motor Co., Ltd.	4,077	410,380
Hyundai Motor Co., Ltd. 2nd	6,831	626,896
LG Chem Ltd.	529	220,502
Samsung Electronics Co., Ltd.	60,176	3,924,523
		5,182,301
Total Preferred Stock
(Cost $9,183,075)		13,203,546

Rights 0.0% of net assets

Republic of Korea 0.0%
Hanwha Solutions Corp. *(a)	1,795	7,863
Korean Air Lines Co. Ltd *(a)	14,509	124,518
		132,381

Spain 0.0%
ACS Actividades de Construccion y Servicios S.A. *	29,214	14,394
Total Rights
(Cost $87,870)		146,775

Other Investment Company 0.3% of net assets

United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)	3,474,895	3,474,895
Total Other Investment Company
(Cost $3,474,895)		3,474,895
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas
Euro
(0.71%), 02/01/21 (e)(f)	289,087	350,821
Brown Brothers Harriman
Australian Dollar
(0.14%), 02/01/21 (e)(f)	45,675	34,907
Canadian Dollar
0.01%, 02/01/21 (e)	118,985	93,048
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Danish Krone
(0.50%), 02/01/21 (e)(f)	60,464	9,866
Hong Kong Dollar
0.05%, 02/01/21 (e)	78,187	10,084
Japanese Yen
(0.31%), 02/01/21 (e)(f)	1,223,827	11,684
New Zealand Dollar
0.05%, 02/01/21 (e)	40,933	29,415
Norwegian Krone
(0.25%), 02/01/21 (e)(f)	99,232	11,585
Singapor Dollar
0.01%, 02/01/21 (e)	46,800	35,231
Swedish Krona
(0.25%), 02/01/21 (e)(f)	94,188	11,271
Swiss Franc
(1.51%), 02/01/21 (e)(f)	9,013	10,119
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.01%, 02/01/21 (e)	1,848,255	1,848,255
Total Short-Term Investments
(Cost $2,456,286)		2,456,286

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/19/21	56	5,923,400	(190,631)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $3,238,332.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$477,308,827	$—	$477,308,827
Australia	—	61,850,140	694	61,850,834
Austria	289,374	3,140,166	—	3,429,540
Canada	73,615,561	—	—	73,615,561
Germany	1,712,403	87,870,945	—	89,583,348
Hong Kong	413,449	18,358,757	210,227	18,982,433
Italy	6,675,684	28,815,860	—	35,491,544
Netherlands	1,608,605	26,213,676	—*	27,822,281
Norway	766,198	7,708,785	—	8,474,983
Portugal	1,624,963	587,644	—	2,212,607
Republic of Korea	258,465	84,025,151	—	84,283,616
Spain	—	35,173,191	60,710	35,233,901
United Kingdom	4,016,415	174,185,217	—	178,201,632
Preferred Stock[1]	—	13,203,546	—	13,203,546
Rights
Republic of Korea	—	—	132,381	132,381
Spain	14,394	—	—	14,394
Other Investment Company[1]	3,474,895	—	—	3,474,895
Short-Term Investments[1]	—	2,456,286	—	2,456,286
Liabilities
Futures Contracts[2]	(190,631)	—	—	(190,631)
Total	$94,279,775	$1,020,898,191	$404,012	$1,115,581,978
*	Level 3 amount shown includes securities determined to have no value at January 31, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 5.8%
Adbri Ltd.	237,751	518,254
ALS Ltd.	64,026	484,363
Ansell Ltd.	22,560	630,627
ASX Ltd.	10,284	561,938
AusNet Services	442,927	583,066
Austal Ltd.	81,613	159,273
Australian Pharmaceutical Industries Ltd.	432,335	418,444
Bank of Queensland Ltd.	166,383	1,007,075
Bapcor Ltd.	40,748	232,724
Beach Energy Ltd.	174,112	216,566
Bega Cheese Ltd.	77,806	331,816
Blackmores Ltd. *	2,654	148,788
Breville Group Ltd.	12,163	267,462
carsales.com Ltd.	17,184	256,181
Challenger Ltd.	147,934	746,922
Charter Hall Group	18,714	193,364
Charter Hall Retail REIT	59,231	159,957
CIMIC Group Ltd. *	45,638	855,924
Cleanaway Waste Management Ltd.	186,097	313,513
Cochlear Ltd.	3,459	520,093
Collins Foods Ltd.	21,147	155,019
Costa Group Holdings Ltd.	87,135	259,709
Cromwell Property Group	348,549	214,887
CSR Ltd.	248,295	996,233
Deterra Royalties Ltd. *	52,864	173,955
Dexus	110,965	759,909
Domino's Pizza Enterprises Ltd.	3,860	269,930
Eagers Automotive Ltd	67,732	683,518
Eclipx Group Ltd. *	226,978	292,646
Elders Ltd.	24,907	201,948
Evolution Mining Ltd.	99,004	353,587
Flight Centre Travel Group Ltd. *	38,860	414,443
G.U.D. Holdings Ltd.	20,837	188,999
G8 Education Ltd.	403,340	345,963
Genworth Mortgage Insurance Australia Ltd.	129,988	224,812
GrainCorp Ltd., Class A	132,980	408,643
GWA Group Ltd.	89,075	233,295
Harvey Norman Holdings Ltd.	177,414	718,541
Healius Ltd.	209,603	620,012
IGO Ltd.	57,606	280,264
Iluka Resources Ltd.	52,852	258,902
Inghams Group Ltd.	78,259	196,322
InvoCare Ltd.	18,565	157,626
IOOF Holdings Ltd.	157,641	372,471
IRESS Ltd.	27,354	207,857
James Hardie Industries plc *	35,326	987,391
JB Hi-Fi Ltd.	26,617	1,046,108
Link Administration Holdings Ltd.	86,202	312,305
Magellan Financial Group Ltd.	5,004	181,809
McMillan Shakespeare Ltd.	24,807	238,631
Security	Number of Shares	Value ($)
Mineral Resources Ltd.	28,123	732,484
Monadelphous Group Ltd.	50,665	498,239
nib Holdings Ltd.	117,605	494,712
Nine Entertainment Co. Holdings Ltd.	245,750	450,310
Northern Star Resources Ltd.	39,176	379,116
NRW Holdings Ltd.	206,452	446,123
Nufarm Ltd. *	123,429	456,046
Orora Ltd.	385,533	736,216
OZ Minerals Ltd.	73,881	1,045,023
Pact Group Holdings Ltd.	108,655	198,480
Pendal Group Ltd.	77,561	363,720
Perenti Global Ltd.	212,963	210,041
Perpetual Ltd.	13,920	341,359
Platinum Asset Management Ltd.	61,270	193,206
Premier Investments Ltd.	14,663	249,723
Qantas Airways Ltd. *	264,147	903,801
Qube Holdings Ltd.	197,670	428,328
REA Group Ltd.	2,082	231,423
Regis Resources Ltd.	74,542	204,895
Reliance Worldwide Corp. Ltd.	88,516	286,618
Resolute Mining Ltd. *	218,349	113,672
Sandfire Resources Ltd.	88,181	319,455
Santos Ltd.	180,786	891,061
SEEK Ltd.	38,433	818,889
Seven Group Holdings Ltd.	16,660	283,306
Seven West Media Ltd. *	1,816,486	496,582
Shopping Centres Australasia Property Group	103,763	183,484
Sigma Healthcare Ltd. *	1,152,657	579,137
Southern Cross Media Group Ltd. *	111,421	182,710
St. Barbara Ltd.	118,536	197,844
Steadfast Group Ltd.	60,722	184,562
Super Retail Group Ltd.	63,877	545,073
Sydney Airport *	106,592	463,174
Tassal Group Ltd.	59,294	157,406
The GPT Group	199,692	656,249
The Star Entertainment Grp Ltd.	326,849	854,897
TPG Telecom Ltd. *	56,785	318,797
Treasury Wine Estates Ltd.	109,893	840,762
Tuas Ltd. *	13,104	7,461
United Malt Grp Ltd.	135,186	411,280
Vicinity Centres	715,047	832,022
Virgin Australia International Holdings *(a)	176,214	—
Vocus Group Ltd. *	73,489	229,882
Washington H Soul Pattinson & Co., Ltd.	10,438	216,214
Whitehaven Coal Ltd.	489,893	555,919
Worley Ltd.	101,347	878,248
		40,430,034

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Austria 0.7%
Austria Technologie & Systemtechnik AG	10,522	334,694
BAWAG Group AG *	16,645	723,687
CA Immobilien Anlagen AG	6,903	297,298
DO & Co. AG *	2,522	172,365
EVN AG	9,317	217,690
IMMOFINANZ AG *	11,396	240,735
Lenzing AG *	8,305	1,067,858
Oesterreichische Post AG (b)	12,937	547,118
UNIQA Insurance Group AG	42,018	325,490
Verbund AG	6,005	541,246
Vienna Insurance Group AG Wiener Versicherung Gruppe	12,143	310,932
		4,779,113

Belgium 1.2%
Ackermans & van Haaren N.V.	5,193	793,711
AGFA-Gevaert N.V. *	71,960	333,272
Barco N.V.	11,895	229,794
Befimmo S.A.	3,620	153,961
Bekaert S.A.	25,953	892,707
bpost S.A. *	74,721	884,013
Cie d'Entreprises CFE *	3,441	349,216
Cofinimmo S.A.	2,197	328,448
D'ieteren S.A./N.V.	9,439	744,201
Elia Group S.A./N.V.	3,127	376,324
Euronav N.V.	39,590	317,246
Gimv N.V.	3,325	198,204
KBC Ancora *	3,882	151,388
Melexis N.V.	2,535	283,381
Ontex Group N.V. *	39,653	449,698
Orange Belgium S.A.	13,426	362,148
Recticel S.A.	15,666	226,034
Sofina S.A.	908	293,519
Telenet Group Holding N.V.	15,059	641,651
Tessenderlo Group S.A. *	7,922	338,009
		8,346,925

Canada 7.8%
Aecon Group, Inc.	30,872	398,348
Ag Growth International, Inc.	5,600	155,289
Aimia, Inc. *	62,299	198,772
Alamos Gold, Inc., Class A	17,566	140,940
Algonquin Power & Utilities Corp.	47,032	783,775
Allied Properties Real Estate Investment Trust	9,900	280,955
AltaGas Ltd.	62,400	926,667
Altus Group Ltd.	4,000	153,118
Artis Real Estate Investment Trust	53,873	437,725
ATS Automation Tooling Systems, Inc. *	11,000	188,731
AutoCanada, Inc. (b)	24,000	522,135
B2Gold Corp.	39,300	194,233
Badger Daylighting Ltd.	6,900	201,429
Baytex Energy Corp. *	766,700	455,673
Birchcliff Energy Ltd. (b)	180,400	304,723
BlackBerry Ltd. *	77,700	1,091,294
Boardwalk Real Estate Investment Trust (b)	9,877	267,403
Boyd Group Services, Inc.	1,600	296,652
BRP, Inc.	5,000	329,110
CAE, Inc.	42,519	960,605
Cameco Corp.	80,800	1,005,301
Canadian Apartment Properties REIT	12,199	488,437
Canadian Utilities Ltd., Class A	31,500	778,663
Canadian Western Bank	19,239	428,035
Security	Number of Shares	Value ($)
Canfor Corp. *	51,995	960,002
Capital Power Corp.	25,999	741,696
Cascades, Inc.	42,519	515,382
CCL Industries, Inc., Class B	21,390	981,389
Celestica Inc. *	112,800	914,750
Centerra Gold, Inc.	40,977	424,591
CES Energy Solutions Corp.	241,942	264,883
Chartwell Retirement Residences	41,000	342,749
Chemtrade Logistics Income Fund (b)	79,381	415,916
Choice Properties Real Estate Investment Trust	22,900	231,552
Chorus Aviation, Inc.	118,200	301,335
Cineplex, Inc. *	46,060	378,205
Cogeco Communications, Inc.	2,531	215,721
Cogeco, Inc.	5,900	424,339
Colliers International Group, Inc.	3,934	346,838
Cominar Real Estate Investment Trust	95,813	603,912
Constellation Software, Inc.	662	806,452
Corus Entertainment, Inc., B Shares	211,343	783,395
Crombie Real Estate Investment Trust	16,900	188,196
Dream Office Real Estate Investment Trust	24,017	360,607
Eldorado Gold Corp. *	13,061	146,569
Element Fleet Management Corp.	33,300	309,368
Enerflex Ltd.	80,249	412,933
Enerplus Corp.	199,200	616,877
Ensign Energy Services, Inc.	531,589	428,181
Exchange Income Corp. (b)	10,030	284,644
Extendicare, Inc. (b)	30,900	148,368
First Capital Real Estate Investment Trust (b)	28,878	332,873
FirstService Corp.	1,800	245,884
Franco-Nevada Corp.	4,783	569,771
Frontera Energy Corp.	129,300	376,145
Genworth MI Canada, Inc.	10,305	350,390
Granite Real Estate Investment Trust	3,704	216,954
Great Canadian Gaming Corp. *	12,527	417,812
Home Capital Group, Inc. *(b)	20,570	485,476
Hudbay Minerals, Inc.	122,056	694,872
IAMGOLD Corp. *	113,268	384,425
IGM Financial, Inc.	24,100	638,709
Innergex Renewable Energy, Inc.	12,200	279,729
Interfor Corp. *	38,695	721,096
Intertape Polymer Group, Inc.	18,785	337,432
Just Energy Group, Inc. *	16,771	112,528
Kirkland Lake Gold Ltd.	8,948	343,855
Laurentian Bank of Canada	13,211	319,234
Lundin Mining Corp.	124,925	1,113,701
Maple Leaf Foods, Inc.	26,463	517,154
Martinrea International, Inc.	75,671	802,423
Medical Facilities Corp.	48,386	255,788
MEG Energy Corp. *	171,962	572,870
Morneau Shepell, Inc. (b)	6,712	164,447
Mullen Group Ltd.	65,092	526,335
NFI Group, Inc.	32,292	711,118
Northland Power, Inc.	14,446	529,263
OceanaGold Corp. *	233,972	411,681
Pan American Silver Corp.	9,605	310,740
Parex Resources, Inc. *	26,100	394,944
Pason Systems, Inc.	32,596	216,669
Peyto Exploration & Development Corp.	261,802	722,707
PrairieSky Royalty Ltd. (b)	33,700	278,297
Precision Drilling Corp. *	27,810	541,738
Premium Brands Holdings Corp.	3,900	318,740
Primo Water Corp.	30,900	477,968
Quebecor, Inc., Class B	23,400	559,953
Richelieu Hardware Ltd.	11,114	325,663
Ritchie Bros. Auctioneers, Inc.	7,355	434,312
Russel Metals, Inc.	47,217	847,783

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Secure Energy Services, Inc.	296,031	594,956
Seven Generations Energy Ltd., Class A *	178,100	855,159
ShawCor Ltd.	173,196	547,184
Sienna Senior Living, Inc. (b)	16,000	164,536
Sierra Wireless, Inc. *	15,300	283,207
Sleep Country Canada Holdings, Inc.	9,700	199,500
SmartCentres Real Estate Investment Trust (b)	26,125	480,720
SSR Mining, Inc. *	9,000	158,217
Stantec, Inc.	20,148	715,323
Stella-Jones, Inc.	12,900	463,643
Superior Plus Corp.	52,343	495,289
The North West Co., Inc.	15,215	385,149
TMX Group Ltd.	4,000	385,814
Topicus.com, Inc. *(a)	1,231	4,633
Toromont Industries Ltd.	9,281	623,015
Tourmaline Oil Corp.	65,677	935,785
Transat AT, Inc. *(b)	64,515	231,068
Transcontinental, Inc., Class A	46,120	740,084
Trican Well Service Ltd. *	332,066	444,053
Turquoise Hill Resources Ltd. *	42,120	464,432
Uni-Select, Inc.	48,120	255,511
Vermilion Energy, Inc.	153,400	671,781
Western Forest Products, Inc.	444,695	438,175
Westshore Terminals Investment Corp.	17,256	216,046
Wheaton Precious Metals Corp.	17,246	708,317
Whitecap Resources, Inc.	254,900	912,956
Winpak Ltd.	6,700	210,785
Yamana Gold, Inc.	77,200	360,418
		54,344,098

Denmark 1.4%
Chr. Hansen Holding A/S *	5,627	509,069
D/S Norden A/S	16,679	297,789
Demant A/S *	12,109	434,015
Dfds A/S *	10,495	466,475
Drilling Co. of 1972 A/S *	8,447	231,261
FLSmidth & Co. A/S *	22,632	791,018
Genmab A/S *	621	247,248
GN Store Nord A/S	7,903	602,074
H. Lundbeck A/S	9,061	322,389
Jyske Bank A/S *	21,712	811,545
Matas A/S *	29,264	363,854
Nilfisk Holding A/S *	14,257	317,773
NKT A/S *	10,323	422,998
Per Aarsleff Holding A/S	7,514	347,296
Ringkjoebing Landbobank A/S	2,024	178,007
Rockwool International A/S, B Shares	1,153	434,971
Royal Unibrew A/S	4,958	489,430
Scandinavian Tobacco Group A/S	21,868	395,925
Schouw & Co. A/S	3,662	368,466
SimCorp A/S	1,994	258,092
Spar Nord Bank A/S *	20,938	190,865
Sydbank A/S *	28,371	589,477
Topdanmark A/S	5,015	231,562
Tryg A/S	15,973	496,923
		9,798,522

Finland 1.1%
Ahlstrom-Munksjo Oyj	5,207	112,604
Cargotec Oyj, B Shares	22,556	979,844
Finnair Oyj *	389,399	294,184
Huhtamaki Oyj	17,805	873,079
Kemira Oyj	35,101	594,155
Kojamo Oyj	8,665	184,658
Konecranes Oyj	23,264	845,916
Security	Number of Shares	Value ($)
Metsa Board Oyj	49,354	530,464
Orion Oyj, Class B	14,997	688,085
Sanoma Oyj	24,949	478,374
TietoEVRY Oyj	17,273	567,559
Tokmanni Group Corp.	10,808	209,332
Uponor Oyj	15,906	373,762
Valmet Oyj	24,046	769,780
Yit Oyj	47,108	280,013
		7,781,809

France 4.1%
Aeroports de Paris *	5,495	630,637
Albioma S.A.	4,307	219,263
Alten S.A. *	5,708	600,991
Amundi S.A. *	7,725	574,906
Beneteau S.A.	19,454	265,523
BioMerieux	2,450	378,734
CGG S.A. *	261,805	263,952
Cie Plastic Omnium S.A.	25,863	1,013,496
Coface S.A. *	31,158	306,513
Covivio	7,799	640,378
Dassault Aviation S.A. *	330	344,070
Derichebourg S.A.	92,152	622,895
Edenred	16,336	884,820
Elior Group S.A.	101,436	639,068
Eramet S.A. *	6,198	333,075
Eurofins Scientific SE *	6,382	612,587
Euronext N.V.	4,815	518,560
Europcar Mobility Group *(b)	307,913	243,853
Fnac Darty S.A. *	11,216	630,488
Gaztransport Et Technigaz S.A.	1,916	174,526
Gecina S.A.	4,137	587,760
Getlink SE *	50,541	778,870
ICADE	7,189	516,986
Iliad S.A.	4,261	787,997
Imerys S.A.	17,566	829,444
Ipsen S.A.	4,296	374,791
IPSOS	18,269	583,954
JCDecaux S.A. *	18,030	350,308
Kaufman & Broad S.A.	6,534	299,345
Korian S.A. *	14,226	525,631
Maisons du Monde S.A. *	22,321	390,074
Mercialys S.A.	33,570	304,372
Mersen S.A. *	6,424	196,129
Metropole Television S.A. *	31,500	535,940
Nexans S.A. *	13,283	987,921
Nexity S.A.	18,134	816,887
Orpea S.A. *	5,465	756,143
Quadient S.A.	35,019	764,473
Remy Cointreau S.A.	2,256	418,438
Sartorius Stedim Biotech	511	213,943
SEB S.A.	5,129	974,704
Societe BIC S.A.	13,206	753,722
Solocal Group *	42,373	135,959
Sopra Steria Group *	3,776	626,413
SPIE S.A. *	38,981	860,768
Tarkett S.A. *	24,377	435,369
Technicolor S.A. *	120,325	256,915
Television Francaise *	75,210	653,501
Trigano S.A.	1,844	324,479
UbiSoft Entertainment S.A. *	9,384	938,251
Vallourec S.A. *(b)	11,683	345,679
Vicat S.A.	10,102	434,591
Worldline S.A. *	13,346	1,128,137
		28,786,229

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Germany 4.4%
1&1 Drillisch AG	12,933	313,902
Aareal Bank AG *	29,899	681,134
Alstria Office REIT AG	11,710	201,791
Aroundtown S.A.	57,634	400,111
Bechtle AG	3,046	647,252
Befesa S.A.	5,746	381,305
Bilfinger SE	22,326	755,850
CANCOM SE	4,702	278,523
Carl Zeiss Meditec AG	2,060	321,947
CECONOMY AG *	113,197	728,749
Cewe Stiftung & Co. KGaA	1,426	191,396
CTS Eventim AG & Co. KGaA *	4,916	290,040
Deutsche Euroshop AG *	12,256	262,203
Deutsche Pfandbriefbank AG *	96,374	945,919
Deutz AG *	88,389	573,558
Dialog Semiconductor plc *	15,123	951,964
Duerr AG	19,731	800,913
DWS Group GmbH & Co. KGaA	7,415	290,741
ElringKlinger AG *	31,172	587,859
Fielmann AG *	3,716	322,658
Fraport AG Frankfurt Airport Services Worldwide *	11,909	645,184
Gerresheimer AG	5,304	564,818
Grand City Properties S.A.	11,079	275,186
GRENKE AG (b)	2,324	115,519
Hamburger Hafen und Logistik AG	8,894	192,121
Heidelberger Druckmaschinen AG *(b)	338,364	536,148
HOCHTIEF AG	7,013	652,063
Hornbach Holding AG & Co. KGaA	6,424	608,076
Indus Holding AG	10,630	430,861
Jenoptik AG	9,591	332,592
JOST Werke AG *	4,910	248,886
Kloeckner & Co. SE *	148,068	1,354,416
Knorr-Bremse AG	7,413	982,188
Koenig & Bauer AG *	9,039	278,795
Krones AG	6,720	556,236
LEG Immobilien AG	4,581	656,693
Nordex SE *	22,952	649,776
Norma Group SE	11,498	574,601
Pfeiffer Vacuum Technology AG	945	205,651
Puma SE *	7,632	746,816
QIAGEN N.V. *	11,789	639,073
Rational AG	252	242,664
RTL Group S.A. *	20,595	1,178,030
SAF-Holland SE *	35,227	490,052
Scout24 AG	4,539	350,464
Siemens Healthineers AG	15,168	850,643
Siltronic AG	4,384	747,137
Sixt SE *	3,654	424,580
Software AG	8,411	341,532
Stabilus S.A.	4,294	321,409
Stroeer SE & Co. KGaA	2,620	236,083
Suedzucker AG	36,460	531,390
TAG Immobilien AG *	14,033	430,907
Takkt AG *	20,823	261,634
Talanx AG *	13,009	485,816
Wacker Chemie AG	7,251	1,049,421
Wacker Neuson SE *	14,679	294,536
Zalando SE *	7,709	883,921
		30,293,733

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	—

Security	Number of Shares	Value ($)
Hong Kong 4.0%
Asia Cement China Holdings Corp.	141,000	121,067
ASM Pacific Technology Ltd.	62,300	904,682
BOC Aviation Ltd.	31,500	256,530
Budweiser Brewing Co. APAC Ltd.	79,900	267,137
Cafe De Coral Holdings Ltd.	124,000	254,582
Cathay Pacific Airways Ltd. *(b)	501,363	386,022
China Travel International Investment Hong Kong Ltd. *	1,336,000	182,104
Chow Sang Sang Holdings International Ltd.	249,000	298,663
Chow Tai Fook Jewellery Group Ltd.	358,800	430,774
CITIC Telecom International Holdings Ltd.	581,000	183,227
CK Infrastructure Holdings Ltd.	35,000	185,827
Cowell e Holdings, Inc.	459,000	343,709
Dah Sing Financial Holdings Ltd.	71,600	202,607
Dairy Farm International Holdings Ltd.	101,423	436,507
FIH Mobile Ltd. *(b)	3,490,000	547,317
First Pacific Co., Ltd.	3,356,000	1,036,417
Fortune REIT	204,000	181,798
Giordano International Ltd.	1,356,000	230,442
Haitong International Securities Group Ltd.	792,904	220,126
Hang Lung Group Ltd.	307,000	776,446
Hang Lung Properties Ltd.	318,000	845,055
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,070,000	169,454
Hysan Development Co., Ltd.	97,000	351,769
IGG, Inc.	263,000	340,874
Johnson Electric Holdings Ltd.	182,500	539,014
K Wah International Holdings Ltd.	597,000	281,304
Kerry Logistics Network Ltd.	200,500	427,598
Kerry Properties Ltd.	273,000	706,562
Lee & Man Paper Manufacturing Ltd.	639,000	560,312
Lifestyle International Holdings Ltd. *	203,000	144,300
Luk Fook Holdings International Ltd.	209,000	452,749
Man Wah Holdings Ltd.	232,800	513,453
Melco International Development Ltd.	234,000	408,308
MGM China Holdings Ltd.	143,600	216,401
Minth Group Ltd.	139,500	636,744
MMG Ltd. *	1,372,000	528,657
NagaCorp Ltd.	194,000	220,258
Nexteer Automotive Group Ltd.	484,000	776,085
NWS Holdings Ltd.	716,000	688,408
Pacific Basin Shipping Ltd.	2,028,000	351,925
Pacific Textile Holdings Ltd.	319,000	198,018
Pou Sheng International Holdings Ltd. *	1,010,000	214,448
Power Assets Holdings Ltd.	25,643	136,079
Prada S.p.A. *	111,100	682,695
Road King Infrastructure Ltd.	169,000	209,627
Sa Sa International Holdings Ltd. *(b)	890,518	131,682
Samsonite International S.A. *	674,500	969,876
Shangri-La Asia Ltd. *	292,000	248,130
Shui On Land Ltd.	2,514,500	372,159
Shun Tak Holdings Ltd.	654,000	190,896
SITC International Holdings Co., Ltd.	209,000	479,110
SJM Holdings Ltd.	535,000	573,629
SmarTone Telecommunications Holdings Ltd.	379,500	203,709
Stella International Holdings Ltd.	337,500	399,116
Sun Art Retail Group Ltd.	398,500	412,361
Swire Properties Ltd.	155,600	451,026
The Bank of East Asia Ltd.	332,067	718,643
Tingyi (Cayman Islands) Holding Corp.	422,000	838,532
Truly International Holdings Ltd. *	2,072,000	364,518
Uni-President China Holdings Ltd.	276,000	333,643
Untrade.Brightoil *(a)	1,150,000	—

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Value Partners Group Ltd.	310,000	204,785
Vitasoy International Holdings Ltd.	58,000	252,421
VSTECS Holdings Ltd.	508,000	443,521
VTech Holdings Ltd.	79,500	635,548
Wynn Macau Ltd. *	286,800	454,397
Xinyi Glass Holdings Ltd.	358,000	865,993
		27,589,776

Ireland 0.4%
AIB Group plc *	383,198	683,594
Glanbia plc	54,898	677,392
Irish Continental Group plc *	37,767	175,995
Kingspan Group plc *	11,461	778,876
Total Produce plc	303,630	536,327
		2,852,184

Israel 1.1%
Azrieli Group Ltd.	3,675	223,405
Delek Group Ltd. *	11,596	354,132
Elbit Systems Ltd.	3,260	449,944
FIBI Holdings Ltd.	6,259	187,039
First International Bank of Israel Ltd.	8,732	228,008
Gazit-Globe Ltd.	44,591	268,179
Harel Insurance Investments & Finances Service Ltd. *	28,991	247,257
Israel Discount Bank Ltd., Class A	205,716	794,730
Mizrahi Tefahot Bank Ltd.	17,233	400,786
Nice Ltd. *	2,641	688,593
Oil Refineries Ltd. *	2,100,389	418,388
Partner Communications Co., Ltd. *	31,297	150,492
Paz Oil Co., Ltd.	7,789	765,612
Shikun & Binui Ltd. *	34,826	199,214
Shufersal Ltd.	31,058	258,305
The Israel Corp., Ltd. *	4,463	913,781
The Phoenix Holdings Ltd. *	31,638	248,462
Tower Semiconductor Ltd. *	24,425	693,327
		7,489,654

Italy 2.3%
ACEA S.p.A.	11,745	232,385
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	—
Amplifon S.p.A. *	5,902	233,947
Anima Holding S.p.A.	74,694	346,823
ASTM S.p.A. *	18,909	420,724
Autogrill S.p.A. *	76,437	404,553
Azimut Holding S.p.A.	23,346	490,558
Banca Carige S.p.A. *(a)	14,056,361	2,559
Banca Farmafactoring S.p.A. *	27,878	153,422
Banca Generali S.p.A. *	8,115	251,610
Banca IFIS S.p.A. *	18,528	187,797
Banca Mediolanum S.p.A. *	52,030	412,299
Banca Monte dei Paschi di Siena S.p.A. *	186,071	232,379
Banca Popolare Di Sondrio Scarl *	302,236	741,639
BPER Banca *	435,137	799,403
Buzzi Unicem S.p.A.	23,328	573,948
Cattolica Assicurazioni SC *	80,643	377,169
Cerved Group S.p.A. *	38,146	325,725
Davide Campari-Milano N.V.	39,001	419,196
De'Longhi S.p.A.	14,729	528,604
DiaSorin S.p.A.	1,090	238,366
Enav S.p.A.	61,980	262,667
ERG S.p.A.	12,069	368,014
Esprinet S.p.A. *	28,337	325,231
Fincantieri S.p.A. *(b)	190,386	119,095
FinecoBank Banca Fineco S.p.A. *	44,566	692,991
Security	Number of Shares	Value ($)
Freni Brembo S.p.A. *	40,713	553,445
Infrastrutture Wireless Italiane S.p.A.	16,588	178,142
Interpump Group S.p.A.	10,023	449,532
Iren S.p.A.	221,632	546,234
Italgas S.p.A.	104,843	628,812
Maire Tecnimont S.p.A. *(b)	71,683	163,532
MARR S.p.A. *	10,822	225,128
Mediaset S.p.A. *	240,054	621,095
Moncler S.p.A. *	13,778	776,420
OVS S.p.A. *	275,996	341,120
Piaggio & C. S.p.A.	59,976	212,622
Recordati Industria Chimica e Farmaceutica S.p.A.	8,741	452,340
Reply S.p.A.	1,639	200,493
Salvatore Ferragamo S.p.A. *	20,858	405,701
Tod's S.p.A. *	6,863	214,858
UnipolSai Assicurazioni S.p.A.	181,139	458,838
Webuild S.p.A.	117,495	174,206
		15,743,622

Japan 31.5%
ABC-Mart, Inc.	6,100	346,967
Acom Co., Ltd.	46,800	205,729
Adastria Co., Ltd.	18,780	343,854
ADEKA Corp.	44,300	741,007
Advantest Corp.	12,600	995,741
Aeon Delight Co., Ltd.	7,800	204,261
AEON Financial Service Co., Ltd.	45,100	541,616
Aeon Mall Co., Ltd.	34,830	563,857
Aica Kogyo Co., Ltd.	13,200	429,542
Aida Engineering Ltd.	26,000	246,163
Ain Holdings, Inc.	6,900	433,436
Aisan Industry Co., Ltd.	44,700	215,702
Alconix Corp.	15,600	235,814
Alpen Co., Ltd.	9,400	201,959
Amano Corp.	18,500	430,211
Anritsu Corp.	15,000	369,580
AOKI Holdings, Inc.	41,300	210,817
Aoyama Trading Co., Ltd. *	96,800	566,535
Aozora Bank Ltd.	38,200	704,040
Arata Corp.	12,200	536,621
Arcs Co., Ltd.	33,500	741,481
Asahi Diamond Industrial Co., Ltd.	35,600	154,882
Asahi Holdings, Inc.	9,100	346,467
Asahi Intecc Co., Ltd.	4,900	160,879
Asanuma Corp.	3,600	145,824
ASKUL Corp.	4,900	173,042
Autobacs Seven Co., Ltd.	32,900	451,780
Avex, Inc.	22,000	268,773
Azbil Corp.	23,900	1,217,239
Belluna Co., Ltd.	23,100	253,351
Benesse Holdings, Inc.	22,500	434,319
BML, Inc.	5,800	201,839
Bunka Shutter Co., Ltd.	30,100	268,590
Calbee, Inc.	17,000	502,747
Canon Electronics, Inc.	9,900	166,112
Canon Marketing Japan, Inc.	22,300	489,309
Capcom Co., Ltd.	6,300	395,258
Cawachi Ltd.	8,600	240,324
Central Glass Co., Ltd.	25,900	529,453
Chiyoda Corp. *	52,300	165,168
Chudenko Corp.	10,600	215,259
Chugoku Marine Paints Ltd.	21,700	196,999
Citizen Watch Co., Ltd.	255,900	778,110
CKD Corp.	14,100	320,363
Cocokara fine, Inc.	9,900	644,746
Colowide Co., Ltd. (b)	9,600	175,123
Cosmos Pharmaceutical Corp.	2,770	422,337

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Create SD Holdings Co., Ltd.	6,000	194,706
Credit Saison Co., Ltd.	63,400	723,181
CyberAgent, Inc.	10,800	676,129
Daido Metal Co., Ltd.	38,100	182,663
Daifuku Co., Ltd.	8,400	958,671
Daihen Corp.	6,500	307,524
Daiho Corp.	9,400	334,231
Daiichikosho Co., Ltd.	13,600	469,205
Daiki Aluminium Industry Co., Ltd.	26,600	182,235
Daikyonishikawa Corp.	60,700	449,625
Daio Paper Corp.	27,200	491,255
Daiseki Co., Ltd.	7,200	228,093
Daishi Hokuetsu Financial Group, Inc.	10,600	221,267
Daiwabo Holdings Co., Ltd.	10,200	859,697
DCM Holdings Co., Ltd.	49,700	502,214
Dena Co., Ltd.	29,286	546,738
Descente Ltd. *	12,100	195,911
Dexerials Corp.	19,200	251,511
Disco Corp.	2,575	837,694
DMG Mori Co., Ltd.	27,500	431,804
Doshisha Co., Ltd.	12,100	216,711
Doutor Nichires Holdings Co., Ltd.	13,900	206,653
Dowa Holdings Co., Ltd.	25,800	943,654
DTS Corp.	10,300	219,489
Duskin Co., Ltd.	15,300	403,673
DyDo Group Holdings, Inc.	4,600	231,756
Eagle Industry Co., Ltd.	27,000	281,860
Earth Corp.	2,900	165,545
Eizo Corp.	6,350	228,071
Exedy Corp.	35,100	525,495
Ezaki Glico Co., Ltd.	15,000	659,073
F.C.C. Co., Ltd.	19,700	316,080
Fancl Corp.	6,500	238,651
Foster Electric Co., Ltd.	27,900	413,968
FP Corp.	6,560	262,507
Fuji Co., Ltd.	16,300	306,605
Fuji Corp.	20,738	542,036
Fuji Media Holdings, Inc.	28,900	335,470
Fuji Oil Co., Ltd. *	132,900	272,998
Fuji Oil Holdings, Inc.	13,400	391,896
Fuji Seal International, Inc.	15,500	287,824
Fuji Soft, Inc.	5,800	299,625
Fujimori Kogyo Co., Ltd.	6,600	293,107
Fujitec Co., Ltd.	22,100	482,168
Fujitsu General Ltd.	14,100	350,480
Fukuoka Financial Group, Inc.	40,400	722,697
Fukuyama Transporting Co., Ltd.	10,500	409,405
Furukawa Co., Ltd.	21,900	253,540
Futaba Corp.	21,000	191,687
Futaba Industrial Co., Ltd.	73,500	352,817
Fuyo General Lease Co., Ltd.	3,100	214,851
G-Tekt Corp.	26,300	368,320
Geo Holdings Corp.	33,200	389,596
Glory Ltd.	28,600	554,357
Gree, Inc.	35,600	195,788
GS Yuasa Corp.	44,700	1,320,528
GungHo Online Entertainment, Inc.	19,650	489,881
Gunze Ltd.	8,600	274,243
H.I.S. Co., Ltd. *	14,700	251,936
H.U. Group Holdings, Inc.	26,500	787,953
Hamakyorex Co., Ltd.	7,400	216,221
Hamamatsu Photonics K.K.	11,000	638,023
Happinet Corp.	17,200	255,098
Hazama Ando Corp.	98,500	683,023
Heiwa Corp.	21,200	297,238
Heiwa Real Estate Co., Ltd.	5,100	174,519
Heiwado Co., Ltd.	23,200	479,606
Hikari Tsushin, Inc.	2,150	450,887
Hirogin Holdings, Inc.	91,500	531,615
Security	Number of Shares	Value ($)
Hirose Electric Co., Ltd.	5,539	869,668
Hisamitsu Pharmaceutical Co., Inc.	12,700	760,673
Hitachi Capital Corp.	9,700	239,318
Hitachi Transport System Ltd.	14,700	432,042
Hitachi Zosen Corp.	129,300	737,959
Hogy Medical Co., Ltd.	4,900	149,560
Hokuetsu Corp.	114,600	487,641
Hokuhoku Financial Group, Inc.	50,900	449,255
Horiba Ltd.	9,700	635,037
Hoshizaki Corp.	7,400	656,824
Hosiden Corp.	42,700	388,706
House Foods Group, Inc.	16,400	605,840
Hulic Co., Ltd.	45,600	515,555
Ibiden Co., Ltd.	25,200	1,169,366
IBJ Leasing Co., Ltd.	6,800	211,485
Inaba Denki Sangyo Co., Ltd.	24,700	577,363
Inabata & Co., Ltd.	49,200	690,750
Internet Initiative Japan, Inc.	12,200	250,047
Iriso Electronics Co., Ltd.	4,400	200,463
Ishihara Sangyo Kaisha Ltd.	34,000	238,892
Ito En Ltd.	9,400	586,539
Itochu Enex Co., Ltd.	47,800	459,371
Itochu Techno-Solutions Corp.	13,800	486,506
Itoham Yonekyu Holdings, Inc.	123,600	836,383
Iwatani Corp.	22,300	1,375,478
Izumi Co., Ltd.	19,800	711,561
Jaccs Co., Ltd.	12,300	219,447
JAFCO Group Co., Ltd.	6,100	329,891
Japan Airport Terminal Co., Ltd.	6,400	336,698
Japan Aviation Electronics Industry Ltd.	26,200	406,645
Japan Display, Inc. *	1,007,800	451,353
Japan Exchange Group, Inc.	39,100	912,808
Japan Petroleum Exploration Co., Ltd.	19,900	378,423
Joyful Honda Co., Ltd.	29,000	384,293
Juki Corp.	33,000	199,408
JVCKenwood Corp.	215,200	357,701
Kadokawa Corp.	11,400	370,272
Kaga Electronics Co., Ltd.	13,100	305,916
Kagome Co., Ltd.	15,600	516,966
Kakaku.com, Inc.	8,800	254,870
Kaken Pharmaceutical Co., Ltd.	8,600	337,515
Kameda Seika Co., Ltd.	3,200	148,218
Kamigumi Co., Ltd.	38,000	670,358
Kanamoto Co., Ltd.	16,300	348,619
Kandenko Co., Ltd.	60,100	518,045
Kanematsu Corp.	57,300	720,663
Kansai Paint Co., Ltd.	30,100	885,995
Kasai Kogyo Co., Ltd.	70,400	262,401
Kato Sangyo Co., Ltd.	17,000	561,027
Kato Works Co., Ltd.	13,500	123,017
Kawasaki Kisen Kaisha Ltd. *	66,600	1,165,854
Keihan Holdings Co., Ltd.	15,200	692,949
Keikyu Corp.	43,800	702,553
Keisei Electric Railway Co., Ltd.	19,500	662,100
KH Neochem Co., Ltd.	9,600	216,494
Kinden Corp.	50,700	814,682
Kintetsu World Express, Inc.	17,600	431,472
Kissei Pharmaceutical Co., Ltd.	7,600	167,383
Kitz Corp.	43,900	252,226
Kobayashi Pharmaceutical Co., Ltd.	4,800	540,524
Kohnan Shoji Co., Ltd.	13,900	377,976
Kokuyo Co., Ltd.	40,400	525,836
Komeri Co., Ltd.	15,000	398,320
Komori Corp.	29,800	194,038
Konami Holdings Corp.	17,500	1,072,427
Konoike Transport Co., Ltd.	23,300	228,755
Kose Corp.	3,700	594,660
Kumagai Gumi Co., Ltd.	18,700	462,660
Kumiai Chemical Industry Co., Ltd.	15,400	125,864

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kura Sushi, Inc.	3,000	182,107
Kureha Corp.	8,500	526,494
Kurita Water Industries Ltd.	27,600	1,120,290
Kusuri no Aoki Holdings Co., Ltd.	2,100	171,945
KYB Corp. *	21,700	486,939
Kyoei Steel Ltd.	15,700	202,157
Kyokuto Kaihatsu Kogyo Co., Ltd.	17,400	239,129
KYORIN Holdings, Inc.	14,500	272,138
Kyoritsu Maintenance Co., Ltd.	5,400	174,856
Kyowa Exeo Corp.	31,300	817,269
Kyowa Kirin Co., Ltd.	31,200	924,802
Kyudenko Corp.	16,200	492,321
Kyushu Financial Group, Inc.	77,500	309,952
Lawson, Inc.	13,500	655,665
Leopalace21 Corp. *	380,000	563,439
Life Corp.	8,900	280,286
Lintec Corp.	20,000	453,010
Lion Corp.	35,600	813,672
M3, Inc.	5,600	471,378
Mabuchi Motor Co., Ltd.	14,900	614,429
Macnica Fuji Electronics Holdings, Inc.	28,200	590,965
Maeda Corp.	63,200	517,489
Maeda Road Construction Co., Ltd.	23,900	403,609
Makino Milling Machine Co., Ltd.	11,950	481,576
Mandom Corp.	11,600	174,558
Marudai Food Co., Ltd.	23,200	375,886
Maruha Nichiro Corp.	28,300	636,743
Marui Group Co., Ltd.	35,900	643,369
Maruichi Steel Tube Ltd.	17,500	377,824
Max Co., Ltd.	12,100	176,139
Maxell Holdings Ltd. *	29,400	386,275
MCJ Co., Ltd.	20,400	195,433
Mebuki Financial Group, Inc.	221,300	428,457
Megmilk Snow Brand Co., Ltd.	27,100	584,667
Meidensha Corp.	20,600	478,622
Meitec Corp.	5,200	272,539
Ministop Co., Ltd.	10,100	137,138
Mirait Holdings Corp.	30,000	478,170
Mitsubishi Logisnext Co., Ltd.	24,300	272,051
Mitsubishi Logistics Corp.	17,800	495,660
Mitsubishi Pencil Co., Ltd.	13,000	165,098
Mitsubishi UFJ Lease & Finance Co., Ltd.	82,000	401,241
Mitsui E&S Holdings Co., Ltd. *	107,300	413,750
Mitsui Matsushima Holdings Co., Ltd.	18,700	137,246
Mitsui Sugar Co., Ltd.	8,400	149,082
Mitsui-Soko Holdings Co., Ltd.	13,300	284,254
Miura Co., Ltd.	7,200	409,942
Mizuno Corp.	15,800	314,274
Mochida Pharmaceutical Co., Ltd.	6,300	236,458
Modec, Inc.	10,300	192,278
Morinaga & Co., Ltd.	9,600	381,922
Morinaga Milk Industry Co., Ltd.	17,900	890,632
Morita Holdings Corp.	12,200	195,557
MOS Food Services, Inc.	5,900	175,153
Musashi Seimitsu Industry Co., Ltd.	28,400	402,013
Nabtesco Corp.	22,600	1,013,791
Nachi-Fujikoshi Corp.	11,300	452,407
Nankai Electric Railway Co., Ltd.	25,900	629,193
NEC Networks & System Integration Corp.	14,600	258,522
NET One Systems Co., Ltd.	11,800	393,675
Nexon Co., Ltd.	26,822	813,870
Nichi-iko Pharmaceutical Co., Ltd.	20,700	200,917
Nichias Corp.	19,700	449,974
Nichicon Corp.	27,200	369,654
Nichiha Corp.	11,200	335,605
Nifco, Inc.	26,800	936,881
Nihon Kohden Corp.	14,500	432,072
Security	Number of Shares	Value ($)
Nihon Parkerizing Co., Ltd.	29,400	285,452
Nihon Unisys Ltd.	12,500	474,348
Nikkiso Co., Ltd.	22,700	218,075
Nikkon Holdings Co., Ltd.	23,200	468,183
Nippn Corp.	26,900	423,499
Nippo Corp.	19,500	485,913
Nippon Chemi-Con Corp. *	15,000	276,524
Nippon Denko Co., Ltd.	91,200	235,075
Nippon Densetsu Kogyo Co., Ltd.	12,800	238,820
Nippon Gas Co., Ltd.	7,800	376,343
Nippon Kayaku Co., Ltd.	67,700	639,063
Nippon Koei Co., Ltd.	6,100	157,117
Nippon Paint Holdings Co., Ltd.	9,900	890,255
Nippon Sanso Holdings Corp.	26,000	501,205
Nippon Sheet Glass Co., Ltd. *	159,000	709,341
Nippon Shinyaku Co., Ltd.	3,700	272,389
Nippon Signal Co., Ltd.	21,100	187,909
Nippon Soda Co., Ltd.	12,800	366,621
Nippon Suisan Kaisha Ltd.	162,800	679,798
Nippon Television Holdings, Inc.	12,700	145,980
Nippon Yakin Kogyo Co., Ltd.	10,210	169,535
Nipro Corp.	44,600	525,913
Nishi-Nippon Financial Holdings, Inc.	56,600	340,266
Nishi-Nippon Railroad Co., Ltd.	24,000	654,707
Nishimatsu Construction Co., Ltd.	30,700	711,406
Nishimatsuya Chain Co., Ltd.	19,700	265,046
Nishio Rent All Co., Ltd.	10,600	220,893
Nissan Chemical Corp.	15,800	899,952
Nissha Co., Ltd.	25,400	327,173
Nisshinbo Holdings, Inc.	106,600	792,891
Nissin Electric Co., Ltd.	16,000	210,405
Nissin Foods Holdings Co., Ltd.	9,700	838,410
Nitta Corp.	7,000	147,288
Nitto Boseki Co., Ltd.	4,500	211,058
Nitto Kogyo Corp.	11,500	224,380
NOF Corp.	13,600	653,541
Nojima Corp.	14,800	377,967
Nomura Co., Ltd.	19,800	143,596
Nomura Research Institute Ltd.	27,280	918,910
Noritake Co., Ltd.	8,100	251,488
Noritz Corp.	25,700	368,578
North Pacific Bank Ltd.	84,200	170,442
NS Solutions Corp.	8,100	260,212
NS United Kaiun Kaisha Ltd.	10,400	140,729
NSD Co., Ltd.	9,700	185,679
Obic Co., Ltd.	2,100	392,918
Oiles Corp.	12,480	194,524
Okamoto Industries, Inc.	5,200	191,974
Okamura Corp.	48,500	425,648
Okasan Securities Group, Inc.	71,100	255,854
Oki Electric Industry Co., Ltd.	64,100	669,640
OKUMA Corp.	11,600	696,452
Okumura Corp.	16,200	403,772
Onward Holdings Co., Ltd.	133,600	312,450
Open House Co., Ltd.	8,600	346,176
Oracle Corp., Japan	2,500	294,545
Orient Corp.	180,000	204,739
Osaka Soda Co., Ltd.	8,000	193,876
OSG Corp.	26,500	477,276
Outsourcing, Inc.	20,600	258,232
Pacific Industrial Co., Ltd.	24,900	261,143
PALTAC Corp.	14,800	769,066
Paramount Bed Holdings Co., Ltd.	5,400	236,496
Park24 Co., Ltd. *	26,400	501,425
Penta-Ocean Construction Co., Ltd.	113,900	933,207
Persol Holdings Co., Ltd.	53,100	995,927
Pigeon Corp.	9,900	445,450
Pilot Corp.	10,800	310,580
Piolax, Inc.	10,903	158,682

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Plenus Co., Ltd.	12,900	246,498
Pola Orbis Holdings, Inc.	16,800	336,322
Press Kogyo Co., Ltd.	130,100	381,384
Prima Meat Packers Ltd.	14,400	449,651
Qol Holdings Co., Ltd.	13,000	142,481
Raito Kogyo Co., Ltd.	14,800	241,369
Raiznext Corp.	16,600	183,440
Relia, Inc.	13,800	189,362
Relo Group, Inc.	11,300	281,150
Rengo Co., Ltd.	97,900	814,256
Resorttrust, Inc.	17,400	246,337
Restar Holdings Corp.	13,700	273,483
Rinnai Corp.	8,400	877,367
Rohto Pharmaceutical Co., Ltd.	14,300	418,846
Round One Corp.	25,700	223,865
Royal Holdings Co., Ltd. *	10,600	187,935
Ryobi Ltd. *	34,600	396,253
Ryosan Co., Ltd.	24,400	542,234
Ryoyo Electro Corp. (b)	8,200	229,573
S Foods, Inc.	11,400	379,063
Saizeriya Co., Ltd.	11,200	228,586
Sakai Chemical Industry Co., Ltd.	10,600	206,378
Sakata INX Corp.	24,000	242,632
Sakata Seed Corp.	4,600	162,337
San-A Co., Ltd.	7,300	283,210
Sanden Holdings Corp. *	56,700	216,678
Sangetsu Corp.	23,100	344,965
Sanken Electric Co., Ltd.	11,100	457,311
Sanki Engineering Co., Ltd.	19,700	234,101
Sankyo Co., Ltd.	14,100	402,736
Sankyo Tateyama, Inc.	37,400	286,848
Sankyu, Inc.	20,600	775,623
Sanoh Industrial Co., Ltd. (b)	20,300	169,223
Sanrio Co., Ltd.	11,500	171,342
Sanwa Holdings Corp.	74,100	844,789
Sanyo Chemical Industries Ltd.	4,850	243,119
Sanyo Denki Co., Ltd.	3,400	203,848
Sanyo Special Steel Co., Ltd. *	17,500	244,361
Sapporo Holdings Ltd.	31,700	615,010
Sato Holdings Corp.	8,700	181,632
Sawai Pharmaceutical Co., Ltd.	9,140	417,818
SCREEN Holdings Co., Ltd.	10,800	832,986
SCSK Corp.	7,876	438,045
Sega Sammy Holdings, Inc.	62,000	987,473
Seibu Holdings, Inc.	68,000	624,463
Seiko Holdings Corp.	19,500	262,093
Seiren Co., Ltd.	17,700	268,113
Sekisui Jushi Corp.	7,400	142,898
Senko Group Holdings Co., Ltd.	58,900	547,300
Senshu Ikeda Holdings, Inc.	123,900	176,224
Seven Bank Ltd.	144,100	317,461
Sharp Corp.	36,200	751,943
Shibaura Machine Co., Ltd.	9,300	223,372
Shibuya Corp.	5,700	187,975
Shima Seiki Manufacturing Ltd.	12,500	246,459
Shimachu Co., Ltd.	3,800	198,949
Shindengen Electric Manufacturing Co., Ltd.	7,000	179,532
Shinko Electric Industries Co., Ltd.	18,000	452,479
Shinmaywa Industries Ltd.	49,000	424,999
Shinsei Bank Ltd.	37,600	460,902
Ship Healthcare Holdings, Inc.	9,700	558,103
Shizuoka Gas Co., Ltd.	35,900	325,600
SHO-BOND Holdings Co., Ltd.	4,200	182,755
Shochiku Co., Ltd.	1,250	171,383
Shoei Foods Corp.	4,300	153,097
Showa Sangyo Co., Ltd.	11,500	339,326
Siix Corp.	24,700	362,148
Sinfonia Technology Co., Ltd.	13,400	183,686
Security	Number of Shares	Value ($)
SKY Perfect JSAT Holdings, Inc.	66,300	291,189
Skylark Holdings Co., Ltd. *(b)	49,000	804,987
Sohgo Security Services Co., Ltd.	14,200	698,749
Sotetsu Holdings, Inc.	17,600	413,049
Square Enix Holdings Co., Ltd.	10,800	621,039
St. Marc Holdings Co., Ltd.	9,200	127,623
Starts Corp., Inc.	10,100	259,959
Sugi Holdings Co., Ltd.	10,100	663,741
Sumco Corp.	47,200	995,356
Sumitomo Bakelite Co., Ltd.	13,400	480,628
Sumitomo Dainippon Pharma Co., Ltd.	41,000	666,501
Sumitomo Mitsui Construction Co., Ltd.	115,880	482,253
Sumitomo Osaka Cement Co., Ltd.	20,000	604,995
Sumitomo Riko Co., Ltd.	49,000	274,003
Sumitomo Seika Chemicals Co., Ltd.	6,100	250,530
Sundrug Co., Ltd.	22,300	884,732
Suruga Bank Ltd.	134,000	394,049
Sushiro Global Holdings Ltd.	11,600	396,819
Swcc Showa Holdings Co., Ltd.	12,100	187,826
T-Gaia Corp.	11,100	207,218
Tachi-S Co., Ltd.	43,500	443,732
Tadano Ltd.	62,100	605,872
Taihei Dengyo Kaisha Ltd.	6,900	161,989
Taikisha Ltd.	12,600	335,986
Taisho Pharmaceutical Holdings Co., Ltd.	9,200	601,675
Taiyo Holdings Co., Ltd.	2,900	172,617
Taiyo Yuden Co., Ltd.	25,500	1,495,851
Takamatsu Construction Group Co., Ltd.	7,900	154,547
Takara Holdings, Inc.	53,900	628,322
Takara Standard Co., Ltd.	23,400	327,158
Takasago Thermal Engineering Co., Ltd.	26,200	395,621
Takeuchi Manufacturing Co., Ltd.	12,500	284,623
Takuma Co., Ltd.	17,500	369,241
Tamron Co., Ltd.	7,500	146,135
Tamura Corp.	37,800	202,830
TBS Holdings, Inc.	13,200	257,132
TechnoPro Holdings, Inc.	3,600	274,114
Tekken Corp.	7,800	138,112
The 77 Bank Ltd.	17,300	217,503
The Awa Bank Ltd.	7,600	158,130
The Bank of Kyoto Ltd.	8,900	467,032
The Chiba Bank Ltd.	133,300	725,033
The Chugoku Bank Ltd.	38,200	297,215
The Gunma Bank Ltd.	136,200	420,110
The Hachijuni Bank Ltd.	112,900	360,972
The Hokkoku Bank Ltd.	6,500	149,839
The Hyakugo Bank Ltd.	46,100	129,262
The Hyakujushi Bank Ltd.	9,700	138,059
The Iyo Bank Ltd.	60,400	346,667
The Japan Steel Works Ltd.	24,800	689,023
The Japan Wool Textile Co., Ltd.	23,500	213,794
The Juroku Bank Ltd.	10,700	188,566
The Keiyo Bank Ltd.	43,500	166,437
The Kiyo Bank Ltd.	12,700	163,828
The Musashino Bank Ltd.	12,700	182,455
The Nanto Bank Ltd.	8,700	139,111
The Nisshin Oillio Group Ltd.	14,400	419,387
The Ogaki Kyoritsu Bank Ltd.	9,100	172,096
The Okinawa Electric Power Co., Inc.	24,482	329,700
The Pack Corp.	4,800	116,783
The San-in Godo Bank Ltd.	43,700	197,890
The Shiga Bank Ltd.	9,500	173,754
The Shizuoka Bank Ltd.	96,700	702,956
The Sumitomo Warehouse Co., Ltd.	22,300	271,869
THK Co., Ltd.	29,900	950,096
Toa Corp.	12,500	244,464
Toagosei Co., Ltd.	50,500	535,163

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tobishima Corp.	14,300	143,184
Toda Corp.	94,700	668,252
Toei Co., Ltd.	1,200	218,338
Toho Co., Ltd.	18,000	697,228
Toho Zinc Co., Ltd. *	17,100	354,791
Tokai Carbon Co., Ltd.	44,400	640,933
TOKAI Holdings Corp.	39,400	366,735
Tokai Rika Co., Ltd.	46,200	757,033
Tokai Tokyo Financial Holdings, Inc.	97,700	289,021
Token Corp.	4,350	337,903
Tokuyama Corp.	30,400	758,809
Tokyo Century Corp.	7,600	616,930
Tokyo Dome Corp. *	4,800	59,679
Tokyo Ohka Kogyo Co., Ltd.	6,800	456,929
Tokyo Seimitsu Co., Ltd.	9,300	430,000
Tokyo Steel Manufacturing Co., Ltd.	42,100	296,967
Tokyo Tatemono Co., Ltd.	49,700	670,974
Tokyu Construction Co., Ltd.	55,400	276,996
TOMONY Holdings, Inc.	42,500	122,364
Tomy Co., Ltd.	39,600	340,677
Topcon Corp.	36,100	436,262
Toppan Forms Co., Ltd.	27,000	278,377
Topre Corp.	37,600	520,871
Topy Industries Ltd. *	29,000	351,230
Toshiba TEC Corp.	8,200	304,698
Totetsu Kogyo Co., Ltd.	10,800	277,281
Towa Pharmaceutical Co., Ltd.	7,600	152,132
Toyo Construction Co., Ltd.	44,800	220,389
Toyo Ink SC Holdings Co., Ltd.	26,300	461,965
Toyo Tire Corp.	44,100	669,769
Toyobo Co., Ltd.	52,200	655,167
Toyota Boshoku Corp.	54,500	881,170
TPR Co., Ltd.	28,700	384,628
Trancom Co., Ltd.	2,700	211,056
Transcosmos, Inc.	10,400	260,734
Trend Micro, Inc.	12,500	687,937
Trusco Nakayama Corp.	13,500	349,453
TSI Holdings Co., Ltd.	87,700	210,457
Tsubaki Nakashima Co., Ltd.	18,800	216,543
Tsubakimoto Chain Co.	23,100	594,027
Tsukishima Kikai Co., Ltd.	11,400	147,207
Tsumura & Co.	14,800	481,576
TV Asahi Holdings Corp.	11,000	212,090
UACJ Corp.	26,830	473,577
Uchida Yoko Co., Ltd.	3,000	120,111
Ulvac, Inc.	15,100	682,383
Unipres Corp.	72,500	665,222
United Arrows Ltd.	19,200	289,527
United Super Markets Holdings, Inc.	52,900	575,183
Ushio, Inc.	36,500	472,047
USS Co., Ltd.	23,000	452,907
Valor Holdings Co., Ltd.	29,100	688,526
Vital KSK Holdings, Inc.	31,600	240,338
VT Holdings Co., Ltd.	58,200	235,317
Wacoal Holdings Corp.	26,600	530,460
Wacom Co., Ltd.	29,700	265,240
Warabeya Nichiyo Holdings Co., Ltd.	19,400	301,954
Welcia Holdings Co., Ltd.	13,800	467,523
World Co., Ltd.	13,000	151,011
Xebio Holdings Co., Ltd.	29,000	242,223
Yamabiko Corp.	19,300	236,317
Yamaguchi Financial Group, Inc.	69,600	395,785
Yamato Kogyo Co., Ltd.	13,100	331,066
Yamazen Corp.	50,500	473,273
Yaoko Co., Ltd.	5,200	341,078
Yellow Hat Ltd.	14,500	232,836
Yodogawa Steel Works Ltd.	20,600	400,690
Yokogawa Bridge Holdings Corp.	10,100	187,752
Yokohama Reito Co., Ltd.	22,200	187,457
Security	Number of Shares	Value ($)
Yondoshi Holdings, Inc.	9,800	179,066
Yoshinoya Holdings Co., Ltd.	16,400	345,165
Yuasa Trading Co., Ltd.	13,700	428,352
Zenkoku Hosho Co., Ltd.	4,400	196,407
Zensho Holdings Co., Ltd.	18,100	500,691
Zeon Corp.	57,700	926,376
ZERIA Pharmaceutical Co., Ltd.	8,500	161,670
Zojirushi Corp.	9,900	164,566
ZOZO, Inc.	7,300	204,422
		218,400,201

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	—

Netherlands 1.7%
Accell Group N.V. *	7,165	253,896
Adyen N.V. *	121	252,772
AMG Advanced Metallurgical Group N.V.	9,195	291,190
Arcadis N.V. *	25,906	908,274
ASM International N.V.	4,241	1,086,409
BE Semiconductor Industries N.V.	8,801	605,100
Brunel International N.V. *	19,501	188,613
Corbion N.V.	11,071	646,541
Eurocommercial Properties N.V. CVA *	17,436	336,460
Flow Traders	4,619	177,018
ForFarmers N.V.	32,409	208,449
Fugro N.V. *	51,658	541,077
GrandVision N.V. *	7,183	213,565
IMCD N.V.	4,846	601,408
Intertrust N.V. *	16,784	258,051
Koninklijke BAM Groep N.V *	254,270	501,194
Koninklijke Vopak N.V.	11,523	583,210
OCI N.V. *	18,360	380,923
PostNL N.V. *	236,018	972,992
Prosus N.V. *	1,702	198,846
SBM Offshore N.V.	45,105	774,221
Sligro Food Group N.V. *	28,263	627,974
TKH Group N.V.	12,442	587,632
TomTom N.V. *	18,181	211,477
Van Lanschot Kempen N.V. CVA *	10,441	259,709
Wereldhave N.V. *	25,116	368,939
		12,035,940

New Zealand 1.0%
Air New Zealand Ltd. *	555,232	630,537
Auckland International Airport Ltd. *	79,275	421,735
Chorus Ltd.	85,417	516,566
EBOS Group Ltd.	30,616	627,257
Fisher & Paykel Healthcare Corp., Ltd.	21,764	539,392
Genesis Energy Ltd.	155,514	436,191
Infratil Ltd.	86,101	442,974
Kiwi Property Group Ltd.	235,545	217,104
Mercury NZ Ltd.	119,804	610,976
Meridian Energy Ltd.	176,630	901,579
Ryman Healthcare Ltd.	15,763	175,112
SKY Network Television Ltd. *	3,612,934	424,895
SKYCITY Entertainment Group Ltd.	230,244	501,652
Z Energy Ltd. *	256,077	540,709
		6,986,679

Norway 1.6%
Aker A.S.A., A Shares	10,244	804,295
Aker BP A.S.A.	18,965	471,034
Aker Solutions A.S.A. *	287,482	490,847

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Austevoll Seafood A.S.A.	37,669	375,141
Bakkafrost P/F *	4,595	323,536
Bonheur A.S.A.	11,141	289,582
BW Energy Ltd. *	10,387	28,977
BW LPG Ltd.	50,952	332,795
BW Offshore Ltd.	43,023	167,469
DNO A.S.A. *(b)	309,524	242,866
Elkem A.S.A.	116,738	354,651
Entra A.S.A.	18,193	405,042
Europris A.S.A.	42,273	234,077
Frontline Ltd/Bermuda	19,752	114,130
Gjensidige Forsikring A.S.A.	25,609	588,904
Kongsberg Gruppen A.S.A.	13,808	267,094
Leroy Seafood Group A.S.A.	62,840	437,711
Norwegian Finans Holding A.S.A. *	20,691	174,682
PGS A.S.A. *	875,549	361,608
Salmar A.S.A.	8,203	492,021
Schibsted A.S.A., A Shares *	6,151	231,406
Schibsted A.S.A., B Shares *	8,145	262,014
Sparebank 1 Nord Norge	36,142	327,149
SpareBank 1 SMN	35,822	417,000
SpareBank 1 SR Bank A.S.A. *	37,365	409,845
Storebrand A.S.A. *	87,410	668,944
TGS NOPEC Geophysical Co., A.S.A.	36,717	489,193
Tomra Systems A.S.A.	6,450	295,194
Veidekke A.S.A.	38,473	462,630
XXL A.S.A. *	114,279	276,860
		10,796,697

Poland 1.0%
Alior Bank S.A. *	69,972	318,412
Asseco Poland S.A.	34,092	620,579
Bank Handlowy w Warszawie S.A. *	14,166	147,040
Bank Millennium S.A. *	197,714	206,913
CCC S.A. *	10,069	222,726
Cyfrowy Polsat S.A.	75,058	614,633
Enea S.A. *	310,780	569,889
Eurocash S.A. *	54,624	200,151
Grupa Azoty S.A. *	51,277	397,526
Jastrzebska Spolka Weglowa S.A. *	73,931	625,677
LPP S.A. *	132	271,406
mBank S.A. *	3,186	166,606
Orange Polska S.A. *	359,647	633,083
Santander Bank Polska S.A. *	7,305	353,490
Tauron Polska Energia S.A. *	1,877,043	1,408,296
		6,756,427

Portugal 0.3%
Banco Espirito Santo S.A. *(a)	320,558	—
CTT-Correios de Portugal S.A. *	97,921	283,565
EDP Renovaveis S.A.	12,394	339,422
Mota-Engil SGPS, S.A. *(b)	110,667	185,663
NOS SGPS, S.A.	105,115	362,480
Redes Energeticas Nacionais SGPS, S.A.	106,511	303,106
Sonae SGPS, S.A.	649,061	520,331
The Navigator Co., S.A. *	148,668	446,184
		2,440,751

Republic of Korea 7.4%
AK Holdings, Inc. *	9,493	245,877
AMOREPACIFIC Group *	10,920	575,016
Asiana Airlines, Inc. *	26,828	353,624
BGF retail Co., Ltd. *	2,562	388,435
Celltrion, Inc. *	1,741	502,561
Cheil Worldwide, Inc.	21,345	367,420
Security	Number of Shares	Value ($)
CJ ENM Co., Ltd. *	3,269	445,699
CJ Logistics Corp. *	2,419	362,684
Com2uS Corp.	2,017	287,810
Daesang Corp. *	13,215	308,884
Daewoo Engineering & Construction Co., Ltd. *	157,503	830,186
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	27,894	608,524
Daou Technology Inc. *	8,898	211,000
DB HiTek Co., Ltd. *	7,435	405,967
DGB Financial Group, Inc. *	108,352	615,619
Dongkuk Steel Mill Co., Ltd. *	121,637	841,707
Doosan Bobcat, Inc. *	11,615	313,056
Doosan Co., Ltd.	10,100	462,957
Doosan Infracore Co., Ltd. *	111,335	809,471
Fila Holdings Corp. *	7,219	275,372
Green Cross Corp. *	1,020	383,133
Green Cross Holdings Corp. *	7,121	278,315
GS Engineering & Construction Corp. *	38,221	1,301,567
GS Home Shopping, Inc. *	1,847	224,910
GS Retail Co., Ltd. *	14,028	434,986
Handsome Co., Ltd. *	6,089	169,198
Hanjin Transportation Co., Ltd. *	6,363	248,371
Hanon Systems	42,532	632,823
Hansol Paper Co., Ltd.	17,055	197,642
Hanssem Co., Ltd. *	2,588	218,941
Hanwha Aerospace Co., Ltd. *	15,131	549,798
Hanwha Life Insurance Co., Ltd. *	516,935	1,230,632
Harim Holdings Co., Ltd. *	37,959	273,365
HDC Holdings Co., Ltd. *	24,013	235,578
Hite Jinro Co., Ltd. *	6,760	192,228
HMM Co., Ltd. *	81,243	992,036
Hotel Shilla Co., Ltd.	6,358	461,286
Huchems Fine Chemical Corp. *	9,964	190,091
Hyosung Corp. *	4,103	271,321
Hyundai Construction Equipment Co., Ltd. *	23,595	711,441
Hyundai Corp. *	19,755	277,488
Hyundai Department Store Co., Ltd. *	8,808	615,666
Hyundai Electric & Energy System Co., Ltd. *	16,604	247,823
Hyundai Elevator Co., Ltd. *	5,923	223,882
Hyundai Greenfood Co., Ltd. *	39,768	311,135
Hyundai Home Shopping Network Corp. *	3,146	221,844
Hyundai Mipo Dockyard Co., Ltd. *	6,555	252,312
Hyundai Rotem Co., Ltd. *	11,944	204,476
Hyundai Wia Corp. *	23,785	1,922,635
iMarketKorea, Inc. *	30,809	228,498
IS Dongseo Co., Ltd. *	7,335	351,593
JB Financial Group Co., Ltd. *	79,342	367,330
Kakao Corp.	1,160	455,702
Kangwon Land, Inc. *	28,828	605,895
KCC Corp.	3,296	584,098
KEPCO Plant Service & Engineering Co., Ltd. *	9,376	226,870
Kolon Corp. *	10,805	194,443
Kolon Industries, Inc. *	19,404	707,989
Korea Aerospace Industries Ltd. *	15,401	427,263
Korea Electric Terminal Co., Ltd.	5,136	345,258
Korea Investment Holdings Co., Ltd. *	7,037	510,553
Korea Petrochemical Ind Co., Ltd. *	3,074	776,698
Korean Reinsurance Co. *	59,428	395,060
Kumho Petrochemical Co., Ltd. *	7,899	1,735,134
Kumho Tire Co., Inc. *	77,091	259,945
LF Corp. *	24,496	314,453
LG Hausys Ltd.	7,509	514,198
LG HelloVision Co., Ltd. *	43,491	170,624

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LG Innotek Co., Ltd.	5,830	1,036,904
LG International Corp.	51,476	1,212,267
Lotte Chilsung Beverage Co., Ltd. *	1,872	194,254
LOTTE Fine Chemical Co., Ltd. *	7,843	380,368
LOTTE Himart Co., Ltd. *	20,635	724,513
LS Corp. *	20,582	1,179,007
LS Electric Co., Ltd. *	7,565	413,766
Mando Corp. *	23,668	1,456,688
Meritz Financial Group, Inc. *	23,576	200,999
Meritz Fire & Marine Insurance Co., Ltd. *	45,705	645,885
Meritz Securities Co., Ltd. *	81,411	256,083
Mirae Asset Daewoo Co., Ltd. *	52,561	445,155
NCSoft Corp. *	889	753,205
Nexen Tire Corp. *	36,338	202,100
NH Investment & Securities Co., Ltd. *	26,755	263,613
NongShim Co., Ltd.	1,252	315,553
OCI Co., Ltd. *	13,620	1,197,776
Orion Corp/Republic of Korea *	3,604	386,362
Ottogi Corp. *	399	199,762
Pan Ocean Co., Ltd. *	75,032	305,120
Partron Co., Ltd.	20,347	204,531
Poongsan Corp. *	22,300	566,272
S&T Motiv Co., Ltd.	3,714	239,451
S-1 Corp.	5,183	373,604
Samsung Card Co., Ltd.	13,813	366,206
Samsung Engineering Co., Ltd. *	31,836	351,152
Samsung Securities Co., Ltd.	10,739	362,139
Seoul Semiconductor Co., Ltd. *	14,380	251,037
Seoyon E-Hwa Co., Ltd. *	45,452	289,103
SFA Engineering Corp. *	5,337	179,929
Shinsegae, Inc. *	2,680	559,881
SK Chemicals Co., Ltd. *	1,838	687,278
SK Gas Ltd. *	4,480	386,344
SKC Co., Ltd. *	5,295	571,730
Sungwoo Hitech Co., Ltd. *	115,153	758,829
Taekwang Industrial Co., Ltd. *	667	499,630
Taeyoung Engineering & Construction Co., Ltd. *	6,513	69,856
TY Holdings Co.,Ltd. *	6,541	138,619
WONIK IPS Co., Ltd. *	6,023	256,478
Youngone Corp.	13,158	415,286
Yuhan Corp. *	6,233	365,599
		51,520,730

Singapore 1.5%
Ascendas Real Estate Investment Trust	233,421	538,579
CapitaLand Integrated Commercial Trust	353,601	564,930
City Developments Ltd.	114,000	615,757
Genting Singapore Ltd.	1,296,600	832,138
Golden Agri-Resources Ltd.	7,208,800	979,342
Keppel Infrastructure Trust	605,400	252,450
Mapletree Commercial Trust	131,392	203,280
Mapletree Industrial Trust	98,844	212,838
Mapletree Logistics Trust	145,330	215,545
Mapletree North Asia Commercial Trust	285,362	209,147
SATS Ltd. *	159,049	459,125
Sembcorp Industries Ltd.	644,300	796,066
Sembcorp Marine Ltd. *	3,579,660	388,462
Singapore Exchange Ltd.	73,000	542,319
Singapore Post Ltd.	490,500	254,017
Singapore Press Holdings Ltd.	718,000	635,287
Singapore Technologies Engineering Ltd.	274,900	766,445
StarHub Ltd.	307,600	295,700
Suntec Real Estate Investment Trust	180,000	215,665
Security	Number of Shares	Value ($)
UOL Group Ltd.	72,601	398,543
Venture Corp., Ltd.	64,300	955,626
		10,331,261

Spain 1.4%
Abengoa S.A., B Shares *(a)	66,135,341	248,801
Almirall S.A.	13,235	181,206
Applus Services S.A. *	51,119	511,279
Caja de Ahorros del Mediterraneo *(a)	5,382	—
Cellnex Telecom S.A.	4,629	271,184
Cia de Distribucion Integral Logista Holdings S.A.	16,011	301,206
Cie Automotive S.A.	12,372	325,150
Construcciones y Auxiliar de Ferrocarriles S.A.	4,773	214,314
Distribuidora Internacional de Alimentacion S.A. *	1,531,352	221,518
Ebro Foods S.A.	23,491	511,995
Ence Energia y Celulosa S.A. *	49,926	196,578
Ercros S.A.	59,039	153,110
Euskaltel S.A.	21,935	235,580
FAES FARMA S.A.	40,279	179,550
Gestamp Automocion S.A. *	125,684	582,261
Indra Sistemas S.A. *	19,216	169,199
Inmobiliaria Colonial Socimi S.A.	17,721	170,363
Liberbank S.A. *	573,104	146,748
Mediaset Espana Comunicacion S.A. *	126,641	650,992
Melia Hotels International S.A. *	51,503	336,805
Merlin Properties Socimi S.A.	31,479	301,493
Obrascon Huarte Lain S.A. *(b)	270,051	173,639
Prosegur Cash S.A.	151,394	132,753
Prosegur Cia de Seguridad S.A.	161,143	447,430
Sacyr S.A.	122,992	269,307
Siemens Gamesa Renewable Energy S.A.	26,498	1,087,046
Tecnicas Reunidas S.A. *	17,593	231,042
Unicaja Banco S.A. *	704,602	485,510
Viscofan S.A.	7,048	497,790
Zardoya Otis S.A.	29,196	192,129
		9,425,978

Sweden 3.7%
AAK AB	25,244	493,413
AddTech AB, B Shares	15,840	209,988
AF POYRY AB *	14,032	383,847
Annehem Fastigheter AB, B Shares *	15,714	56,227
Arjo AB, B Shares	38,223	284,055
Attendo AB *	35,546	199,078
Axfood AB	26,806	644,220
Beijer Ref AB	4,291	177,999
Betsson AB *	38,311	360,031
Bilia AB, A Shares *	33,087	410,267
BillerudKorsnas AB	53,780	961,060
Bonava AB, B Shares *	46,485	491,249
Bravida Holding AB	35,715	429,966
Castellum AB	24,035	576,632
Clas Ohlson AB, B Shares *	17,448	158,595
Cloetta AB, B Shares	63,849	182,850
Concentric AB	8,811	192,390
Coor Service Management Holding AB *	27,516	188,028
Dometic Group AB *	54,005	745,356
Elekta AB, B Shares	35,140	504,910
Fabege AB	16,096	239,856
Fastighets AB Balder, B Shares *	3,480	173,911
Getinge AB, B Shares	35,311	910,821

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Granges AB *	34,671	398,058
Hexpol AB	61,685	674,153
Holmen AB, B Shares	15,256	698,411
Industrivarden AB, A Shares *	18,515	623,210
Industrivarden AB, C Shares *	15,526	493,776
Indutrade AB *	25,992	532,693
Intrum AB	15,397	418,564
Inwido AB *	20,045	273,050
JM AB	23,568	822,579
Kinnevik AB, B Shares *	21,564	1,057,917
Kungsleden AB	23,569	240,998
LE Lundbergfortagen AB, B Shares *	9,855	517,611
Lifco AB, B Shares	2,855	262,086
Lindab International AB	17,232	367,556
Loomis AB	25,656	658,263
Lundin Energy AB	16,523	448,815
Mekonomen AB *	18,103	203,424
Modern Times Group MTG AB, B Shares *	9,477	143,626
NCC AB, B Shares	31,071	520,372
Nibe Industrier AB, B Shares	16,820	561,441
Nobia AB *	65,461	509,145
Nolato AB, B Shares *	2,145	198,530
Nordic Entertainment Group AB, B Shares *	6,272	328,300
Pandox AB *	14,276	214,364
Peab AB *	75,584	841,913
Ratos AB, B Shares	144,125	662,698
Resurs Holding AB *	33,014	178,917
Saab AB, B Shares *	20,794	582,018
SAS AB *	1,264,803	255,343
Scandic Hotels Group AB *(b)	74,978	278,918
Svenska Cellulosa AB, S.C.A., B Shares *	66,697	1,174,858
Sweco AB, B Shares	17,703	294,954
Swedish Orphan Biovitrum AB *	7,892	149,012
Thule Group AB *	11,730	434,971
Wallenstam AB, B Shares	11,040	168,087
Wihlborgs Fastigheter AB	10,673	219,181
		25,382,561

Switzerland 3.4%
Allreal Holding AG	1,945	423,699
ALSO Holding AG *	1,005	269,770
ams AG *	16,187	404,882
Arbonia AG *	16,732	266,656
Aryzta AG *	916,702	805,470
Autoneum Holding AG *	2,577	461,836
Banque Cantonale Vaudoise	2,967	313,945
Barry Callebaut AG	400	887,072
Belimo Holding AG	32	246,603
BKW AG	3,523	402,420
Bobst Group S.A.	2,607	187,061
Bucher Industries AG	1,589	751,843
Burckhardt Compression Holding AG	643	222,148
Cembra Money Bank AG	3,515	381,895
Conzzeta AG	269	343,714
Daetwyler Holding AG	1,152	330,777
dormakaba Holding AG	538	322,444
Dufry AG *	19,966	1,073,485
Emmi AG	377	391,967
EMS-Chemie Holding AG	653	615,909
Flughafen Zuerich AG *	3,351	552,154
Forbo Holding AG	176	299,667
Galenica AG	10,885	719,009
GAM Holding AG *	194,224	460,586
Helvetia Holding AG	7,489	750,147
Huber & Suhner AG	4,038	332,610
Security	Number of Shares	Value ($)
Implenia AG	8,918	249,452
Ina Invest Holding AG *	2,329	47,848
Inficon Holding AG	202	219,041
Komax Holding AG *	893	228,471
Landis+Gyr Group AG *	6,443	474,673
Logitech International S.A.	12,114	1,258,142
Mobimo Holding AG *	811	255,431
OC Oerlikon Corp. AG	57,189	587,776
Partners Group Holding AG	834	984,780
PSP Swiss Property AG	2,571	328,930
Rieter Holding AG	1,853	190,883
Schweiter Technologies AG	217	375,256
SFS Group AG	3,534	446,591
Siegfried Holding AG *	408	295,111
SIG Combibloc Group AG *	27,934	663,010
St. Galler Kantonalbank AG	311	142,605
Stadler Rail AG (b)	4,688	234,207
Straumann Holding AG	366	405,685
Sulzer AG	5,862	631,504
Tecan Group AG	611	295,624
Temenos AG	2,018	254,817
u-blox Holding AG *	2,259	177,635
Valiant Holding AG	2,436	233,029
Valora Holding AG *	2,143	409,858
VAT Group AG	1,736	481,982
Vetropack Holding AG *	2,396	158,433
Vifor Pharma AG	5,036	683,880
Vontobel Holding AG	3,432	277,286
Zur Rose Group AG *	767	351,727
		23,561,436

United Kingdom 10.4%
888 Holdings plc	74,109	306,652
AA plc *	1,197,849	571,149
AG Barr plc *	21,432	143,493
Airtel Africa plc	310,522	336,188
Ascential plc *	41,202	186,574
Ashmore Group plc	42,727	263,264
Auto Trader Group plc *	38,781	298,985
Avast plc	22,719	146,486
B&M European Value Retail S.A.	135,899	993,351
Bank of Georgia Group plc *	11,941	187,306
Beazley plc	101,795	433,269
Biffa plc *	69,967	220,490
Big Yellow Group plc	11,680	176,251
Bodycote plc	64,811	621,165
Brewin Dolphin Holdings plc	58,974	237,260
Britvic plc	52,617	535,459
C&C Group plc *	97,679	308,153
Capita plc *	1,166,153	556,050
Card Factory plc *	563,503	275,290
Centamin plc	257,566	403,103
Cineworld Group plc *(b)	560,032	587,024
Clarkson plc	4,850	166,131
Close Brothers Group plc	40,946	789,132
Coats Group plc *	344,280	288,945
Computacenter plc	17,082	546,837
ConvaTec Group plc	189,507	519,825
Costain Group plc *	256,164	201,815
Countryside Properties plc *	78,968	464,856
Cranswick plc	12,236	570,715
Crest Nicholson Holdings plc *	162,518	717,787
Daily Mail & General Trust plc	52,708	556,078
Dechra Pharmaceuticals plc	3,965	195,455
Derwent London plc	7,029	304,261
DFS Furniture plc *	99,141	292,052
Dignity plc *	30,175	236,903
Diploma plc	10,169	321,326

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Domino's Pizza Group plc	43,665	196,435
Dunelm Group plc *	14,400	227,034
Electrocomponents plc	69,883	836,938
Elementis plc *	315,306	475,650
Entain plc *	40,560	686,419
Equiniti Group plc *	102,624	163,418
Essentra plc *	115,259	454,221
Ferrexpo plc	140,404	541,379
Forterra plc *	62,768	223,604
Frasers Group plc *	78,440	457,238
Fresnillo plc	27,873	375,580
Games Workshop Group plc	1,817	256,397
Genus plc	4,354	292,470
Grafton Group plc	86,340	1,019,441
Grainger plc	57,624	209,519
Great Portland Estates plc	29,756	265,048
Greencore Group plc *	240,563	382,160
Greggs plc *	22,436	635,716
Halfords Group plc *	209,255	781,287
Halma plc	22,282	751,042
Hammerson plc	1,133,943	358,570
Hargreaves Lansdown plc	16,124	375,661
Hikma Pharmaceuticals plc	15,600	512,294
Hill & Smith Holdings plc	14,876	274,594
Hiscox Ltd. *	64,465	822,250
HomeServe plc	25,430	362,523
Howden Joinery Group plc *	102,745	942,060
Hunting plc	100,740	275,920
Ibstock plc *	122,014	344,021
IG Group Holdings plc	74,572	764,218
Indivior plc *	406,307	762,681
Intermediate Capital Group plc	34,654	803,773
Intu Properties plc *(a)(b)	4,024,942	29,383
IWG plc *	150,439	643,001
J.D. Wetherspoon plc *	23,076	363,918
JD Sports Fashion plc *	38,315	390,028
John Laing Group plc	71,774	310,129
Jupiter Fund Management plc	178,114	698,939
Just Group plc *	563,621	587,900
KAZ Minerals plc	39,201	387,718
Keller Group plc	54,210	563,011
Kier Group plc *	527,452	555,747
Lancashire Holdings Ltd.	51,253	476,925
Man Group plc	461,724	921,748
Mapeley Ltd. *(a)	2,199	—
Marshalls plc *	23,973	212,806
Marston's plc *	500,273	561,874
Mediclinic International plc *	122,043	482,593
Melrose Industries plc *	469,474	1,073,748
Mitchells & Butlers plc *	159,209	648,278
Moneysupermarket.com Group plc	87,372	318,688
Morgan Advanced Materials plc	107,985	430,497
Morgan Sindall Group plc	18,683	378,300
National Express Group plc *	260,880	891,680
Ocado Group plc *	8,192	310,975
OSB Group plc *	49,590	278,578
Pagegroup plc *	113,880	699,534
Paragon Banking Group plc	56,817	352,076
PayPoint plc	18,441	157,160
Petra Diamonds Ltd. *	6,955,030	162,763
Petrofac Ltd. *(b)	244,017	396,750
Petropavlovsk plc *	642,229	253,876
Pets at Home Group plc	122,138	669,615
Phoenix Group Holdings plc	79,771	735,149
Playtech plc *	158,889	1,008,574
Plus500 Ltd.	28,703	526,595
Polymetal International plc	35,552	767,344
Polypipe Group plc *	34,269	240,543
Premier Oil plc *(b)	1,517,743	391,905
Security	Number of Shares	Value ($)
Provident Financial plc *	229,425	767,545
PZ Cussons plc	59,507	201,536
QinetiQ Group plc	133,259	547,262
Quilter plc	192,049	406,825
Rank Group plc	77,640	132,355
Rathbone Brothers plc	8,105	177,899
Redde Northgate plc	177,490	594,261
Redrow plc *	74,223	532,993
Renishaw plc *	3,615	296,152
Rhi Magnesita N.V.	5,974	316,752
Rightmove plc *	33,233	272,038
Rotork plc	125,712	557,516
Safestore Holdings plc	15,390	170,401
Saga plc *	183,234	616,787
Savills plc *	35,026	503,011
Schroders plc	16,811	783,955
Segro plc	42,833	557,449
Senior plc *	523,729	684,220
Serco Group plc *	181,008	289,151
SIG plc *	1,314,643	518,986
Signature Aviation plc *	239,688	1,346,615
Softcat plc	8,869	182,624
Spectris plc	24,037	995,864
Speedy Hire plc *	191,787	175,839
Spirax-Sarco Engineering plc	4,802	726,016
Spire Healthcare Group plc *	215,692	476,926
Spirent Communications plc	57,352	186,657
SSP Group plc	141,902	561,288
St. James's Place plc	57,901	926,646
St. Modwen Properties plc	42,418	224,686
Stagecoach Group plc *	538,549	544,335
Sthree plc *	60,499	266,915
Superdry plc *	128,410	365,253
Synthomer plc	82,844	486,882
TalkTalk Telecom Group plc	283,561	379,054
Ted Baker plc *	96,709	133,698
Telecom Plus plc	12,594	224,319
The Go-Ahead Group plc *	44,634	602,074
The Restaurant Group plc *	346,821	323,300
The Unite Group plc *	13,939	182,817
TI Fluid Systems plc *	122,712	426,051
TP ICAP plc	92,165	281,604
Tullow Oil plc *(b)	538,302	187,705
Tyman plc *	82,473	390,981
UDG Healthcare plc	41,400	461,610
Ultra Electronics Holdings plc	13,819	376,480
Vesuvius plc	100,819	685,724
Victrex plc	16,319	521,685
Vistry Group plc *	60,126	692,430
WH Smith plc *	35,669	744,821
William Hill plc *	335,639	1,240,298
Wizz Air Holdings plc *	3,865	230,621
Workspace Group plc	14,924	146,306
		72,292,207
Total Common Stock
(Cost $525,418,139)		688,166,567

Preferred Stock 0.4% of net assets

Germany 0.4%
Draegerwerk AG & Co. KGaA	5,785	493,303
Jungheinrich AG	16,942	772,484
Sartorius AG	649	322,615

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Schaeffler AG	62,192	491,480
Sixt SE	4,652	315,206
Total Preferred Stock
(Cost $1,576,838)		2,395,088

Rights 0.0% of net assets

Spain 0.0%
Sacyr S.A. expires 02/03/21 *	122,992	6,119

Sweden 0.0%
Modern Times Group MTG AB expires 02/10/21 *	12,838	23,936
Total Rights
(Cost $6,283)		30,055

Other Investment Company 1.4% of net assets

United States 1.4%
Securities Lending Collateral 1.4%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	9,992,095	9,992,095
Total Other Investment Company
(Cost $9,992,095)		9,992,095
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Australia & New Zealand Banking Group Ltd.
U.S. Dollar
0.01%, 02/01/21 (d)	1,079,949	1,079,949
BNP Paribas
Euro
(0.71%), 02/01/21 (d)(e)	20,327	24,667
Brown Brothers Harriman
Australian Dollar
(0.14%), 02/01/21 (d)(e)	14,078	10,759
Canadian Dollar
0.01%, 02/01/21 (d)	45,616	35,672
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Danish Krone
(0.50%), 02/01/21 (d)(e)	62,088	10,131
Hong Kong Dollar
0.05%, 02/01/21 (d)	85,518	11,030
New Zealand Dollar
0.05%, 02/01/21 (d)	9,945	7,147
Norwegian Krone
(0.25%), 02/01/21 (d)(e)	52,629	6,144
Singapore Dollar
0.01%, 02/01/21 (d)	9,969	7,504
Swedish Krona
(0.25%), 02/01/21 (d)(e)	35,238	4,217
Swiss Franc
(1.51%), 02/01/21 (d)(e)	7,432	8,344
Citibank
Pound Sterling
0.01%, 02/01/21 (d)	20,898	28,634
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.31%), 02/01/21 (d)(e)	2,211,003	21,109
Total Short-Term Investments
(Cost $1,255,307)		1,255,307

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 03/19/21	30	3,173,250	(99,766)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,935,151.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$302,342,223	$—	$302,342,223
Australia	7,461	40,422,573	—*	40,430,034
Austria	310,932	4,468,181	—	4,779,113
Canada	54,339,465	—	4,633	54,344,098
Denmark	1,326,109	8,472,413	—	9,798,522
Finland	800,310	6,981,499	—	7,781,809
France	2,517,676	26,268,553	—	28,786,229
Germany	7,661,899	22,631,834	—	30,293,733
Greece	—	—	—*	—
Hong Kong	—	27,589,776	—*	27,589,776
Ireland	1,638,465	1,213,719	—	2,852,184
Israel	150,492	7,339,162	—	7,489,654
Italy	377,169	15,363,894	2,559*	15,743,622
Luxembourg	—	—	—*	—
Netherlands	1,041,541	10,994,399	—	12,035,940
Norway	405,042	10,391,655	—	10,796,697
Portugal	303,106	2,137,645	—*	2,440,751
Spain	2,275,375	6,901,802	248,801*	9,425,978
Sweden	2,414,656	22,967,905	—	25,382,561
Switzerland	206,281	23,355,155	—	23,561,436
United Kingdom	11,667,455	60,595,369	29,383*	72,292,207
Preferred Stock[1]	—	2,395,088	—	2,395,088
Rights[1]	30,055	—	—	30,055
Other Investment Company[1]	9,992,095	—	—	9,992,095
Short-Term Investments[1]	—	1,255,307	—	1,255,307
Liabilities
Futures Contracts[2]	(99,766)	—	—	(99,766)
Total	$97,365,818	$604,088,152	$285,376	$701,739,346
*	Level 3 amount shown includes securities determined to have no value at January 31, 2021.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund

Portfolio Holdings as of January 31, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Common Stock 95.0% of net assets

Brazil 6.1%
Ambev S.A.	934,450	2,580,608
B3 S.A. - Brasil Bolsa Balcao	75,333	823,357
Banco Bradesco S.A.	347,128	1,372,930
Banco do Brasil S.A.	464,615	2,875,290
Banco Santander Brasil S.A.	139,600	1,001,699
BRF S.A. *	228,018	884,333
CCR S.A.	287,600	637,079
Centrais Eletricas Brasileiras S.A.	90,716	475,681
Cia Brasileira de Distribuicao	61,799	852,540
Cia Energetica de Minas Gerais	37,676	111,553
Cielo S.A.	898,334	674,810
Cogna Educacao *	674,900	557,544
Companhia de Saneamento Basico do Estado de Sao Paulo	81,110	605,872
Embraer S.A. *	563,951	906,007
IRB Brasil Resseguros S.A.	451,311	593,895
Itau Unibanco Holding S.A.	169,300	798,941
JBS S.A.	443,000	1,957,770
Petrobras Distribuidora S.A.	410,600	1,745,542
Petroleo Brasileiro S.A.	950,258	4,746,601
Suzano S.A. *	79,100	897,057
Telefonica Brasil S.A.	178,572	1,475,208
TIM S.A.	258,947	629,454
Ultrapar Participacoes S.A.	620,728	2,470,932
Vale S.A.	751,397	12,078,328
		41,753,031

Chile 1.0%
Banco de Chile	8,340,169	849,785
Cencosud S.A.	821,969	1,426,058
Empresas Copec S.A.	185,885	1,951,617
Enel Americas S.A.	7,519,966	1,130,947
Falabella S.A.	196,391	672,132
Latam Airlines Group S.A. *	345,033	587,192
		6,617,731

China 25.5%
Agile Group Holdings Ltd.	570,000	708,262
Agricultural Bank of China Ltd., A Shares	2,673,100	1,304,354
Agricultural Bank of China Ltd., H Shares	8,634,600	3,113,472
Alibaba Group Holding Ltd. ADR *	27,597	7,004,946
Anhui Conch Cement Co., Ltd., A Shares	35,300	275,223
Anhui Conch Cement Co., Ltd., H Shares	157,000	927,528
BAIC Motor Corp., Ltd., H Shares	1,822,500	640,949
Baidu, Inc. ADR *	23,618	5,550,702
Bank of China Ltd., A Shares	1,694,400	832,146
Security	Number of Shares	Value ($)
Bank of China Ltd., H Shares	25,262,234	8,550,859
Bank of Communications Co., Ltd., A Shares	975,000	673,681
Bank of Communications Co., Ltd., H Shares	2,553,000	1,380,485
China Cinda Asset Management Co., Ltd., H Shares	3,962,000	748,982
China CITIC Bank Corp., Ltd., A Shares	280,700	227,399
China CITIC Bank Corp., Ltd., H Shares	3,683,000	1,631,496
China Construction Bank Corp., A Shares	222,800	233,253
China Construction Bank Corp., H Shares	28,052,960	21,247,831
China Everbright Bank Co., Ltd., A Shares	835,200	523,735
China Everbright Bank Co., Ltd., H Shares	907,000	372,557
China Evergrande Group (a)	717,000	1,375,150
China Hongqiao Group Ltd.	1,393,000	1,229,848
China Huarong Asset Management Co., Ltd., H Shares	11,042,000	1,277,314
China Jinmao Holdings Group Ltd.	1,076,000	421,145
China Life Insurance Co., Ltd., A Shares	25,100	140,108
China Life Insurance Co., Ltd., H Shares	516,000	1,095,863
China Mengniu Dairy Co., Ltd. *	214,000	1,272,647
China Merchants Bank Co., Ltd., A Shares	200,900	1,587,108
China Merchants Bank Co., Ltd., H Shares	517,650	3,964,096
China Minsheng Banking Corp., Ltd., A Shares	901,800	713,886
China Minsheng Banking Corp., Ltd., H Shares	2,357,300	1,347,839
China National Building Material Co., Ltd., H Shares	1,402,000	1,670,923
China Oriental Group Co., Ltd.	2,582,000	699,184
China Overseas Land & Investment Ltd.	962,000	2,185,252
China Pacific Insurance Group Co., Ltd., A Shares	62,500	334,973
China Pacific Insurance Group Co., Ltd., H Shares	335,600	1,382,258
China Petroleum & Chemical Corp., A Shares	2,119,800	1,296,450
China Petroleum & Chemical Corp., H Shares	22,926,400	10,857,525
China Railway Group Ltd., H Shares	1,599,000	725,856
China Resources Land Ltd.	463,000	1,832,158
China Resources Power Holdings Co., Ltd.	1,202,000	1,268,239
China Shenhua Energy Co., Ltd., A Shares	188,700	508,092
China Shenhua Energy Co., Ltd., H Shares	1,253,500	2,315,444

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China State Construction Engineering Corp., Ltd., A Shares	1,145,200	852,354
China Tower Corp., Ltd., H Shares	4,710,000	678,145
China Vanke Co., Ltd., A Shares	118,900	510,858
China Vanke Co., Ltd., H Shares	273,900	979,974
CITIC Ltd.	2,578,000	2,006,900
Country Garden Holdings Co., Ltd.	1,321,114	1,586,851
Dongfeng Motor Group Co., Ltd., H Shares	1,215,000	1,196,823
ENN Energy Holdings Ltd.	67,600	1,042,556
Fosun International Ltd.	634,500	963,139
GCL-Poly Energy Holdings Ltd. *(a)	16,225,000	4,990,396
Geely Automobile Holdings Ltd.	584,000	2,116,877
Great Wall Motor Co., Ltd., A Shares	47,100	305,488
Great Wall Motor Co., Ltd., H Shares	649,300	2,024,318
Guangzhou R&F Properties Co., Ltd., H Shares	622,800	766,035
Hengan International Group Co., Ltd.	100,000	715,202
Huaneng Power International, Inc., A Shares	263,500	170,136
Huaneng Power International, Inc., H Shares	2,442,000	863,795
Industrial & Commercial Bank of China Ltd., A Shares	1,449,400	1,142,942
Industrial & Commercial Bank of China Ltd., H Shares	20,265,172	12,926,541
Industrial Bank Co., Ltd., A Shares	376,400	1,345,709
JD.com, Inc. ADR *	28,087	2,491,036
Jiangxi Copper Co., Ltd., A Shares	102,000	296,619
Jiangxi Copper Co., Ltd., H Shares	833,000	1,368,481
Kingboard Holdings Ltd.	346,000	1,409,963
Kunlun Energy Co., Ltd.	1,152,000	981,807
Legend Holdings Corp., H Shares	498,300	789,675
Longfor Group Holdings Ltd.	171,000	962,981
NetEase, Inc. ADR	17,640	2,028,424
PetroChina Co., Ltd., H Shares	13,688,000	4,128,025
PICC Property & Casualty Co., Ltd., H Shares	2,164,000	1,571,947
Ping An Insurance Group Co. of China Ltd., A Shares	67,000	819,494
Ping An Insurance Group Co. of China Ltd., H Shares	479,500	5,647,445
Postal Savings Bank of China Co., Ltd., H Shares	1,400,000	998,833
SAIC Motor Corp., Ltd., A Shares	271,400	920,148
Shanghai Pudong Development Bank Co., Ltd., A Shares	625,800	964,976
Shimao Group Holdings Ltd.	267,500	773,435
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	290,000	153,990
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,442,000	539,749
Sinopharm Group Co., Ltd., H Shares	493,200	1,208,661
Sunac China Holdings Ltd.	176,000	653,905
Sunac Services Holdings Ltd. *	12,916	36,316
Tencent Holdings Ltd.	115,800	10,318,159
Vipshop Holdings Ltd. ADR *	42,916	1,176,757
Weichai Power Co., Ltd., A Shares	62,200	203,333
Weichai Power Co., Ltd., H Shares	274,000	808,119
		173,886,535

Colombia 0.2%
Bancolombia S.A.	83,174	713,119
Ecopetrol S.A.	1,522,818	866,157
		1,579,276

Security	Number of Shares	Value ($)
Czech Republic 0.2%
CEZ A/S	49,616	1,189,787

Egypt 0.1%
Commercial International Bank Egypt S.A.E. GDR	158,648	625,742

Greece 0.5%
Alpha Bank AE *	1,352,255	1,223,456
Hellenic Telecommunications Organization S.A.	51,995	755,781
Motor Oil Hellas Corinth Refineries S.A.	45,350	637,473
Piraeus Financial Holdings S.A. *	491,892	532,734
		3,149,444

Hungary 0.5%
MOL Hungarian Oil & Gas plc *	277,572	2,084,369
OTP Bank Nyrt *	29,680	1,353,282
		3,437,651

India 8.5%
Axis Bank Ltd. *	217,291	1,969,155
Bharat Petroleum Corp., Ltd.	397,367	2,085,531
Bharti Airtel Ltd.	185,161	1,402,235
Coal India Ltd.	587,511	1,009,918
Grasim Industries Ltd.	76,303	1,101,112
HCL Technologies Ltd.	137,260	1,714,755
Hero MotoCorp Ltd.	21,917	976,007
Hindalco Industries Ltd.	476,848	1,467,516
Hindustan Petroleum Corp., Ltd.	517,506	1,546,336
Housing Development Finance Corp., Ltd.	84,140	2,735,972
Indian Oil Corp., Ltd.	1,901,476	2,424,332
Infosys Ltd.	418,245	7,087,031
ITC Ltd.	368,199	1,023,572
JSW Steel Ltd.	295,980	1,478,175
Larsen & Toubro Ltd.	50,636	923,159
Mahindra & Mahindra Ltd.	108,331	1,109,692
Maruti Suzuki India Ltd.	14,579	1,437,010
NTPC Ltd.	679,087	825,784
Oil & Natural Gas Corp., Ltd.	2,526,485	3,045,291
Rajesh Exports Ltd.	139,470	912,003
Reliance Industries Ltd.	245,922	6,188,847
State Bank of India *	476,871	1,839,730
Sun Pharmaceutical Industries Ltd.	119,677	958,993
Tata Consultancy Services Ltd.	80,654	3,431,561
Tata Motors Ltd. *	1,095,430	3,916,079
Tata Motors Ltd., Class A *	413,949	589,110
Tata Steel Ltd.	152,204	1,243,900
Vedanta Ltd.	1,180,514	2,594,132
Wipro Ltd.	220,583	1,263,362
		58,300,300

Indonesia 1.3%
PT Astra International Tbk	5,098,600	2,209,372
PT Bank Central Asia Tbk	415,900	1,000,293
PT Bank Mandiri (Persero) Tbk	2,778,900	1,300,111
PT Bank Rakyat Indonesia (Persero) Tbk	6,202,600	1,838,865
PT Telkom Indonesia (Persero) Tbk	10,286,300	2,273,480
		8,622,121

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kuwait 0.6%
Kuwait Finance House KSCP	347,315	820,581
Mobile Telecommunications Co. KSCP	515,129	1,077,724
National Bank of Kuwait SAKP	652,489	1,881,185
		3,779,490

Malaysia 1.6%
Axiata Group Berhad	1,204,113	989,368
CIMB Group Holdings Berhad	1,613,376	1,529,049
Genting Berhad	962,300	944,621
Malayan Banking Berhad	1,082,090	2,087,115
Petronas Chemicals Group Berhad	541,100	894,568
Public Bank Berhad	1,960,025	2,027,630
Tenaga Nasional Berhad	1,068,900	2,546,788
		11,019,139

Mexico 4.0%
Alfa S.A.B. de C.V., Class A	2,267,400	1,426,873
America Movil S.A.B. de C.V., Series L	8,679,519	5,788,040
Cemex S.A.B. de C.V., Series CPO *	8,492,356	4,871,950
Controladora Nemak S.A.B. de C.V. *	2,322,500	302,506
Fomento Economico Mexicano S.A.B. de C.V.	430,815	2,935,990
Grupo Bimbo S.A.B. de C.V., Series A	557,400	1,047,419
Grupo Financiero Banorte S.A.B. de C.V., Class O *	565,700	2,802,973
Grupo Mexico S.A.B. de C.V., Series B	754,536	3,233,252
Grupo Televisa S.A.B., Series CPO *	656,917	993,115
Orbia Advance Corp. SAB de CV	537,400	1,158,219
Wal-Mart de Mexico S.A.B. de C.V.	908,637	2,586,417
		27,146,754

Philippines 0.3%
PLDT, Inc. (b)	36,265	989,362
SM Investments Corp. (b)	37,620	769,335
		1,758,697

Qatar 0.4%
Ooredoo QPSC	442,623	1,013,282
Qatar National Bank QPSC	408,189	2,016,094
		3,029,376

Russia 9.6%
Alrosa PJSC	926,660	1,217,020
Gazprom PJSC - USD	6,659,680	18,868,505
Gazprom PJSC	282,200	793,084
Inter RAO UES PJSC	15,806,001	1,089,345
Lukoil PJSC	227,371	16,226,622
Magnit PJSC	39,445	2,562,778
MMC Norilsk Nickel PJSC	7,198	2,332,122
Mobile TeleSystems PJSC	338,922	1,477,857
NovaTek PJSC	109,020	1,835,247
Novolipetskiy Metallurgicheskiy Kombinat PAO	357,760	989,814
Rosneft Oil Co. PJSC	591,220	3,712,312
ROSSETI PJSC	29,287,000	616,745
Sberbank of Russia PJSC	1,895,110	6,471,120
Severstal PAO	74,210	1,237,683
Sistema PJSC FC	2,764,800	1,162,289
Surgutneftegas PJSC	2,579,905	1,145,584
Security	Number of Shares	Value ($)
Tatneft PJSC	435,670	2,823,104
VTB Bank PJSC	1,940,420,000	941,104
		65,502,335

Saudi Arabia 2.5%
Al Rajhi Bank	108,203	2,102,303
National Commercial Bank	135,954	1,562,703
Riyad Bank	161,848	919,078
Samba Financial Group	108,803	873,085
Saudi Arabian Oil Co.	79,125	732,571
Saudi Basic Industries Corp.	235,173	6,421,984
Saudi Electricity Co.	206,362	1,216,889
Saudi Telecom Co.	92,743	2,794,444
Yanbu National Petrochemical Co.	45,915	783,264
		17,406,321

South Africa 5.9%
Absa Group Ltd.	370,993	2,782,048
AngloGold Ashanti Ltd.	47,655	1,110,489
Aspen Pharmacare Holdings Ltd. *	92,975	877,697
Barloworld Ltd. *	221,554	1,378,914
Bid Corp., Ltd.	85,442	1,418,836
FirstRand Ltd.	736,976	2,314,659
Gold Fields Ltd.	125,953	1,180,983
MTN Group	1,295,023	5,342,686
Naspers Ltd., N Shares	5,831	1,348,881
Nedbank Group Ltd.	203,097	1,638,795
Old Mutual Ltd	1,399,698	1,195,554
Remgro Ltd.	105,091	695,899
Sanlam Ltd.	289,682	1,103,789
Sappi Ltd. *	639,645	1,807,499
Sasol Ltd. *	668,307	7,203,937
Shoprite Holdings Ltd.	226,103	2,089,711
Standard Bank Group Ltd.	424,168	3,516,440
The Bidvest Group Ltd.	90,378	931,623
Vodacom Group Ltd.	147,243	1,201,086
Woolworths Holdings Ltd.	447,696	1,326,399
		40,465,925

Taiwan 20.7%
Acer, Inc.	1,307,496	1,259,100
ASE Technology Holding Co., Ltd.	1,000,000	3,292,912
Asustek Computer, Inc.	340,041	3,474,741
AU Optronics Corp. *	8,176,800	4,299,672
Catcher Technology Co., Ltd.	195,000	1,375,059
Cathay Financial Holding Co., Ltd.	1,174,599	1,670,762
Cheng Shin Rubber Industry Co., Ltd.	568,000	808,621
China Steel Corp.	3,300,198	2,701,945
Chunghwa Telecom Co., Ltd.	609,906	2,354,046
Compal Electronics, Inc.	3,559,305	2,722,436
CTBC Financial Holding Co., Ltd.	2,463,201	1,668,715
Delta Electronics, Inc.	296,590	2,985,346
Far Eastern New Century Corp.	1,271,817	1,177,920
Far EasTone Telecommunications Co., Ltd.	324,622	695,176
First Financial Holding Co., Ltd.	1,053,606	759,128
Formosa Chemicals & Fibre Corp.	880,442	2,433,264
Formosa Petrochemical Corp.	378,330	1,200,564
Formosa Plastics Corp.	739,732	2,297,250
Foxconn Technology Co., Ltd.	430,317	1,146,472
Fubon Financial Holding Co., Ltd.	1,607,674	2,610,380
Hon Hai Precision Industry Co., Ltd.	6,185,572	24,600,668
Innolux Corp. *	10,479,357	4,868,573
Inventec Corp.	1,534,639	1,274,182
Largan Precision Co., Ltd.	7,050	737,927
Lite-On Technology Corp.	663,167	1,298,839

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MediaTek, Inc.	143,338	4,476,969
Mega Financial Holding Co., Ltd.	1,214,340	1,219,627
Nan Ya Plastics Corp.	1,196,622	2,803,867
Pegatron Corp.	1,374,264	3,845,530
Pou Chen Corp.	1,113,267	1,111,036
President Chain Store Corp.	77,000	733,690
Quanta Computer, Inc.	767,500	2,208,038
Synnex Technology International Corp.	639,850	1,031,159
Taiwan Cement Corp.	784,452	1,122,814
Taiwan Mobile Co., Ltd.	218,334	749,664
Taiwan Semiconductor Manufacturing Co., Ltd.	1,652,803	34,929,333
Uni-President Enterprises Corp.	849,678	2,062,540
United Microelectronics Corp.	2,989,965	5,357,309
Walsin Lihwa Corp.	1,782,000	1,045,597
Wistron Corp.	1,559,682	1,737,896
WPG Holdings Ltd.	877,880	1,346,204
Yageo Corp.	60,000	1,224,893
Yuanta Financial Holding Co., Ltd.	1,237,840	877,418
		141,597,282

Thailand 3.0%
Advanced Info Service PCL NVDR	160,875	922,693
Charoen Pokphand Foods PCL NVDR	839,700	762,686
CP ALL PCL NVDR	475,000	906,740
Kasikornbank PCL NVDR	262,300	1,107,462
Krung Thai Bank PCL NVDR	2,316,900	886,501
PTT Exploration & Production PCL NVDR	342,300	1,175,389
PTT Global Chemical PCL NVDR	1,039,000	2,037,172
PTT PCL NVDR	5,250,070	6,586,442
Thai Oil PCL NVDR	652,500	1,179,291
The Siam Cement PCL NVDR	228,600	2,880,716
The Siam Commercial Bank PCL NVDR	698,400	2,189,102
		20,634,194

Turkey 1.7%
Akbank T.A.S. *	1,392,274	1,204,784
BIM Birlesik Magazalar A/S	83,483	821,583
Eregli Demir ve Celik Fabrikalari TAS	692,488	1,353,149
Haci Omer Sabanci Holding A/S	610,197	874,680
KOC Holding A/S	489,305	1,339,917
Turk Hava Yollari AO *	452,740	746,901
Turkcell Iletisim Hizmetleri A/S	547,699	1,199,374
Turkiye Garanti Bankasi A/S *	1,067,158	1,351,793
Turkiye Halk Bankasi A/S *	1,000,723	718,061
Turkiye Is Bankasi A/S, Class C *	963,124	803,525
Turkiye Petrol Rafinerileri A/S *	92,699	1,253,171
		11,666,938

United Arab Emirates 0.8%
Abu Dhabi Commercial Bank PJSC	446,655	780,768
Emaar Properties PJSC *	1,328,148	1,370,585
Emirates Telecommunications Group Co. PJSC	307,265	1,659,454
First Abu Dhabi Bank PJSC	380,053	1,550,353
		5,361,160
Total Common Stock
(Cost $523,952,895)		648,529,229

Security	Number of Shares	Value ($)
Preferred Stock 5.0% of net assets

Brazil 3.8%
Banco Bradesco S.A.	1,308,033	5,914,526
Centrais Eletricas Brasileiras S.A., Class B	44,420	233,328
Cia Energetica de Minas Gerais	440,628	1,103,302
Gerdau S.A.	439,706	1,868,473
Itau Unibanco Holding S.A.	1,651,679	8,555,138
Metalurgica Gerdau S.A.	504,077	974,729
Petroleo Brasileiro S.A.	1,471,354	7,177,402
		25,826,898

Colombia 0.2%
Bancolombia S.A.	141,464	1,249,353

Russia 1.0%
Surgutneftegas PJSC	2,408,700	1,272,143
Tatneft PJSC	42,360	253,982
Transneft PJSC	2,927	5,553,874
		7,079,999
Total Preferred Stock
(Cost $31,124,102)		34,156,250

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)	743,626	743,626
Total Other Investment Company
(Cost $743,626)		743,626
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Brown Brothers Harriman
Euro
(0.71%), 02/01/21 (d)(e)	11,169	13,555
Hong Kong Dollar
0.05%, 02/01/21 (d)	842,702	108,690
South African Rand
5.00%, 02/01/21 (d)	232,193	15,351
Citibank
U.S. Dollar
0.01%, 02/01/21 (d)	1,230,638	1,230,638
Total Short-Term Investments
(Cost $1,368,234)		1,368,234

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 03/19/21	6	397,830	(16,429)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $699,977.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of January 31, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$286,039,455	$—	$286,039,455
Brazil	41,753,031	—	—	41,753,031
Chile	1,130,947	5,486,784	—	6,617,731
China	18,288,181	155,598,354	—	173,886,535
Colombia	1,579,276	—	—	1,579,276
Kuwait	1,881,185	1,898,305	—	3,779,490
Mexico	27,146,754	—	—	27,146,754
Philippines	—	—	1,758,697	1,758,697
Russia	60,796,327	4,706,008	—	65,502,335
South Africa	1,807,499	38,658,426	—	40,465,925
Preferred Stock
Brazil	25,826,898	—	—	25,826,898
Colombia	1,249,353	—	—	1,249,353
Russia	6,826,017	253,982	—	7,079,999
Other Investment Company[1]	743,626	—	—	743,626
Short-Term Investments[1]	—	1,368,234	—	1,368,234
Liabilities
Futures Contracts[2]	(16,429)	—	—	(16,429)
Total	$189,012,665	$494,009,548	$1,758,697	$684,780,910
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•  Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)

provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87631JAN21